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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.
Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (804) 484-1401

Date of fiscal year end:         October 31, 2014

Date of reporting period:       July 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2014(Unaudited)

COMMON STOCKS - 88.0%	Shares	Value
Consumer Discretionary - 13.4%
Auto Components - 1.3%
China Automotive Systems, Inc. (a)	354	$3,122
Cooper-Standard Holdings, Inc. (a)	7,534	467,108
Drew Industries, Inc. (b)	34,217	1,539,765
Fox Factory Holding Corporation (a)	2,944	43,807
Gentherm, Inc. (a) (b)	11,349	474,956
Goodyear Tire & Rubber Company (The)	1,076	27,093
Icahn Enterprises, L.P.	357	37,110
Jason Industries, Inc. (a)	5,269	54,956
Lear Corporation	3,218	303,039
Modine Manufacturing Company (a) (b)	70,690	973,401
Motorcar Parts of America, Inc. (a)	41	913
Remy International, Inc.	7,870	174,556
Shiloh Industries, Inc. (a)	56,554	961,418
Standard Motor Products, Inc. (b)	20,977	756,221
Stoneridge, Inc. (a) (b)	7,371	80,860
STRATTEC Security Corporation	15,614	981,028
Superior Industries International, Inc. (b)	45,905	858,882
Sypris Solutions, Inc.	14,708	69,716
Tower International, Inc. (a) (b)	118,788	3,741,822
		11,549,773
Automobiles - 0.1%
Winnebago Industries, Inc. (a) (b)	52,057	1,223,339

Distributors - 0.3%
Core-Mark Holding Company, Inc. (b)	31,828	1,502,282
LKQ Corporation (a)	2,528	66,120
Stock Building Supply Holdings, Inc. (a)	12,837	189,474
VOXX International Corporation (a)	65,443	648,540
		2,406,416
Diversified Consumer Services - 0.7%
2U, Inc. (a)	3,469	48,774
Ascent Capital Group, Inc. - Class A (a)	17,253	1,069,341
Bright Horizons Family Solutions, Inc. (a)	2,429	100,974
China Education Alliance, Inc. (a)	4,472	760
Collectors Universe, Inc.	48	961
DeVry Education Group, Inc. (b)	45,160	1,805,045
Grand Canyon Education, Inc. (a)	2,661	114,423
H&R Block, Inc.	11,898	382,283
K12, Inc. (a) (b)	51,836	1,208,297
Liberty Tax, Inc. (a)	26,811	941,334
Matthews International Corporation - Class A	972	42,276
Outerwall, Inc. (a)	6,689	368,029
Steiner Leisure Ltd. (a) (b)	1,733	69,164
Universal Technical Institute, Inc.	10,642	127,385
		6,279,046
Hotels, Restaurants & Leisure - 3.6%
Aramark	7,399	199,477
Biglari Holdings, Inc. (a)	501	212,930
BJ's Restaurants, Inc. (a)	1,669	57,197

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Consumer Discretionary - 13.4%(Continued)
Hotels, Restaurants & Leisure - 3.6% (Continued)
Bloomin' Brands, Inc. (a)	85,982	$1,684,387
Bob Evans Farms, Inc. (b)	33,228	1,578,662
Boyd Gaming Corporation (a)	19,566	215,226
Bravo Brio Restaurant Group, Inc. (a) (b)	67,115	1,000,014
Brinker International, Inc. (b)	45,089	2,021,791
Caesars Acquisition Company - Class A (a)	20,306	233,519
Carrols Restaurant Group, Inc. (a)	51,918	389,904
Century Casinos, Inc. (a)	73,143	405,212
Cheesecake Factory, Inc. (The) (b)	42,772	1,834,063
Choice Hotels International, Inc.	10,531	493,799
Churchill Downs, Inc.	51	4,411
ClubCorp Holdings, Inc.	19,966	337,625
Del Frisco's Restaurant Group, Inc. (a) (b)	3,875	82,615
Denny's Corporation (a)	112,107	767,933
DineEquity, Inc. (b)	12,631	1,023,743
Domino's Pizza, Inc.	1,137	81,864
Einstein Noah Restaurant Group, Inc. (b)	75,526	1,142,708
Empire Resorts, Inc. (a)	1,227	5,926
Fiesta Restaurant Group, Inc. (a) (b)	52,205	2,369,063
Frisch's Restaurants, Inc.	3,251	76,886
International Speedway Corporation - Class A	2,746	83,259
Interval Leisure Group, Inc.	2,399	50,811
Intrawest Resorts Holdings, Inc. (a)	22,150	249,630
Isle of Capri Casinos, Inc. (a)	171,780	1,358,780
Jack in the Box, Inc. (b)	42,049	2,404,782
Jamba, Inc. (a)	30,067	358,399
Kona Grill, Inc. (a)	74,593	1,374,749
Krispy Kreme Doughnuts, Inc. (a)	3,803	58,224
Marcus Corporation (b)	63,969	1,130,332
Monarch Casino & Resort, Inc. (a)	27,365	341,515
Multimedia Games Holding Company, Inc. (a)	8,796	212,160
Nathan's Famous, Inc. (a)	1,871	93,007
Papa John's International, Inc.	23,220	968,042
Pinnacle Entertainment, Inc. (a) (b)	60,258	1,313,624
Popeyes Louisiana Kitchen, Inc. (a) (b)	49,012	1,975,184
Red Robin Gourmet Burgers, Inc. (a)	3,379	217,472
Rick's Cabaret International, Inc. (a)	1,988	22,027
Royal Caribbean Cruises Ltd.	1,724	102,837
Ruby Tuesday, Inc. (a)	1,651	9,923
Ruth's Hospitality Group, Inc.	98,781	1,121,164
Scientific Games Corporation - Class A (a) (b)	148,203	1,265,654
SeaWorld Entertainment, Inc.	9,221	256,805
Town Sports International Holdings, Inc. (b)	80,414	369,904
Wendy's Company (The)	5,331	43,448
		31,600,687
Household Durables - 1.4%
Bassett Furniture Industries, Inc.	49,485	721,491
Cavco Industries, Inc. (a)	15,698	1,120,680
CSS Industries, Inc.	7,745	191,224
Dixie Group, Inc. (The) (a)	72,753	610,398

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Consumer Discretionary - 13.4%(Continued)
Household Durables - 1.4% (Continued)
Flexsteel Industries, Inc.	41,893	$1,267,682
Harman International Industries, Inc.	4,537	492,491
Helen of Troy Ltd. (a)	10,325	553,730
Hooker Furniture Corporation	4,223	61,318
Installed Building Products, Inc. (a)	24,308	269,333
La-Z-Boy, Inc.	36,386	765,561
LGI Homes, Inc. (a)	14,369	261,372
Libbey, Inc. (a) (b)	15,450	402,318
Lifetime Brands, Inc.	29,026	493,442
New Home Company, Inc. (The) (a)	10,783	140,287
NVR, Inc. (a)	157	176,854
Tempur Sealy International, Inc. (a)	1,037	56,734
Universal Electronics, Inc. (a) (b)	61,108	2,910,574
WCI Communities, Inc. (a)	25,189	432,999
Whirlpool Corporation	415	59,196
ZAGG, Inc. (a)	327,710	1,674,598
		12,662,282
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.COM, Inc. - Class A (a)	69,892	357,847
Expedia, Inc.	666	52,894
Groupon, Inc. (a)	6,254	40,463
HomeAway, Inc. (a)	38,112	1,323,249
MakeMyTrip Ltd. (a)	10,875	329,186
Orbitz Worldwide, Inc. (a)	98,162	868,734
Overstock.com, Inc. (a)	14,623	237,624
ValueVision Media, Inc. - Class A (a)	177,998	815,231
Vitacost.com, Inc. (a)	158,273	1,263,018
		5,288,246
Leisure Products - 0.3%
Arctic Cat, Inc.	9,126	324,886
Escalade, Inc.	11,509	182,993
LeapFrog Enterprises, Inc. (a) (b)	126,044	910,038
Malibu Boats, Inc. - Class A (a)	15,994	307,885
Nautilus, Inc. (a)	103,867	1,034,515
Summer Infant, Inc. (a)	5,278	21,956
		2,782,273
Media - 1.9%
A.H. Belo Corporation - Class A	79,597	839,748
Carmike Cinemas, Inc. (a)	5,237	164,651
Clear Channel Outdoor Holdings, Inc. - Class A	88,465	667,911
CTC Media, Inc. (b)	55,177	533,562
Cumulus Media, Inc. - Class A (a)	27,799	143,999
DIRECTV (a)	2,678	230,442
E.W. Scripps Company (The) - Class A (a)	24,910	540,049
Emmis Communications Corporation - Class A (a)	22,752	56,880
Entercom Communications Corporation - Class A (a)	12,612	119,183
Entravision Communications Corporation - Class A	200,707	1,121,952
Eros International plc (a)	86,147	1,263,777
Global Sources Ltd. (a)	1,334	9,845
Gray Television, Inc. (a)	16,135	196,524

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Consumer Discretionary - 13.4%(Continued)
Media - 1.9% (Continued)
Harte-Hanks, Inc.	18,315	$120,146
Interpublic Group of Companies, Inc.	5,678	111,913
John Wiley & Sons, Inc. - Class A	7,482	449,593
Journal Communications, Inc. - Class A (a) (b)	219,801	2,391,435
LIN Media, LLC - Class A (a)	5,755	148,537
Lions Gate Entertainment Corporation	2,376	73,181
Live Nation Entertainment, Inc. (a)	14,590	338,634
Madison Square Garden Company (The) - Class A (a)	846	50,202
Martha Stewart Living Omnimedia, Inc. - Class A (a)	83,941	378,574
McGraw-Hill Companies, Inc. (The)	1,610	129,154
MDC Partners, Inc. - Class A	10,974	226,284
Morningstar, Inc.	3,877	262,899
National CineMedia, Inc.	8,678	139,369
New York Times Company (The) - Class A (b)	130,565	1,630,757
Nexstar Broadcasting Group, Inc. - Class A (b)	34,301	1,598,084
Reading International, Inc. - Class A (a)	6,142	49,320
Saga Communications, Inc. - Class A	3,150	113,400
Salem Communications Corporation - Class A	616	5,365
Sinclair Broadcast Group, Inc. - Class A (b)	58,320	1,884,319
Sirius XM Holdings, Inc. (a)	10,820	36,572
Starz - Series A (a)	4,651	132,600
Time Warner, Inc.	1,320	109,586
		16,268,447
Multiline Retail - 0.3%
Big Lots, Inc. (b)	59,353	2,596,694
Dillard's, Inc. - Class A	1,448	172,630
Dollar General Corporation (a)	284	15,685
Dollar Tree, Inc. (a)	1,631	88,841
Fred's, Inc. - Class A	1,308	20,706
		2,894,556
Specialty Retail - 2.1%
Asbury Automotive Group, Inc. (a)	5,754	388,568
Brown Shoe Company, Inc.	5,027	141,711
Build-A-Bear Workshop, Inc. (a)	40,966	432,191
Cato Corporation (The) - Class A	10,042	309,896
Chico's FAS, Inc.	70,899	1,120,913
Christopher & Banks Corporation (a) (b)	166,006	1,419,351
Citi Trends, Inc. (a)	79,367	1,599,245
CST Brands, Inc.	5,295	177,012
Destination Maternity Corporation	19,107	363,606
Finish Line, Inc. (The) - Class A	18,734	492,517
Foot Locker, Inc.	7,222	343,262
Gap, Inc. (The)	5,563	223,132
GNC Holdings, Inc. - Class A	13,567	445,133
Group 1 Automotive, Inc.	2,891	213,703
Haverty Furniture Companies, Inc.	40,809	907,184
Hibbett Sports, Inc. (a)	18,228	909,760
Lithia Motors, Inc. - Class A	4,623	410,754
Murphy USA, Inc. (a) (b)	17,790	879,182
New York & Company, Inc. (a)	16,895	56,936

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Consumer Discretionary - 13.4%(Continued)
Specialty Retail - 2.1% (Continued)
Pacific Sunwear of California, Inc. (a)	190,135	$385,974
Penske Automotive Group, Inc.	934	43,384
Pep Boys - Manny, Moe & Jack (The) (a)	7,966	84,280
Perfumania Holdings, Inc. (a)	1,060	6,890
Pier 1 Imports, Inc.	2,958	44,548
Restoration Hardware Holdings, Inc. (a)	982	80,318
Ross Stores, Inc.	4,551	293,084
Sears Hometown and Outlet Stores, Inc. (a)	15,266	289,443
Select Comfort Corporation (a) (b)	89,780	1,813,556
Shoe Carnival, Inc. (b)	29,823	530,849
Sonic Automotive, Inc. - Class A	5,025	122,208
Sportman's Warehouse Holdings, Inc. (a)	21,113	122,244
Stein Mart, Inc. (b)	26,348	341,997
Tilly's, Inc. - Class A (a)	36,309	274,859
TravelCenters of America, LLC (a) (b)	61,027	548,633
West Marine, Inc. (a)	1,179	10,116
Winmark Corporation	11,954	782,628
Zumiez, Inc. (a) (b)	62,677	1,745,555
		18,354,622
Textiles, Apparel & Luxury Goods - 0.8%
Cherokee, Inc.	1,086	18,234
Culp, Inc.	6,279	113,775
G-III Apparel Group Ltd. (a) (b)	1,349	104,777
Hanesbrands, Inc.	361	35,273
Kate Spade & Company (a)	1,213	45,888
Movado Group, Inc.	35,293	1,444,543
Oxford Industries, Inc.	6,039	359,743
Quiksilver, Inc. (a)	57,046	170,568
R.G. Barry Corporation	47,346	894,366
Sequential Brands Group, Inc. (a)	53,020	637,831
Skechers U.S.A., Inc. - Class A (a)	22,422	1,169,756
Steven Madden Ltd. (a)	12,072	384,493
Unifi, Inc. (a)	42,077	1,205,085
Vince Holding Corporation (a)	6,870	232,137
		6,816,469
Consumer Staples - 2.3%
Beverages - 0.2%
Brown-Forman Corporation - Class B	254	22,009
Coca-Cola Bottling Company Consolidated (b)	17,380	1,213,472
Constellation Brands, Inc. - Class A (a)	149	12,406
Cott Corporation (b)	63,453	435,922
National Beverage Corporation (a)	9,004	154,328
		1,838,137
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. - Class A (b)	16,872	413,702
Kroger Company (The)	4,884	239,218
Pantry, Inc. (The) (a)	42,409	759,545
PriceSmart, Inc.	2,271	186,903
Rite Aid Corporation (a)	69,293	463,570
Roundy's, Inc.	30,774	148,638

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Consumer Staples - 2.3%(Continued)
Food & Staples Retailing - 0.6% (Continued)
SpartanNash Company	11,677	$244,750
SUPERVALU, Inc. (a)	264,491	2,425,383
Weis Markets, Inc.	1,732	73,887
Whole Foods Market, Inc.	3,404	130,101
		5,085,697
Food Products - 0.9%
Adecoagro, S.A. (a) (b)	39,475	393,171
Annie's, Inc. (a) (b)	30,281	883,600
B&G Foods, Inc.	2,542	71,354
Calavo Growers, Inc.	15,906	548,598
Cal-Maine Foods, Inc.	27,985	1,992,532
Chiquita Brands International, Inc. (a)	20,858	200,028
Dean Foods Company	29,245	448,033
Farmer Brothers Company (a)	10,403	212,949
Fresh Del Monte Produce, Inc.	15,588	466,705
Hillshire Brands Company (The)	502	31,511
Inventure Foods, Inc. (a)	22,953	276,584
J & J Snack Foods Corporation (b)	6,601	594,684
John B. Sanfilippo & Son, Inc.	2,364	62,528
Limoneira Company	3,078	67,870
Omega Protein Corporation (a) (b)	37,870	530,937
Origin Agritech Ltd. (a) (b)	35,034	76,024
Pilgrim's Pride Corporation (a)	12,514	349,891
Pinnacle Foods, Inc.	9,404	283,342
Sanderson Farms, Inc.	1,296	118,053
Seneca Foods Corporation - Class A (a)	11,329	324,236
SunOpta, Inc. (a)	10,685	132,067
		8,064,697
Household Products - 0.2%
Central Garden & Pet Company (a)	4,253	39,085
Central Garden & Pet Company - Class A (a)	33,722	314,626
Kimberly-Clark Corporation	339	35,212
Orchids Paper Products Company	21,271	561,554
WD-40 Company	3,697	246,812
		1,197,289
Personal Products - 0.3%
Elizabeth Arden, Inc. (a)	1,252	25,829
Female Health Company (The)	51,186	200,137
IGI Laboratories, Inc. (a)	136,828	721,084
Inter Parfums, Inc. (b)	33,838	884,187
Nature's Sunshine Products, Inc.	7,168	110,674
Neptune Technologies & Bioressources, Inc. (a)	21,503	46,231
Nu Skin Enterprises, Inc. - Class A	778	45,661
Revlon, Inc. - Class A (a) (b)	14,760	450,180
		2,483,983
Tobacco - 0.1%
Alliance One International, Inc. (a)	329,263	747,427
Vector Group Ltd.	19,545	401,259
		1,148,686

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Energy - 7.2%
Energy Equipment & Services - 2.0%
Basic Energy Services, Inc. (a)	6,400	$153,536
CHC Group Ltd. (a)	35,177	253,274
Core Laboratories N.V.	713	104,405
ENGlobal Corporation (a)	19,347	53,978
Era Group, Inc. (a)	18,008	482,614
Exterran Partners, L.P.	11,111	307,108
Gulf Island Fabrication, Inc.	5,882	114,699
Gulfmark Offshore, Inc. - Class A	1,675	64,102
Halliburton Company	871	60,090
Helix Energy Solutions Group, Inc. (a)	26,549	675,141
Hercules Offshore, Inc. (a)	56,550	199,622
ION Geophysical Corporation (a) (b)	613,489	2,300,584
Key Energy Services, Inc. (a)	118,020	724,643
Matrix Service Company (a)	118,057	3,169,830
Mitcham Industries, Inc. (a)	23,941	310,515
Nabors Industries Ltd.	17,013	462,073
North American Energy Partners, Inc.	16,510	119,698
North Atlantic Drilling Ltd.	80,642	786,260
Oil States International, Inc. (a)	3,499	214,454
Parker Drilling Company (a)	136,856	845,770
Patterson-UTI Energy, Inc.	961	33,010
Pioneer Energy Services Corporation (a) (b)	198,226	2,915,905
RigNet, Inc. (a)	15,350	853,767
Superior Energy Services, Inc.	10,689	359,150
USA Compression Partners, L.P.	12,939	318,299
Vantage Drilling Company (a)	206,192	385,579
Willbros Group, Inc. (a) (b)	113,851	1,319,533
		17,587,639
Oil, Gas & Consumable Fuels - 5.2%
Abraxas Petroleum Corporation (a)	52,458	267,536
Access Midstream Partners, L.P.	1,237	74,492
Adams Resources & Energy, Inc.	19,069	1,245,968
Advantage Oil & Gas Ltd. (a) (b)	72,001	384,485
Alon USA Energy, Inc.	21,185	272,227
Alon USA Partners, L.P.	43,655	767,455
American Eagle Energy Corporation (a)	59,790	384,450
American Midstream Partners, L.P.	8,608	256,777
Ardmore Shipping Corporation	17,240	226,361
Bellatrix Exploration Ltd. (a)	93,592	693,517
Bonanza Creek Energy, Inc. (a) (b)	35,919	2,013,619
Cameco Corporation	6,839	137,874
Comstock Resources, Inc. (b)	62,120	1,469,759
Continental Resources, Inc. (a)	89	13,063
CVR Refining, L.P.	28,565	732,978
Delek US Holdings, Inc.	12,614	368,581
Devon Energy Corporation	127	9,589
DHT Holdings, Inc.	9,673	64,035
Dorchester Minerals, L.P. (b)	6,888	235,294
Dorian LPG Ltd. (a)	5,885	118,112
Dynagas LNG Partners, L.P.	15,640	365,038

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Energy - 7.2%(Continued)
Oil, Gas & Consumable Fuels - 5.2% (Continued)
ECA Marcellus Trust I	12,257	$87,270
Emerald Oil, Inc. (a)	5,599	41,097
Enduro Royalty Trust	21,638	293,195
Energen Corporation	758	61,876
Equal Energy Ltd. (b)	309,942	1,689,184
Evolution Petroleum Corporation	13,012	138,057
EXCO Resources, Inc.	53,384	246,100
FX Energy, Inc. (a)	50,259	155,300
GasLog Ltd. (b)	62,290	1,588,395
Gastar Exploration, Inc. (a)	17,774	117,664
Global Partners, L.P.	191	8,265
Golar LNG Partners, L.P.	9,226	305,104
Gulfport Energy Corporation (a)	220	11,750
Halcon Resources Corporation (a)	155,199	923,434
Hallador Energy Company	43,555	610,641
Hugoton Royalty Trust	54,866	538,235
Jones Energy, Inc. - Class A (a)	9,839	185,170
Knightsbridge Tankers Ltd.	77,878	887,809
Lehigh Gas Partners, L.P.	4,366	112,643
LRR Energy, L.P.	4,940	89,315
Magellan Petroleum Corporation (a)	6,313	12,121
Marathon Petroleum Corporation	4,010	334,755
Marlin Midstream Partners, L.P.	14,026	274,068
Martin Midstream Partners, L.P.	4,847	190,196
Memorial Production Partners, L.P.	11,866	268,528
Mid-Con Energy Partners, L.P.	11,273	258,603
Midstates Petroleum Company, Inc. (a)	48,562	309,826
MPLX, L.P.	1,404	79,677
MV Oil Trust	8,541	229,667
Navigator Holdings Ltd. (a)	17,455	486,122
New Source Energy Partners, L.P.	935	23,553
Niska Gas Storage Partners, LLC	10,468	152,728
Nordic American Offshore Ltd.	1,140	20,870
Nordic American Tankers Ltd. (b)	127,434	1,097,207
Pacific Coast Oil Trust	32,643	341,772
Panhandle Oil & Gas, Inc. - Class A	16,688	1,075,041
PBF Energy, Inc. - Class A (b)	114,180	3,094,278
PBF Logistics, L.P. (a)	2,541	65,329
Pengrowth Energy Corporation	2,754	17,626
Penn West Petroleum Ltd.	1,861	14,386
Permian Basin Royalty Trust	30,270	411,975
PetroQuest Energy, Inc. (a) (b)	355,370	2,277,922
Phillips 66	397	32,201
PostRock Energy Corporation (a)	3,543	4,783
QEP Midstream Partners, L.P.	4,889	119,732
QR Energy, L.P.	11,517	231,492
Rentech, Inc. (a)	269,828	585,527
Resolute Energy Corporation (a)	31,609	241,493
REX American Resources Corporation (a)	35,804	3,020,067
Rex Energy Corporation (a)	4,010	55,298

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Energy - 7.2%(Continued)
Oil, Gas & Consumable Fuels - 5.2% (Continued)
Ring Energy, Inc. (a)	8,597	$148,728
Rose Rock Midstream, L.P.	5,168	274,989
Sabine Royalty Trust	5,271	299,393
Sanchez Energy Corporation (a)	1,767	56,049
SandRidge Mississippian Trust II	16,892	138,852
SandRidge Permian Trust (b)	18,986	240,553
Scorpio Tankers, Inc.	2,734	25,672
SemGroup Corporation - Class A	2,367	182,448
Southcross Energy Partners, L.P.	10,605	229,916
Sprague Resources, L.P.	5,807	144,304
StealthGas, Inc. (a)	37,055	396,488
Stone Energy Corporation (a)	1,607	61,146
Summit Midstream Partners, L.P.	3,310	162,422
Susser Petroleum Partners, L.P.	939	47,983
Swift Energy Company (a)	48,078	531,262
Talisman Energy, Inc.	12,921	135,024
Tallgrass Energy Partners, L.P.	5,268	206,769
Targa Resources Corporation	1,087	138,592
Teekay Corporation	880	48,981
TransAtlantic Petroleum Ltd. (a)	59,157	617,599
TransCanada Corporation	189	9,482
TransGlobe Energy Corporation (b)	17,459	109,468
Triangle Petroleum Corporation (a) (b)	188,179	2,032,333
Tsakos Energy Navigation Ltd. (b)	57,576	407,638
Valero Energy Corporation	2,940	149,352
Valero Energy Partners, L.P.	6,600	306,768
Vertex Energy, Inc. (a)	39,833	327,427
VOC Energy Trust	15,749	234,975
Warren Resources, Inc. (a) (b)	505,602	2,977,996
Western Refining Logistics, L.P.	7,318	233,371
Westmoreland Coal Company (a) (b)	29,897	1,288,262
Whiting USA Trust II	26,139	341,898
Williams Partners, L.P.	1,171	59,299
World Point Terminals, L.P.	237	4,456
		46,088,452
Financials - 10.7%
Banks - 3.2%
1st Source Corporation	5,134	145,754
1st United Bancorp, Inc.	76,552	639,209
Banco Latinoamericano de Comercio Exterior, S.A. - Class E	13,033	386,950
Bar Harbor Bankshares	1,989	54,300
BBCN Bancorp, Inc.	27,480	412,750
BNC Bancorp	2,185	36,227
Bryn Mawr Bank Corporation	2,392	70,564
C&F Financial Corporation	616	21,110
Capital Bank Financial Corporation - Class A (a)	25,308	576,516
Cascade Bancorp (a)	57,323	310,691
Central Pacific Financial Corporation	33,801	605,038
Chemical Financial Corporation	10,632	293,443

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Banks - 3.2% (Continued)
CoBiz Financial, Inc.	77,031	$871,991
Columbia Banking System, Inc.	25,650	653,818
ConnectOne Bancorp, Inc.	8,372	159,068
Customers Bancorp, Inc. (a)	12,693	240,659
Enterprise Financial Services Corporation	2,801	48,877
F.N.B. Corporation (b)	111,817	1,375,349
Farmers Capital Bank Corporation (a)	3,784	89,340
Fidelity Southern Corporation	6,224	86,202
Financial Institutions, Inc.	30,498	677,056
First BanCorporation (Puerto Rico) (a) (b)	264,116	1,357,556
First Busey Corporation	46,250	256,687
First Business Financial Services, Inc.	19,891	867,645
First Financial Bancorporation	11,031	180,247
First Financial Corporation	1,025	31,427
First Horizon National Corporation (b)	189,133	2,227,987
First Interstate BancSystem, Inc.	14,298	373,178
First Merchants Corporation (b)	60,697	1,209,691
First Midwest Bancorp, Inc.	10,820	175,284
First NBC Bank Holding Company (a)	16,482	523,963
First Niagara Financial Group, Inc.	16,943	145,710
First Republic Bank	1,912	89,329
FirstMerit Corporation (b)	93,995	1,654,312
Fulton Financial Corporation	60,640	687,658
Great Southern Bancorp, Inc.	4,719	147,138
Hancock Holding Company	663	21,508
HomeTrust Bancshares, Inc. (a)	6,803	103,474
Horizon Bancorp	3,992	85,109
IBERIABANK Corporation	628	41,203
Independent Bank Corporation (Michigan)	76,870	1,017,759
Independent Bank Group, Inc.	11,111	533,439
International Bancshares Corporation	911	23,094
Intervest Bancshares Corporation	8,090	64,558
Investors Bancorp, Inc.	69,659	720,971
KeyCorp	6,164	83,461
MainSource Financial Group, Inc.	1,142	18,649
Metro Bancorp, Inc. (a)	15,895	364,790
MidSouth Bancorp, Inc.	17,282	336,999
NBT Bancorp, Inc.	16,912	395,233
OFG Bancorp (b)	57,203	912,960
Old Line Bancshares, Inc.	14,369	201,310
OmniAmerican Bancorp, Inc.	12,588	311,049
Opus Bank (a)	6,887	204,544
Peoples Financial Services Corporation	6,814	318,759
PrivateBancorp, Inc.	26,018	749,318
Republic First Bancorp, Inc. (a)	13,028	57,323
Sandy Spring Bancorp, Inc.	3,717	87,015
Seacoast Banking Corporation of Florida (a)	18,672	193,255
ServisFirst Bancshares, Inc.	1,048	29,543
Simmons First National Corporation - Class A	3,277	129,868
Southwest Bancorp, Inc.	9,233	142,373

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Banks - 3.2% (Continued)
Stock Yards Bancorp, Inc.	3,499	$102,416
Stonegate Bank	16,618	395,841
Sun Bancorp, Inc. (a)	10,460	39,330
Susquehanna Bancshares, Inc.	63,340	644,801
Synovus Financial Corporation (b)	3,800	89,490
Talmer Bancorp, Inc. - Class A (a)	4,033	54,002
Taylor Capital Group, Inc. (a)	5,843	124,573
Tompkins Financial Corporation	226	10,052
TriState Capital Holdings, Inc. (a)	37,281	364,981
Union Bankshares Corporation	2,956	70,589
United Community Banks, Inc.	2,056	34,027
Univest Corporation of Pennsylvania	5,930	112,196
Webster Financial Corporation	789	22,621
Wilshire Bancorp, Inc.	70,199	661,275
Wintrust Financial Corporation (b)	20,885	967,602
Yadkin Financial Corporation (a)	4,590	85,190
		28,609,274
Capital Markets - 1.8%
Apollo Global Management, LLC - Class A (b)	27,901	732,680
BGC Partners, Inc. - Class A	4,866	38,101
BlackRock Kelso Capital Corporation (b)	104,352	914,124
Blackstone Group, L.P. (The)	1,756	57,386
Capitala Finance Corporation	7,942	146,530
Carlyle Group, L.P. (The)	5,998	200,213
CorEnergy Infrastructure Trust, Inc.	101,866	811,872
Diamond Hill Investment Group, Inc.	321	41,017
Ellington Financial, LLC	14,240	337,488
FBR & Company (a)	32,910	920,164
Fortress Investment Group, LLC - Class A	33,042	239,224
GAMCO Investors, Inc. - Class A	105	8,046
GFI Group, Inc.	5,813	26,333
Harris & Harris Group, Inc. (a)	203	633
HFF, Inc. - Class A	13,801	468,682
ICG Group, Inc. (a)	14,860	251,431
Investment Technology Group, Inc. (a) (b)	61,141	1,118,269
KCAP Financial, Inc.	8,486	66,955
KCG Holdings, Inc. - Class A (a) (b)	87,230	996,167
KKR & Company, L.P.	3,706	84,942
Ladenburg Thalmann Financial Services, Inc. (a)	95,680	299,478
Lazard Ltd. - Class A	9,041	472,844
LPL Financial Holdings, Inc.	8,846	420,008
Main Street Capital Corporation	5,211	158,310
Manning & Napier, Inc.	38,045	652,472
Marcus & Millichap, Inc. (a)	13,318	327,223
MCG Capital Corporation	27,284	108,317
Medallion Financial Corporation	13,197	147,015
Medley Capital Corporation	2,030	25,517
New Mountain Finance Corporation	5,623	81,421
Oaktree Capital Group, LLC	1,377	68,850

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Capital Markets - 1.8% (Continued)
Och-Ziff Capital Management Group, LLC - Class A (b)	20,247	$275,562
Oppenheimer Holdings, Inc. - Class A	3,814	87,035
PennantPark Investment Corporation (b)	114,211	1,271,168
Piper Jaffray Companies, Inc. (a)	16,566	854,806
Prospect Capital Corporation	55,642	590,362
Pzena Investment Management, Inc. - Class A	51,907	540,352
Raymond James Financial, Inc.	1,940	98,843
SEI Investments Company	3,899	139,662
Solar Capital Ltd.	8,995	177,201
SWS Group, Inc. (a)	22,160	158,666
TICC Capital Corporation	15,771	150,140
Waddell & Reed Financial, Inc. - Class A	697	36,795
Walter Investment Management Corporation (a)	27,089	747,115
Westwood Holdings Group, Inc.	8,709	468,631
WisdomTree Investments, Inc. (a)	14,327	146,995
		15,965,045
Consumer Finance - 0.4%
Cash America International, Inc.	20,626	915,588
First Cash Financial Services, Inc. (a)	819	46,200
Nelnet, Inc. - Class A (b)	49,869	2,056,099
Nicholas Financial, Inc.	1,370	17,837
Regional Management Corporation (a)	9,587	155,885
Santander Consumer USA Holdings, Inc.	12,514	239,893
SLM Corporation (b)	62,237	551,420
		3,982,922
Diversified Financial Services - 0.3%
Bank of America Corporation	3,087	47,077
CBOE Holdings, Inc.	1,440	69,797
Compass Diversified Holdings, Inc.	17,720	312,226
Consumer Portfolio Services, Inc. (a)	150,139	1,090,009
MarketAxess Holdings, Inc.	1,842	103,576
Marlin Business Services Corporation	7,395	136,068
NewStar Financial, Inc. (a)	10,109	114,535
PHH Corporation (a)	10,591	247,300
Texas Pacific Land Trust	1,646	279,770
Tiptree Financial, Inc. - Class A	258	1,834
Voya Financial, Inc.	4,928	182,829
		2,585,021
Insurance - 3.0%
Alleghany Corporation (a)	189	78,218
Allied World Assurance Company Holdings A.G.	4,726	170,183
American Financial Group, Inc.	332	18,589
American National Insurance Company	431	46,979
AMERISAFE, Inc. (b)	24,631	901,495
AmTrust Financial Services, Inc. (b)	34,285	1,461,912
Argo Group International Holdings Ltd. (b)	37,336	1,859,706
Aspen Insurance Holdings Ltd.	20,252	810,283
Assurant, Inc.	1,576	99,855
Assured Guaranty Ltd.	4,331	96,668

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Insurance - 3.0% (Continued)
Atlas Financial Holdings, Inc. (a)	7,767	$110,757
Axis Capital Holdings Ltd.	1,796	77,497
Blue Capital Holdings Ltd.	5,742	101,978
EMC Insurance Group, Inc.	18,614	547,810
Employers Holdings, Inc.	14,744	314,047
FBL Financial Group, Inc. - Class A	3,060	130,907
Federated National Holding Company (b)	64,258	1,296,084
Fidelity & Guaranty Life	9,431	203,804
Hallmark Financial Services, Inc. (a)	4,328	38,822
Hanover Insurance Group, Inc. (The) (b)	27,614	1,596,365
HCC Insurance Holdings, Inc.	557	26,001
Hilltop Holdings, Inc. (a) (b)	39,265	804,933
Horace Mann Educators Corporation (b)	60,901	1,744,814
Infinity Property & Casualty Corporation	5,845	378,522
Investors Title Company	334	23,076
Kansas City Life Insurance Company (b)	9,118	398,183
Kemper Corporation	26,968	933,363
Maiden Holdings Ltd.	39,552	454,057
Mercury General Corporation	20,648	1,016,295
National General Holdings Corporation	10,516	183,084
National Interstate Corporation	7,909	214,255
National Western Life Insurance Company - Class A	481	115,921
Navigators Group, Inc. (The) (a)	24,155	1,468,624
Old Republic International Corporation	12,092	174,004
OneBeacon Insurance Group Ltd. - Class A	51,834	767,143
PartnerRe Ltd.	255	26,612
Platinum Underwriters Holdings Ltd.	1,254	73,484
ProAssurance Corporation	40,453	1,764,964
Progressive Corporation (The)	8,701	203,951
Protective Life Corporation	1,805	125,231
Reinsurance Group of America, Inc.	4,803	385,489
RLI Corporation	265	11,326
Safety Insurance Group, Inc. (b)	22,106	1,105,521
Selective Insurance Group, Inc.	32,645	727,657
State Auto Financial Corporation	4,157	87,754
Symetra Financial Corporation (b)	105,077	2,395,756
Third Point Reinsurance Ltd. (a)	8,850	128,856
United Fire Group, Inc. (b)	5,627	159,019
United Insurance Holdings Corporation	13,349	193,827
		26,053,681
Real Estate Investment Trusts (REIT) - 0.6%
Agree Realty Corporation	479	14,025
American Realty Capital Properties, Inc.	792	10,383
American Residential Properties, Inc. (a)	570	10,328
Apartment Investment & Management Company - Class A	1,330	45,459
Associated Estates Realty Corporation	6,122	108,176
BioMed Realty Trust, Inc.	2,195	47,192
Brandywine Realty Trust	8,690	135,129
Brixmor Property Group, Inc.	3,890	88,108

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Real Estate Investment Trusts (REIT) - 0.6% (Continued)
Camden Property Trust	1,497	$108,323
CBL & Associates Properties, Inc.	9,301	173,929
Chambers Street Properties	11,590	90,170
Columbia Property Trust, Inc.	10,104	257,753
CoreSite Realty Corporation	977	31,909
Cousins Properties, Inc.	1,916	23,720
Crown Castle International Corporation	984	72,993
CubeSmart	2,047	37,276
CyrusOne, Inc.	15	373
Digital Realty Trust, Inc.	2,443	157,305
Duke Realty Corporation	629	11,316
DuPont Fabros Technology, Inc.	7,310	200,367
First Potomac Realty Trust	6,872	90,642
Franklin Street Properties Corporation	13,113	159,192
Geo Group, Inc. (The)	933	32,105
Getty Realty Corporation	6,948	127,635
Gladstone Commercial Corporation	16,364	285,552
Granite Real Estate Investment Trust (b)	2,089	79,027
Gyrodyne Special Distribution, LLC (a) (c)	1,499	–
HCP, Inc.	1,266	52,577
Inland Real Estate Corporation	3,106	32,116
Investors Real Estate Trust	6,889	58,694
Lexington Realty Trust	15,319	167,590
Liberty Property Trust	2,332	82,016
Medical Properties Trust, Inc.	1,279	17,215
Mid-America Apartment Communities, Inc.	244	17,060
Omega Healthcare Investors, Inc.	535	19,549
One Liberty Properties, Inc.	4,004	82,963
Parkway Properties, Inc.	3,071	63,662
Preferred Apartment Communities, Inc. - Class A	26,897	241,804
PS Business Parks, Inc.	511	42,158
QTS Realty Trust, Inc. - Class A	5,187	141,346
Ramco-Gershenson Properties Trust	1,338	22,211
Retail Properties of America, Inc. - Class A	2,401	36,135
Rouse Properties, Inc.	1,138	19,289
Sabra Health Care REIT, Inc.	12,238	338,993
Saul Centers, Inc.	6,165	293,886
Select Income REIT	10,171	282,245
Senior Housing Properties Trust	1,823	41,674
Silver Bay Realty Trust Corporation	956	15,449
Sovran Self Storage, Inc.	1,407	107,945
Terreno Realty Corporation	6,362	118,969
Urstadt Biddle Properties, Inc. - Class A	4,664	95,565
Vornado Realty Trust	470	49,829
Washington Real Estate Investment Trust	3,409	92,452
Whitestone REIT	1,124	16,815
		4,948,594
Thrifts & Mortgage Finance - 1.4%
America First Multifamily Investors, L.P.	81,074	485,633
Bank Mutual Corporation	44,718	269,650

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Financials - 10.7%(Continued)
Thrifts & Mortgage Finance - 1.4% (Continued)
BBX Capital Corporation - Class A (a)	21,903	$396,006
Beneficial Mutual Bancorp, Inc. (a)	20,113	263,078
Berkshire Hills Bancorp, Inc.	7,119	172,066
Brookline Bancorp, Inc.	78,310	707,139
Capitol Federal Financial, Inc.	1,432	16,754
Charter Financial Corporation	13,038	142,766
Clifton Bancorp, Inc.	24,838	306,998
Dime Community Bancshares, Inc.	56,018	846,992
Essent Group Ltd. (a)	7,991	145,516
EverBank Financial Corp (b)	82,462	1,566,778
First Financial Northwest, Inc.	8,919	93,828
Flushing Financial Corporation	5,339	99,199
Franklin Financial Corporation (a)	678	13,486
Kearny Financial Corporation (a)	486	7,324
Ladder Capital Corporation - Class A (a)	14,248	250,765
Meridian Bancorp, Inc. (a)	43,791	475,570
Meta Financial Group, Inc.	5,201	191,397
NMI Holdings, Inc. - Class A (a)	18,702	186,833
Northfield Bancorp, Inc.	3,707	47,301
Oritani Financial Corporation (b)	121,565	1,799,162
Provident Financial Services, Inc.	71,676	1,197,706
Territorial Bancorp, Inc.	2,588	52,019
TFS Financial Corporation (a)	11,528	155,398
Tree.com, Inc. (a)	10,756	274,493
United Community Financial Corporation	9,958	42,819
United Financial Bancorp, Inc. (a)	6,227	78,958
Walker & Dunlop, Inc. (a)	22,794	311,138
Waterstone Financial, Inc.	57,237	631,324
WSFS Financial Corporation	12,932	925,802
		12,153,898
Health Care - 17.1%
Biotechnology - 4.9%
Acceleron Pharma, Inc. (a)	12,812	379,491
Achillion Pharmaceuticals, Inc. (a)	88,806	608,321
Acorda Therapeutics, Inc. (a)	26,719	782,065
Actinium Pharmaceuticals, Inc. (a)	11,254	71,013
Adamas Pharmaceuticals, Inc. (a)	11,061	175,981
Aegerion Pharmaceuticals, Inc. (a) (b)	58,943	1,981,074
Agenus, Inc. (a)	23,278	76,817
Agios Pharmaceuticals, Inc. (a)	4,484	180,705
Akebia Therapeutics, Inc. (a)	910	20,147
Alder Biopharmaceuticals, Inc. (a)	7,105	120,003
Amicus Therapeutics, Inc. (a) (b)	359,032	1,518,705
Applied Genetic Technologies Corporation (a)	13,636	218,176
ArQule, Inc. (a) (b)	141,880	192,957
Asterias Biotherapeutics, Inc. (a)	6,535	14,704
Athersys, Inc. (a)	95,413	153,615
Auspex Pharmaceuticals, Inc. (a)	17,195	313,121
AVEO Pharmaceuticals, Inc. (a)	341,835	430,712
BioCryst Pharmaceuticals, Inc. (a)	24,060	301,231

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Health Care - 17.1%(Continued)
Biotechnology - 4.9% (Continued)
Biogen Idec, Inc. (a)	444	$148,469
BioMarin Pharmaceutical, Inc. (a)	1,188	73,442
BioSpecifics Technologies Corporation (a)	49,124	1,284,101
bluebird bio, Inc. (a)	30,627	1,022,942
Cancer Genetics, Inc. (a)	29,614	306,209
Cara Therapeutics, Inc. (a)	18,272	232,968
Catalyst Pharmaceutical Partners, Inc. (a)	5,451	12,374
Celgene Corporation (a)	2,411	210,119
Celladon Corporation (a)	22,980	283,803
Cepheid, Inc. (a)	467	17,578
Chimerix, Inc. (a)	20,627	468,645
China Biologic Products, Inc. (a)	9,257	416,287
Clovis Oncology, Inc. (a)	7,948	289,705
Concert Pharmaceuticals, Inc. (a)	50,177	410,448
Curis, Inc. (a)	37,595	72,934
Cytokinetics, Inc. (a)	78,473	331,941
Cytori Therapeutics, Inc. (a)	1,428	2,927
Dicerna Pharmaceuticals, Inc. (a)	17,739	266,440
Dyax Corporation (a)	44,690	420,980
Eagle Pharmaceuticals, Inc. (a)	21,230	241,279
Enzymotec Ltd. (a)	30,481	449,595
Fibrocell Science, Inc. (a)	153	513
Five Prime Therapeutics, Inc. (a)	23,969	287,628
Genocea Biosciences, Inc. (a)	3,122	54,354
Genomic Health, Inc. (a)	19,830	505,268
Geron Corporation (a)	166,943	401,498
Gilead Sciences, Inc. (a)	4,608	421,862
GlycoMimetics, Inc. (a)	5,856	47,961
Harvard Apparatus Regenerative Technology, Inc. (a)	14,326	105,149
Heron Therapeutics, Inc. (a)	71,335	627,035
Horizon Pharma, Inc. (a) (b)	38,818	329,953
Hyperion Therapeutics, Inc. (a)	82,920	1,888,088
Idenix Pharmaceuticals, Inc. (a)	8,859	216,337
ImmunoGen, Inc. (a)	53,180	573,280
Immunomedics, Inc. (a)	87,914	284,841
Insmed, Inc. (a)	29,700	507,573
Ironwood Pharmaceuticals, Inc. (a)	20,715	306,582
Kindred Biosciences, Inc. (a)	20,050	305,562
Lexicon Pharmaceuticals, Inc. (a)	73,983	108,755
Ligand Pharmaceuticals, Inc. (a)	7,121	350,140
MacroGenics, Inc. (a)	30,148	612,004
Medivation, Inc. (a)	3,212	238,427
Momenta Pharmaceuticals, Inc. (a)	30,173	321,041
Nanosphere, Inc. (a) (b)	61,431	93,375
Neurocrine Biosciences, Inc. (a)	14,821	201,269
OncoGenex Pharmaceuticals, Inc. (a) (b)	181,229	547,312
Onconova Therapeutics, Inc. (a)	2,003	9,735
Oncothyreon, Inc. (a)	108,654	296,625
Ophthotech Corporation (a)	1,296	50,622
PDL BioPharma, Inc. (b)	193,008	1,810,415

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Health Care - 17.1%(Continued)
Biotechnology - 4.9% (Continued)
Peregrine Pharmaceuticals, Inc. (a)	111,643	$168,581
Portola Pharmaceuticals, Inc. (a)	27,798	698,842
Progenics Pharmaceuticals, Inc. (a)	45,360	216,821
Protalix BioTherapeutics, Inc. (a)	22,782	74,953
Prothena Corporation plc (a) (b)	124,037	2,153,282
PTC Therapeutics, Inc. (a)	8,454	223,355
Receptos, Inc. (a)	10,743	444,868
Regado Biosciences, Inc. (a)	109,800	327,204
Regulus Therapeutics, Inc. (a)	1,886	12,052
Repligen Corporation (a) (b)	90,339	1,894,409
Rigel Pharmaceuticals, Inc. (a) (b)	571,940	1,870,244
Sangamo Biosciences, Inc. (a) (b)	48,287	573,650
Sinovac Biotech Ltd. (a)	87,106	482,567
Sorrento Therapeutics, Inc. (a)	27,024	147,011
Stemline Therapeutics, Inc. (a)	71,286	913,174
Sunesis Pharmaceuticals, Inc. (a)	44,761	294,527
Synageva BioPharma Corporation (a)	35	2,394
Synta Pharmaceuticals Corporation (a)	87,501	345,629
Synthetic Biologics, Inc. (a)	124,491	217,859
Targacept, Inc. (a) (b)	275,351	768,229
Tekmira Pharmaceuticals Corporation (a)	38,607	494,556
TetraLogic Pharmaceuticals Corporation (a)	13,756	64,997
Tetraphase Pharmaceuticals, Inc. (a)	48,500	509,250
TG Therapeutics, Inc. (a)	123,796	979,226
Threshold Pharmaceuticals, Inc. (a)	109,380	460,490
Tonix Pharmaceuticals Holding Corporation (a)	35,787	411,908
Trevena, Inc. (a)	3,174	21,742
Ultragenyx Pharmaceutical, Inc. (a)	12,876	562,681
uniQure B.V. (a)	17,165	175,426
United Therapeutics Corporation (a)	5,085	462,430
Versartis, Inc. (a)	29	592
Vical, Inc. (a) (b)	424,212	555,718
Vital Therapies, Inc. (a)	285	6,526
Xencor, Inc. (a)	9,233	89,191
XOMA Corporation (a)	98,437	381,936
		43,011,548
Health Care Equipment & Supplies - 4.0%
Abaxis, Inc.	7,410	351,308
Alere, Inc. (a) (b)	57,688	2,307,520
Alphatec Holdings, Inc. (a)	34,459	48,243
Analogic Corporation	14,297	1,028,097
AngioDynamics, Inc. (a)	72,757	1,062,252
Anika Therapeutics, Inc. (a) (b)	48,340	2,033,180
Antares Pharma, Inc. (a)	162,038	330,557
Atrion Corporation	155	43,555
BIOLASE, Inc. (a)	313	695
Cantel Medical Corporation (b)	35,124	1,177,708
CONMED Corporation	29,926	1,167,114
Covidien plc	1,365	118,086
CryoLife, Inc.	70,250	691,962

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Health Care - 17.1%(Continued)
Health Care Equipment & Supplies - 4.0% (Continued)
Cutera, Inc. (a)	27,790	$273,731
Cyberonics, Inc. (a)	1,014	60,303
Cynosure, Inc. - Class A (a) (b)	45,901	1,043,789
Edwards Lifesciences Corporation (a)	983	88,716
Endologix, Inc. (a)	3,297	46,653
Exactech, Inc. (a)	54,142	1,231,189
Fonar Corporation (a)	29,934	307,721
Greatbatch, Inc. (a) (b)	55,582	2,751,865
Haemonetics Corporation (a) (b)	39,749	1,413,872
HeartWare International, Inc. (a)	77	6,484
ICU Medical, Inc. (a)	1,216	70,832
IDEXX Laboratories, Inc. (a)	637	79,294
Inogen, Inc. (a)	11,164	223,280
Integra LifeSciences Holdings Corporation (a)	2,381	112,907
Invacare Corporation	6,511	97,470
K2M Group Holdings, Inc. (a)	4,777	81,066
LDR Holding Corporation (a)	20,717	474,626
Masimo Corporation (a)	5,713	137,569
Medical Action Industries, Inc. (a)	174,801	2,412,254
Merit Medical Systems, Inc. (a) (b)	100,581	1,291,460
Natus Medical, Inc. (a) (b)	90,140	2,593,328
Neogen Corporation (a)	10,299	449,654
Novadaq Technologies, Inc. (a)	15,148	232,370
NuVasive, Inc. (a)	52,273	1,953,965
NxStage Medical, Inc. (a)	4,714	62,932
OraSure Technologies, Inc. (a)	196,402	1,616,388
Orthofix International N.V. (a) (b)	24,964	825,310
Oxford Immunotec Global plc (a)	18,057	287,106
St. Jude Medical, Inc.	1,470	95,829
STERIS Corporation (b)	32,234	1,640,066
Sunshine Heart, Inc. (a)	14,217	70,801
Symmetry Medical, Inc. (a) (b)	36,856	324,701
Syneron Medical Ltd. (a) (b)	19,537	197,324
Tandem Diabetes Care, Inc. (a)	4,175	52,146
Teleflex, Inc.	158	17,023
Thoratec Corporation (a)	3,133	101,822
Tornier N.V. (a) (b)	25,820	535,249
Vascular Solutions, Inc. (a)	26,873	662,957
West Pharmaceutical Services, Inc.	13,999	570,459
ZELTIQ Aesthetics, Inc. (a)	7,598	153,784
		35,008,572
Health Care Providers & Services - 4.3%
Addus HomeCare Corporation (a)	48,675	1,077,665
Alliance Healthcare Services, Inc. (a) (b)	47,935	1,368,544
AmerisourceBergen Corporation	4,936	379,628
AMN Healthcare Services, Inc. (a)	123,442	1,617,090
AmSurg Corporation (a) (b)	15,523	741,379
BioTelemetry, Inc. (a)	209,513	1,508,494
Brookdale Senior Living, Inc. (a)	14,911	516,673
Capital Senior Living Corporation (a)	29,865	735,874

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Health Care - 17.1%(Continued)
Health Care Providers & Services - 4.3% (Continued)
Cardinal Health, Inc.	1,664	$119,226
Chemed Corporation	1,497	152,469
China Cord Blood Corporation (a)	27,881	124,907
Chindex International, Inc. (a)	50,292	1,177,336
CorVel Corporation (a)	51,305	2,066,565
DaVita HealthCare Partners, Inc. (a)	262	18,455
Ensign Group, Inc. (The) (b)	75,011	2,470,112
Five Star Quality Care, Inc. (a)	285,025	1,302,564
Gentiva Health Services, Inc. (a)	72,220	1,307,182
HCA Holdings, Inc. (a)	278	18,156
Health Net, Inc. (a) (b)	61,128	2,517,862
HealthSouth Corporation (b)	44,932	1,722,244
IPC The Hospitalist Company, Inc. (a)	20,636	1,014,879
Kindred Healthcare, Inc.	43,157	1,031,452
Landauer, Inc.	14,699	634,262
LifePoint Hospitals, Inc. (a) (b)	23,269	1,668,853
Magellan Health, Inc. (a) (b)	49,804	2,868,710
McKesson Corporation	1,382	265,151
Molina Healthcare, Inc. (a) (b)	46,157	1,885,513
National Healthcare Corporation	3,761	206,705
Patterson Companies, Inc.	722	28,165
Premier, Inc. - Class A (a)	18,708	529,436
Providence Service Corporation (The) (a)	32,353	1,281,502
RadNet, Inc. (a)	95,058	485,746
Select Medical Holdings Corporation (b)	91,904	1,428,188
Skilled Healthcare Group, Inc. - Class A (a)	81,031	482,134
Surgical Care Affiliates, Inc. (a)	10,953	321,799
Triple-S Management Corporation - Class B (a) (b)	109,147	1,886,060
U.S. Physical Therapy, Inc. (b)	16,097	562,429
Universal American Corporation	46,038	365,542
VCA, Inc. (a)	7,844	292,503
Veracyte, Inc. (a)	9,666	138,224
		38,319,678
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	27,657	440,300
Computer Programs & Systems, Inc. (b)	37,670	2,479,439
HealthStream, Inc. (a) (b)	70,939	1,770,638
iCAD, Inc. (a)	18,892	172,295
MedAssets, Inc. (a) (b)	44,429	943,672
Merge Healthcare, Inc. (a) (b)	323,200	795,072
Omnicell, Inc. (a) (b)	78,081	2,139,419
Quality Systems, Inc. (b)	37,871	587,379
		9,328,214
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	3,570	30,702
Bio-Rad Laboratories, Inc. - Class A (a)	2,462	283,106
Cambrex Corporation (a) (b)	125,575	2,645,865
Charles River Laboratories International, Inc. (a)	7,535	408,472
Compugen Ltd. (a)	58,411	497,662
Enzo Biochem, Inc. (a)	329,321	1,580,741

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Health Care - 17.1%(Continued)
Life Sciences Tools & Services - 1.2% (Continued)
Luminex Corporation (a)	19,946	$363,017
NanoString Technologies, Inc. (a)	41,715	502,666
NeoGenomics, Inc. (a)	335,512	1,737,952
Nordion, Inc. (a)	29,775	385,884
PAREXEL International Corporation (a) (b)	33,193	1,777,817
pSivida Corporation (a)	4,300	19,178
Quintiles Transnational Holdings, Inc. (a)	1,469	80,692
Techne Corporation	1,691	157,804
		10,471,558
Pharmaceuticals - 1.6%
Achaogen, Inc. (a)	26,359	284,941
Adamis Pharmaceuticals Corporation (a)	27,783	104,742
Aerie Pharmaceuticals, Inc. (a)	18,901	335,115
Akorn, Inc. (a) (b)	34,400	1,167,192
ANI Pharmaceuticals, Inc. (a)	39,162	1,003,330
AVANIR Pharmaceuticals, Inc. (a)	98,964	515,602
Biodel, Inc. (a)	36,236	68,848
Biota Pharmaceuticals, Inc. (a)	37,849	121,495
Corcept Therapeutics, Inc. (a)	95,346	227,877
DepoMed, Inc. (a)	3,224	32,079
Hospira, Inc. (a)	1,273	70,613
Intra-Cellular Therapies, Inc. (a)	13,579	196,760
Lannett Company, Inc. (a) (b)	71,875	2,415,719
Medicines Company (The) (a) (b)	95,934	2,241,978
Mylan, Inc. (a)	990	48,876
Nektar Therapeutics (a)	68,141	718,888
Pacira Pharmaceuticals, Inc. (a)	816	75,072
Pain Therapeutics, Inc. (a)	154,623	650,963
Pernix Therapeutics Holdings, Inc. (a)	100,943	758,082
Phibro Animal Health Corporation - Class A (a)	35,355	670,331
POZEN, Inc. (a)	24,847	179,892
Prestige Brands Holdings, Inc. (a)	7,741	238,423
Relypsa, Inc. (a)	15,568	351,992
Revance Therapeutics, Inc. (a)	10,954	336,069
Sagent Pharmaceuticals, Inc. (a)	32,536	829,017
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	43,012	253,771
XenoPort, Inc. (a)	22,851	98,031
		13,995,698
Industrials - 11.6%
Aerospace & Defense - 0.6%
AAR Corporation (b)	58,894	1,584,249
AeroVironment, Inc. (a)	13,624	429,020
American Science & Engineering, Inc.	2,754	172,951
Cubic Corporation	2,740	120,176
Ducommun, Inc. (a)	6,588	182,158
Engility Holdings, Inc. (a) (b)	13,248	457,851
HEICO Corporation	2,329	114,494
Hexcel Corporation (a)	1,240	46,190
Huntington Ingalls Industries, Inc.	4,638	421,687
Moog, Inc. - Class A (a)	7,022	463,593

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Industrials - 11.6%(Continued)
Aerospace & Defense - 0.6% (Continued)
Orbital Sciences Corporation (a)	7,188	$184,516
Raytheon Company	816	74,068
Sparton Corporation (a)	19,461	537,902
Spirit AeroSystems Holdings, Inc. - Class A (a)	12,709	413,932
		5,202,787
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	31,650	242,756
Atlas Air Worldwide Holdings, Inc. (a) (b)	47,188	1,614,773
FedEx Corporation	495	72,706
Forward Air Corporation	8,078	361,652
Hub Group, Inc. - Class A (a)	2,892	133,553
Park-Ohio Holdings Corporation (b)	19,218	1,140,780
		3,566,220
Airlines - 0.6%
Alaska Air Group, Inc.	1,058	46,520
Hawaiian Holdings, Inc. (a)	104,086	1,449,918
JetBlue Airways Corporation (a) (b)	159,393	1,708,693
Republic Airways Holdings, Inc. (a) (b)	227,325	2,259,611
SkyWest, Inc.	1,155	12,347
		5,477,089
Building Products - 0.8%
A.O. Smith Corporation	6,727	314,151
AAON, Inc.	3,751	73,595
American Woodmark Corporation (a)	4,068	119,599
Apogee Enterprises, Inc.	461	14,960
Builders FirstSource, Inc. (a)	88,862	527,840
Continental Building Products, Inc. (a)	22,960	302,842
Gibraltar Industries, Inc. (a)	15,317	225,007
Griffon Corporation	31,526	339,535
Insteel Industries, Inc.	12,215	224,145
Lennox International, Inc.	3,123	266,454
NCI Building Systems, Inc. (a)	7,641	128,063
Norcraft Companies, Inc. (a)	3,497	49,308
Owens Corning, Inc.	1,048	35,684
Patrick Industries, Inc. (a)	57,256	2,384,712
PGT, Inc. (a)	67,611	626,078
Quanex Building Products Corporation	11,653	199,150
Universal Forest Products, Inc.	20,091	879,584
		6,710,707
Commercial Services & Supplies - 1.7%
ABM Industries, Inc.	38,002	935,229
Acorn Energy, Inc. (a)	45,582	98,001
ARC Document Solutions, Inc. (a)	124,767	679,980
Avery Dennison Corporation	791	37,343
Casella Waste Systems, Inc. - Class A (a)	72,908	344,126
Courier Corporation	533	6,956
Cypress Energy Partners, L.P.	5,481	123,432
EnerNOC, Inc. (a)	9,867	176,817
Fuel Tech, Inc. (a)	77,755	391,108
G&K Services, Inc. - Class A	18,092	870,044

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Industrials - 11.6%(Continued)
Commercial Services & Supplies - 1.7% (Continued)
Herman Miller, Inc.	11,418	$333,862
HNI Corporation	2,610	92,237
Interface, Inc.	8,579	135,977
Kimball International, Inc. - Class B	51,145	806,557
Knoll, Inc. (b)	23,667	397,842
McGrath RentCorp	6,193	213,968
Mobile Mini, Inc.	1,218	45,992
MSA Safety, Inc.	1,108	57,372
Multi-Color Corporation	30,255	1,191,139
Performant Financial Corporation (a)	39,793	381,615
Quad/Graphics, Inc.	8,014	169,256
R.R. Donnelley & Sons Company	61,447	1,066,720
Ritchie Bros. Auctioneers, Inc.	770	18,649
Rollins, Inc.	2,460	69,643
SP Plus Corporation (a)	4,104	80,439
Steelcase, Inc. - Class A (b)	3,412	51,521
Sykes Enterprises, Inc. (a) (b)	108,460	2,245,122
Team, Inc. (a)	1,573	62,307
UniFirst Corporation	451	43,842
US Ecology, Inc.	24,493	1,108,553
Viad Corporation (b)	113,824	2,415,345
		14,650,994
Construction & Engineering - 1.0%
Aegion Corporation (a)	9,626	220,532
Argan, Inc. (b)	64,540	2,187,906
Comfort Systems USA, Inc.	29,876	445,152
Dycom Industries, Inc. (a) (b)	9,262	260,448
EMCOR Group, Inc.	14,740	603,308
Fluor Corporation	3,947	287,618
Furmanite Corporation (a)	11,082	101,400
Great Lakes Dredge & Dock Corporation (a) (b)	25,469	183,886
KBR, Inc.	1,412	29,172
MYR Group, Inc. (a)	19,235	477,220
Northwest Pipe Company (a)	7,979	286,047
Orion Marine Group, Inc. (a)	18,377	198,655
Pike Corporation (a)	93,910	756,915
Primoris Services Corporation (b)	67,291	1,606,909
Tutor Perini Corporation (a) (b)	23,408	637,400
Willdan Group, Inc. (a)	11,450	88,394
		8,370,962
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	3,451	42,033
AMETEK, Inc.	1,124	54,728
Babcock & Wilcox Company (The)	196	6,084
Belden, Inc.	304	20,642
Brady Corporation - Class A	17,422	455,585
Encore Wire Corporation	13,241	555,328
General Cable Corporation	25,383	564,264
Global Power Equipment Group, Inc.	13,737	226,248
II-VI, Inc. (a)	11,205	153,733

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Industrials - 11.6%(Continued)
Electrical Equipment - 0.3% (Continued)
Orion Energy Systems, Inc. (a)	12,139	$51,105
Powell Industries, Inc.	2,004	117,054
Regal-Beloit Corporation	3,332	234,206
Rockwell Automation, Inc.	599	66,884
Thermon Group Holdings, Inc. (a)	8,356	203,719
		2,751,613
Industrial Conglomerates - 0.2%
Standex International Corporation	30,776	2,029,677

Machinery - 2.4%
Accuride Corporation (a)	8,850	44,250
AGCO Corporation	339	16,513
Alamo Group, Inc.	20,534	975,981
Albany International Corporation - Class A	4,419	158,377
Ampco-Pittsburgh Corporation (b)	7,955	160,452
Astec Industries, Inc.	3,810	148,095
Blount International, Inc. (a)	51,096	667,314
Chart Industries, Inc. (a) (b)	6,668	507,101
China Yuchai International Ltd. (b)	16,245	332,535
CIRCOR International, Inc. (b)	11,271	810,047
Columbus McKinnon Corporation (b)	5,386	125,225
Commercial Vehicle Group, Inc. (a)	67,683	619,976
Douglas Dynamics, Inc.	32,224	538,141
Duoyuan Printing, Inc. (a)	71,618	358
ESCO Technologies, Inc.	44,179	1,482,205
Federal Signal Corporation	16,740	242,060
Global Brass & Copper Holdings, Inc.	58,180	883,172
Gorman-Rupp Company (The)	13,179	381,927
Graham Corporation	2,413	72,776
Greenbrier Companies, Inc. (The)	6,738	434,264
Hardinge, Inc.	3,712	44,284
Harsco Corporation	17,655	446,142
Hurco Companies, Inc.	25,600	822,016
Hyster-Yale Materials Handling, Inc.	14,047	1,125,165
John Bean Technologies Corporation (b)	13,629	355,035
Kadant, Inc. (b)	6,197	236,354
Kennametal, Inc.	426	18,011
L.B. Foster Company - Class A	21,442	1,000,269
Lincoln Electric Holdings, Inc.	1,054	70,028
Lydall, Inc. (a)	24,190	610,314
Manitex International, Inc. (a)	16,616	229,633
Meritor, Inc. (a)	37,545	471,941
Miller Industries, Inc.	1,999	38,361
Mueller Water Products, Inc. - Class A (b)	126,925	983,669
NACCO Industries, Inc. - Class A (b)	17,159	818,313
NN, Inc.	19,262	558,598
Oshkosh Corporation	2,296	106,121
PMFG, Inc. (a)	33,596	173,691
Proto Labs, Inc. (a) (b)	21,369	1,730,889
SPX Corporation	3,708	367,574

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Industrials - 11.6%(Continued)
Machinery - 2.4% (Continued)
Supreme Industries, Inc. - Class A (a)	20,514	$139,906
Tennant Company	7,837	571,709
Toro Company (The)	7,110	421,836
TriMas Corporation (a)	6,892	218,339
Trinity Industries, Inc.	4,734	206,592
Twin Disc, Inc.	6,710	193,516
Woodward, Inc.	1,086	54,257
Xerium Technologies, Inc. (a)	43,512	565,656
Xylem, Inc.	567	20,009
		21,198,997
Marine - 0.3%
Diana Containerships, Inc.	80,347	197,654
Diana Shipping, Inc. (a)	41,399	403,640
DryShips, Inc. (a)	168,107	480,786
Global Ship Lease, Inc. - Class A (a)	652	2,491
Matson, Inc. (b)	34,475	929,101
Navios Maritime Holdings, Inc.	42,773	340,901
Navios Maritime Partners, L.P.	4,164	81,822
Paragon Shipping, Inc. - Class A (a)	4,639	22,963
Safe Bulkers, Inc.	34,642	252,540
Star Bulk Carriers Corporation (a)	16,622	178,022
		2,889,920
Professional Services - 1.7%
CDI Corporation	21,794	302,283
Corporate Executive Board Company (The)	6,446	400,103
CRA International, Inc. (a)	1,767	42,196
Exponent, Inc.	13,195	937,901
Franklin Covey Company (a)	19,237	362,810
GP Strategies Corporation (a)	63	1,714
Heidrick & Struggles International, Inc. (b)	19,214	358,725
Hill International, Inc. (a)	159,505	767,219
Huron Consulting Group, Inc. (a)	17,168	1,037,634
ICF International, Inc. (a)	4,043	139,766
Kelly Services, Inc. - Class A (b)	14,651	233,537
Kforce, Inc.	28,856	573,946
Korn/Ferry International (a) (b)	100,468	2,955,769
ManpowerGroup, Inc.	3,502	272,771
Navigant Consulting, Inc. (a)	32,772	534,839
On Assignment, Inc. (a) (b)	34,545	933,060
Resources Connection, Inc.	104,932	1,584,473
RPX Corporation (a) (b)	34,123	532,319
TriNet Group, Inc. (a)	7,648	178,963
TrueBlue, Inc. (a)	59,813	1,614,353
Verisk Analytics, Inc. - Class A (a)	200	12,008
Volt Information Sciences, Inc. (a)	302	2,488
VSE Corporation	11,424	680,528
WageWorks, Inc. (a)	1,690	70,541
		14,529,946
Road & Rail - 0.7%
ArcBest Corporation	12,935	410,428

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Industrials - 11.6%(Continued)
Road & Rail - 0.7% (Continued)
Celadon Group, Inc.	8,050	$170,982
Con-Way, Inc.	28,237	1,393,496
Heartland Express, Inc.	2,502	56,170
Hertz Global Holdings, Inc. (a)	14,241	401,881
Marten Transport Ltd. (b)	39,966	808,912
Old Dominion Freight Line, Inc. (a)	698	44,309
PAM Transportation Services, Inc. (a)	26,823	932,367
Quality Distribution, Inc. (a) (b)	48,209	643,590
Saia, Inc. (a)	18,097	826,128
Student Transportation, Inc.	10,058	64,874
Universal Truckload Services, Inc.	24,705	600,084
Werner Enterprises, Inc.	4,824	118,574
		6,471,795
Trading Companies & Distributors - 0.9%
Air Lease Corporation	1,351	46,542
Aircastle Ltd.	48,028	862,103
CAI International, Inc. (a) (b)	61,174	1,167,812
DXP Enterprises, Inc. (a)	2,885	204,921
GATX Corporation	4,718	292,516
H&E Equipment Services, Inc. (a)	24,292	878,885
HD Supply Holdings, Inc. (a)	1,560	39,655
Houston Wire & Cable Company	7,054	84,718
MFC Industrial Ltd. (b)	47,401	355,033
TAL International Group, Inc. (a) (b)	30,319	1,340,100
Textainer Group Holdings Ltd. (b)	47,849	1,749,838
Willis Lease Finance Corporation (a)	49,828	1,135,082
		8,157,205
Information Technology - 19.1%
Communications Equipment - 2.1%
ADTRAN, Inc.	6,163	137,065
Alliance Fiber Optic Products, Inc. (b)	68,390	915,058
Applied Optoelectronics, Inc. (a)	2,120	38,160
ARRIS Group, Inc. (a)	1,595	54,501
AudioCodes Ltd. (a)	41,504	233,668
Aviat Networks, Inc. (a)	81,616	106,101
Aware, Inc.	39,712	170,364
Bel Fuse, Inc. - Class B	40,789	964,252
Black Box Corporation	24,732	511,952
CalAmp Corporation (a)	381	6,481
Ceragon Networks Ltd. (a) (b)	108,174	216,348
CIENA Corporation (a)	2,671	52,165
Comtech Telecommunications Corporation	31,814	1,075,313
Digi International, Inc. (a)	9,611	79,387
EchoStar Corporation - Class A (a) (b)	42,167	2,137,867
Emulex Corporation (a) (b)	282,204	1,659,360
Harmonic, Inc. (a) (b)	277,555	1,665,330
Harris Corporation	3,067	209,384
Ixia (a)	22,096	236,427
JDS Uniphase Corporation (a)	44,082	523,253
Mitel Networks Corporation (a)	20,648	228,573

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Communications Equipment - 2.1% (Continued)
Oclaro, Inc. (a)	324,362	$603,313
ORBCOMM, Inc. (a)	22,034	138,374
PCTEL, Inc.	46	347
Plantronics, Inc.	9,741	457,535
Polycom, Inc. (a)	130,879	1,677,869
Radware Ltd. (a)	19,791	324,374
Riverbed Technology, Inc. (a)	34,093	610,265
ShoreTel, Inc. (a) (b)	211,233	1,305,420
Sierra Wireless, Inc. (a)	14,017	266,183
Sonus Networks, Inc. (a) (b)	447,601	1,580,032
Sycamore Networks, Inc. (a)	46,988	16,211
TESSCO Technologies, Inc.	6,751	205,905
Westell Technologies, Inc. - Class A (a)	280,767	485,727
Zhone Technologies, Inc. (a)	30,343	94,063
		18,986,627
Electronic Equipment, Instruments & Components - 4.0%
Aeroflex Holding Corporation (a) (b)	226,533	2,392,188
Agilysys, Inc. (a)	7,982	104,963
Audience, Inc. (a)	20,630	196,604
Avnet, Inc.	3,086	130,630
AVX Corporation	116,908	1,589,949
Badger Meter, Inc.	3,654	182,335
Benchmark Electronics, Inc. (a) (b)	110,344	2,664,808
CDW Corporation of Delaware	6,778	209,372
Celestica, Inc. (a)	11,838	127,022
Checkpoint Systems, Inc. (a)	17,329	212,107
Cognex Corporation (a)	4,210	172,526
Coherent, Inc. (a)	17,502	1,031,043
CTS Corporation	8,388	145,867
Daktronics, Inc.	90,445	1,003,939
Dolby Laboratories, Inc. - Class A (a)	1,245	55,577
Echelon Corporation (a)	39,964	90,319
Electro Rent Corporation	2,772	42,273
Fabrinet (a) (b)	14,219	264,473
GSI Group, Inc. (The) (a)	6,889	79,430
Hollysys Automation Technologies Ltd. (a)	22,444	495,564
Identiv, Inc. (a)	1,802	19,822
Insight Enterprises, Inc. (a) (b)	130,837	3,437,088
Itron, Inc. (a) (b)	36,329	1,307,117
Jabil Circuit, Inc.	1,443	28,802
KEMET Corporation (a)	54,796	270,144
Littelfuse, Inc.	6,916	601,139
LoJack Corporation (a)	1,673	8,465
Maxwell Technologies, Inc. (a)	14,798	161,002
Measurement Specialties, Inc. (a)	13,844	1,190,446
Mercury Systems, Inc. (a)	18,730	206,967
Mesa Laboratories, Inc.	3,940	301,292
Methode Electronics, Inc. (b)	91,204	2,916,704
Nam Tai Property, Inc. (b)	53,184	379,202
Newport Corporation (a) (b)	52,540	909,467

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Electronic Equipment, Instruments & Components - 4.0% (Continued)
Orbotech Ltd. (a) (b)	25,330	$408,573
OSI Systems, Inc. (a) (b)	31,431	2,083,875
Park Electrochemical Corporation	23,993	675,643
PC Connection, Inc.	39,294	802,776
Perceptron, Inc.	16,934	190,508
Plexus Corporation (a) (b)	23,193	912,181
Rogers Corporation (a)	16,037	919,882
Sanmina Corporation (a)	108,176	2,519,419
ScanSource, Inc. (a) (b)	23,986	858,939
Tech Data Corporation (a) (b)	46,811	2,939,263
TTM Technologies, Inc. (a)	34,008	255,400
Vishay Precision Group, Inc. (a)	7,122	102,770
		35,597,875
Internet Software & Services - 3.1%
Aerohive Networks, Inc. (a)	22,581	189,680
Akamai Technologies, Inc. (a)	365	21,542
Autobytel, Inc. (a)	40,770	446,839
Benefitfocus, Inc. (a)	27	1,041
Blucora, Inc. (a)	30,230	516,026
Carbonite, Inc. (a)	78,098	759,894
comScore, Inc. (a)	25,670	928,997
Constant Contact, Inc. (a)	66,165	2,059,716
Demand Media, Inc. (a)	122,049	662,726
Dice Holdings, Inc. (a)	99,597	912,309
Digital River, Inc. (a)	14,233	203,390
EarthLink Holdings Corporation (b)	532,669	2,098,716
eBay, Inc. (a)	2,032	107,290
Envestnet, Inc. (a) (b)	16,184	705,784
Facebook, Inc. - Class A (a)	1,374	99,821
GTT Communications, Inc. (a)	38,385	389,992
IAC/InterActiveCorporation	2,063	138,634
IntraLinks Holdings, Inc. (a)	50,981	408,868
Limelight Networks, Inc. (a)	469,398	1,206,353
LivePerson, Inc. (a)	25,842	304,419
LogMeIn, Inc. (a) (b)	51,964	2,115,454
Marchex, Inc. - Class B	127,639	1,404,029
Monster Worldwide, Inc. (a) (b)	294,511	1,914,321
Move, Inc. (a)	20,161	294,354
NIC, Inc.	46,551	785,315
Perficient, Inc. (a)	110,056	1,869,851
Perion Network Ltd. (a)	9,137	74,832
Q2 Holdings, Inc. (a)	11	145
QuinStreet, Inc. (a)	52,057	259,764
Rackspace Hosting, Inc. (a)	5,403	163,657
RealNetworks, Inc. (a)	7,573	56,949
Reis, Inc.	3,173	68,569
SPS Commerce, Inc. (a)	6,062	323,408
Stamps.com, Inc. (a) (b)	55,025	1,740,441
Support.com, Inc. (a)	325,098	773,733
TechTarget, Inc. (a)	84,905	645,278

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Internet Software & Services - 3.1% (Continued)
Travelzoo, Inc. (a)	26,112	$450,171
Tremor Video, Inc. (a)	128,392	477,618
TrueCar, Inc. (a)	2,466	33,464
Tucows, Inc. - Class A (a)	2,625	42,394
United Online, Inc.	5,590	59,869
Unwired Planet, Inc. (a)	21,677	43,354
Web.com Group, Inc. (a)	5,269	139,892
XO Group, Inc. (a)	4,373	48,846
Xoom Corporation (a)	7,331	158,789
Yahoo!, Inc. (a)	7,008	250,956
YuMe, Inc. (a)	16,736	99,914
Zix Corporation (a)	150,899	523,620
		26,981,024
IT Services - 2.1%
Acxiom Corporation (a)	13,061	239,278
Blackhawk Network Holdings, Inc. - Class B (a)	9,724	271,202
Booz Allen Hamilton Holding Corporation (b)	12,438	276,621
Broadridge Financial Solutions, Inc.	9,956	401,924
CACI International, Inc. - Class A (a)	4,081	281,548
China Information Technology, Inc. (a)	2,222	10,777
Computer Sciences Corporation	6,853	427,559
CoreLogic, Inc. (a)	79,869	2,172,437
Datalink Corporation (a)	11,195	126,503
DST Systems, Inc.	3,060	275,614
EPAM Systems, Inc. (a) (b)	63,201	2,443,351
Euronet Worldwide, Inc. (a)	411	20,566
EVERTEC, Inc.	3,204	71,641
ExlService Holdings, Inc. (a) (b)	24,084	675,556
Global Cash Access Holdings, Inc. (a) (b)	183,846	1,538,791
Hackett Group, Inc. (The)	3,250	19,500
iGATE Corporation (a)	78,281	2,793,066
Information Services Group, Inc. (a)	97,855	427,626
Leidos Holdings, Inc.	9,140	337,632
Lionbridge Technologies, Inc. (a) (b)	174,599	1,000,452
Luxoft Holding, Inc. (a)	15,748	500,629
Mantech International Corporation - Class A	29,372	793,044
MAXIMUS, Inc.	30,118	1,245,680
NCI, Inc. - Class A (a)	7,183	64,503
Science Applications International Corporation (b)	9,960	416,029
TeleTech Holdings, Inc. (a)	34,175	940,838
Unisys Corporation (a)	1,399	29,785
Virtusa Corporation (a)	22,425	701,454
WEX, Inc. (a)	968	104,467
Xerox Corporation	14,537	192,761
		18,800,834
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Energy Industries, Inc. (a)	17,330	291,491
Alpha & Omega Semiconductor Ltd. (a)	135,892	1,243,412
Amkor Technology, Inc. (a) (b)	282,681	2,501,727
Atmel Corporation (a)	48,734	399,619

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Avago Technologies Ltd.	682	$47,317
Axcelis Technologies, Inc. (a) (b)	214,373	375,153
Brooks Automation, Inc.	83,586	850,905
Cabot Microelectronics Corporation (a)	5,525	222,050
Canadian Solar, Inc. (a)	4,869	121,530
Cascade Microtech, Inc. (a)	101,557	1,123,220
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	16,616	390,808
Cohu, Inc.	8,705	97,061
Cypress Semiconductor Corporation (a)	4,944	49,984
Diodes, Inc. (a) (b)	109,015	2,779,882
DSP Group, Inc. (a)	27,518	244,085
Entropic Communications, Inc. (a)	125,975	351,470
Fairchild Semiconductor International, Inc. (a) (b)	126,871	1,930,977
First Solar, Inc. (a)	156	9,845
FormFactor, Inc. (a)	79,832	538,866
Inphi Corporation (a)	38,866	593,095
Integrated Device Technology, Inc. (a) (b)	183,902	2,640,833
Integrated Silicon Solution, Inc.	17,454	255,177
Intermolecular, Inc. (a)	22,122	49,332
International Rectifier Corporation (a)	5,621	139,626
IXYS Corporation (b)	122,990	1,404,546
Kopin Corporation (a)	16,085	55,172
Kulicke & Soffa Industries, Inc. (a) (b)	27,368	372,752
Lattice Semiconductor Corporation (a) (b)	259,720	1,776,485
MA/COM Technology Solutions Holdings, Inc. (a)	36,362	723,604
MagnaChip Semiconductor Corporation (a)	30,135	422,191
Marvell Technology Group Ltd.	17,501	233,463
Mattson Technology, Inc. (a) (b)	631,402	1,294,374
MaxLinear, Inc. - Class A (a)	112,782	1,069,173
Micrel, Inc.	41,106	429,969
Monolithic Power Systems, Inc.	2,298	94,769
Nova Measuring Instruments Ltd. (a) (b)	32,432	328,536
NVE Corporation (a)	2,160	143,316
OmniVision Technologies, Inc. (a) (b)	94,191	2,109,878
ON Semiconductor Corporation (a)	14,185	121,424
PDF Solutions, Inc. (a) (b)	44,254	847,907
Pericom Semiconductor Corporation (a)	7,735	68,300
PLX Technology, Inc. (a)	171,610	1,113,749
PMC-Sierra, Inc. (a)	44,056	296,497
Power Integrations, Inc.	3,909	210,421
RF Micro Devices, Inc. (a)	1,312	14,642
Semtech Corporation (a)	14,460	322,892
Sigma Designs, Inc. (a)	3,695	15,667
Silicon Image, Inc. (a)	206,687	1,031,368
Skyworks Solutions, Inc.	6,014	305,271
Synaptics, Inc. (a)	1,811	130,809
Tessera Technologies, Inc. (b)	83,606	2,124,428
Tower Semiconductor Ltd. (a)	14,602	147,626
TriQuint Semiconductor, Inc. (a) (b)	102,237	1,838,221
Ultra Clean Holdings, Inc. (a)	79,382	688,242

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Semiconductors & Semiconductor Equipment - 4.3% (Continued)
Vitesse Semiconductor Corporation (a)	189,569	$568,707
Xcerra Corporation (a)	10,797	100,952
		37,652,816
Software - 3.0%
A10 Networks, Inc. (a)	2,918	31,514
Advent Software, Inc.	16,267	528,027
ANSYS, Inc. (a)	677	52,088
Attunity Ltd. (a)	10,580	75,647
Bottomline Technologies, Inc. (a)	18,540	524,867
BroadSoft, Inc. (a)	4,394	107,214
BSQUARE Corporation (a)	1,690	5,155
CA, Inc.	5,746	165,944
Callidus Software, Inc. (a)	6,140	65,821
Cinedigm Corporation - Class A (a)	268,533	609,570
ClickSoftware Technologies Ltd. (b)	55,530	420,362
Compuware Corporation (b)	215,554	1,961,541
Descartes Systems Group, Inc. (The) (a)	11,260	152,010
Electronic Arts, Inc. (a)	12,328	414,221
EPIQ Systems, Inc.	15,895	229,206
ePlus, Inc. (a)	37,763	2,065,258
Fair Isaac Corporation	2,341	133,788
Glu Mobile, Inc. (a) (b)	351,770	1,973,430
Guidewire Software, Inc. (a) (b)	45,291	1,834,286
Informatica Corporation (a)	2,380	75,494
Interactive Intelligence Group, Inc. (a)	1,828	82,936
Intuit, Inc.	5,092	417,391
Kofax Ltd. (a)	21,283	152,812
Mandalay Digital Group, Inc. (a)	51,375	180,326
Mavenir Systems, Inc. (a)	6,204	70,043
MICROS Systems, Inc. (a)	6,087	411,664
MicroStrategy, Inc. - Class A (a)	1,136	162,596
Model N, Inc. (a) (b)	47,735	469,712
Monotype Imaging Holdings, Inc. (b)	29,519	882,323
Net 1 UEPS Technologies, Inc. (a)	34,854	371,195
NetScout Systems, Inc. (a) (b)	13,775	585,851
NetSol Technologies, Inc. (a)	4,379	15,283
Paycom Software, Inc. (a)	2,630	33,611
Pegasystems, Inc. (b)	106,436	2,274,537
Progress Software Corporation (a)	9,456	219,190
PTC, Inc. (a)	7,289	262,112
Qualys, Inc. (a)	2,886	68,947
RealPage, Inc. (a)	2,089	33,643
Rubicon Project, Inc. (The) (a)	15,258	181,723
Sapiens International Corporation N.V. (a)	36,154	261,032
Smith Micro Software, Inc. (a)	37,262	39,498
SolarWinds, Inc. (a) (b)	49,454	2,034,538
Take-Two Interactive Software, Inc. (a)	3,897	87,215
TeleCommunication Systems, Inc. - Class A (a)	286,480	902,412
Telenav, Inc. (a)	48,276	239,932
TiVo, Inc. (a)	42,742	575,307

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Information Technology - 19.1%(Continued)
Software - 3.0% (Continued)
Tyler Technologies, Inc. (a)	17,298	$1,569,448
Varonis Systems, Inc. (a)	7,972	168,050
VASCO Data Security International, Inc. (a)	126,020	1,710,091
Verint Systems, Inc. (a)	4,351	204,236
		26,093,097
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	1,674	159,984
Dot Hill Systems Corporation (a)	253,736	997,183
Electronics For Imaging, Inc. (a)	7,312	322,240
Hewlett-Packard Company	10,346	368,421
Hutchinson Technology, Inc. (a)	15,522	34,459
Imation Corporation (a)	57,387	184,786
Immersion Corporation (a)	87,867	1,199,385
Intevac, Inc. (a)	6,679	42,345
NCR Corporation (a)	456	14,113
Novatel Wireless, Inc. (a)	57,186	107,510
Super Micro Computer, Inc. (a)	18,325	479,565
Western Digital Corporation	3,815	380,851
		4,290,842
Materials - 4.5%
Chemicals - 1.6%
A. Schulman, Inc. (b)	65,900	2,618,866
Advanced Emissions Solutions, Inc. (a)	8,179	174,949
Axiall Corporation (b)	36,356	1,557,127
Balchem Corporation	3,792	189,600
BioAmber, Inc. (a)	6,984	81,084
Cabot Corporation	6,049	316,907
Calgon Carbon Corporation (a) (b)	45,099	956,099
Celanese Corporation - Series A	1,128	65,661
CVR Partners, L.P.	20,051	341,068
Cytec Industries, Inc. (b)	773	77,957
Ferro Corporation (a)	93,379	1,170,973
FutureFuel Corporation	48,737	768,095
Huntsman Corporation	11,582	301,711
Innophos Holdings, Inc.	25,646	1,549,788
Innospec, Inc.	1,185	47,649
Koppers Holdings, Inc. (b)	7,770	279,953
LSB Industries, Inc. (a)	22,922	882,726
Minerals Technologies, Inc.	2,039	118,405
OM Group, Inc.	5,092	143,951
OMNOVA Solutions, Inc. (a)	9,691	78,206
Penford Corporation (a)	31,336	384,806
Potash Corporation of Saskatchewan, Inc.	1,463	51,922
Rentech Nitrogen Partners, L.P.	684	11,539
Rockwood Holdings, Inc.	10	789
RPM International, Inc.	789	34,858
Scotts Miracle-Gro Company (The) - Class A	878	46,710
Sherwin-Williams Company (The)	178	36,709
Stepan Company (b)	21,111	1,015,861
Taminco Corporation (a)	9,767	204,130

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Materials - 4.5%(Continued)
Chemicals - 1.6% (Continued)
Trecora Resources (a)	31,515	$378,810
Tredegar Corporation	22,031	430,486
Zep, Inc.	3,444	53,692
		14,371,087
Construction Materials - 0.2%
CaesarStone Sdot-Yam Ltd.	1,002	43,447
Eagle Materials, Inc.	3,556	322,956
Headwaters, Inc. (a)	13,606	145,448
United States Lime & Minerals, Inc.	11,092	639,121
US Concrete, Inc. (a)	10,197	260,941
		1,411,913
Containers & Packaging - 0.1%
Berry Plastics Group, Inc. (a)	24,178	587,284
Greif, Inc. - Class A	7,825	392,658
Owens-Illinois, Inc. (a)	1,003	31,284
Rock-Tenn Company - Class A	103	10,241
Silgan Holdings, Inc.	573	28,203
Sonoco Products Company	2,658	104,034
		1,153,704
Metals & Mining - 1.7%
Alamos Gold, Inc.	61,557	549,704
Alexco Resource Corporation (a) (b)	52,505	53,555
Asanko Gold, Inc. (a) (b)	80,759	195,437
Augusta Resource Corporation (a)	13,292	49,712
AuRico Gold, Inc.	67,136	275,258
Barrick Gold Corporation	17,605	318,298
Carpenter Technology Corporation	7,257	392,894
Commercial Metals Company	25,952	447,413
Compass Minerals International, Inc. (b)	7,365	633,537
Dominion Diamond Corporation (a) (b)	26,125	365,750
Endeavour Silver Corporation (a)	57,838	340,666
First Majestic Silver Corporation (a)	38,180	404,708
Fortuna Silver Mines, Inc. (a)	85,485	466,748
Gold Resource Corporation	70,263	370,989
Great Panther Silver Ltd. (a)	93,202	123,027
Handy & Harman Ltd. (a)	7,197	161,933
Haynes International, Inc.	3,108	154,778
Hecla Mining Company (b)	215,753	681,779
Hi-Crush Partners, L.P.	639	39,088
IAMGOLD Corporation (a)	99,716	367,952
Kinross Gold Corporation (a)	119,785	477,942
MAG Silver Corporation (a)	1,108	10,038
Materion Corporation	4,186	135,250
McEwen Mining, Inc. (a)	45,950	130,958
Mesabi Trust	6,622	123,037
Nevsun Resources Ltd. (b)	113,224	430,251
Noranda Aluminum Holding Corporation (b)	182,641	807,273
OCI Resources, L.P.	5,140	124,182
Pan American Silver Corporation	4,889	71,771
Pretium Resources, Inc. (a)	53,067	364,570

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Materials - 4.5%(Continued)
Metals & Mining - 1.7% (Continued)
Primero Mining Corporation (a)	21,498	$164,675
Rare Element Resources Ltd. (a)	67,785	82,020
Richmont Mines, Inc. (a)	1,483	2,061
Rio Alto Mining Ltd. (a)	105,744	245,326
Rubicon Minerals Corporation (a)	229,919	342,579
Sandstorm Gold Ltd. (a)	59,713	405,451
Schnitzer Steel Industries, Inc. - Class A (b)	41,917	1,119,603
Silver Standard Resources, Inc. (a)	12,529	115,016
Silvercorp Metals, Inc.	336,725	629,676
SilverCrest Mines, Inc. (a)	75,589	152,690
Steel Dynamics, Inc.	2,407	51,052
SunCoke Energy Partners, L.P.	2,227	70,017
SunCoke Energy, Inc. (a)	9,282	211,908
Tahoe Resources, Inc. (a)	35	926
Taseko Mines Ltd. (a) (b)	249,857	574,671
Turquoise Hill Resources Ltd. (a)	30,429	105,284
United States Steel Corporation	16,218	543,141
Yamana Gold, Inc.	66,525	566,793
		14,451,387
Paper & Forest Products - 0.9%
Boise Cascade Company (a) (b)	80,799	2,274,492
Clearwater Paper Corporation (a)	24,780	1,675,128
Domtar Corporation (b)	49,528	1,779,046
Mercer International, Inc. (a)	21,360	212,746
Neenah Paper, Inc.	18,415	913,752
P.H. Glatfelter Company	17,508	416,690
Schweitzer-Mauduit International, Inc.	20,726	846,243
		8,118,097
Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.8%
Alaska Communications Systems Group, Inc. (a) (b)	144,916	266,645
Consolidated Communications Holdings, Inc.	34,889	780,816
Enventis Corporation	13,818	226,339
General Communication, Inc. - Class A (a) (b)	92,837	1,024,920
Globalstar, Inc. (a)	20,905	82,784
IDT Corporation - Class B (b)	56,115	874,833
Inteliquent, Inc.	4,954	52,562
Intelsat S.A. (a)	64,921	1,203,635
Lumos Networks Corporation	33,867	519,520
Premiere Global Services, Inc. (a)	42,200	552,820
Straight Path Communications, Inc. - Class B (a)	24,280	239,643
tw telecom, inc. (a)	6,066	247,129
Vonage Holdings Corporation (a) (b)	443,268	1,542,573
		7,614,219
Wireless Telecommunication Services - 0.3%
Cellcom Israel Ltd. (b)	15,907	194,225
NTELOS Holdings Corporation	14,658	176,482
RingCentral, Inc. - Class A (a)	21,234	317,024
Shenandoah Telecommunications Company	18,633	516,320
Spōk Holdings, Inc.	11,331	169,625

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 88.0%(Continued)	Shares	Value
Telecommunication Services - 1.1%(Continued)
Wireless Telecommunication Services - 0.3% (Continued)
Telephone and Data Systems, Inc.	42,053	$1,051,325
United States Cellular Corporation (a)	486	18,998
		2,443,999
Utilities - 1.0%
Electric Utilities - 0.4%
Brookfield Infrastructure Partners, L.P.	990	39,253
Cleco Corporation	327	18,227
El Paso Electric Company	19,040	701,624
ITC Holdings Corporation	386	13,935
Otter Tail Corporation	2,681	74,961
Pepco Holdings, Inc.	34,890	936,796
PNM Resources, Inc.	4,100	105,165
Unitil Corporation	29,399	940,768
UNS Energy Corporation	3,637	219,748
Westar Energy, Inc.	2,896	104,372
Xcel Energy, Inc.	7,843	241,564
		3,396,413
Gas Utilities - 0.2%
Gas Natural, Inc.	27,260	351,381
New Jersey Resources Corporation	7,666	391,579
South Jersey Industries, Inc.	3,194	171,103
Southwest Gas Corporation	15,607	773,015
Star Gas Partners, L.P.	12,438	76,867
		1,763,945
Independent Power and Renewable Electricity Producers - 0.0% (d)
Atlantic Power Corporation	49,876	188,032
Genie Energy Ltd. - Class B (a)	18,215	126,230
Synthesis Energy Systems, Inc. (a)	3,136	4,202
		318,464
Multi-Utilities - 0.1%
Integrys Energy Group, Inc.	560	36,714
Just Energy Group, Inc.	51,738	279,385
MDU Resources Group, Inc.	1,980	62,390
NorthWestern Corporation	2,085	96,369
Vectren Corporation	12,727	484,771
		959,629
Water Utilities - 0.3%
American States Water Company	30,199	922,579
Aqua America, Inc.	625	14,862
California Water Service Group	8,509	193,750
Connecticut Water Service, Inc.	2,122	67,671
Consolidated Water Company Ltd.	15,843	164,609
Middlesex Water Company	3,878	78,801
Pure Cycle Corporation (a)	8,068	54,459
SJW Corporation	22,712	608,909
		2,105,640

Total Common Stocks (Cost $728,455,882)		$774,573,963

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.1%	Shares	Value
Beazer Homes USA, Inc., 7.500%, CV	1,371	$34,782
Dominion Resources, Inc., Series A, 6.125%, CV	5,336	295,615
Dominion Resources, Inc., Series B, 6.000%, CV	4,472	247,838
MetLife, Inc., 5.000%, CV	14,708	445,064
NextEra Energy, Inc., 5.799%, CV	5,591	298,168
Total Preferred Stocks (Cost $1,297,481)		$1,321,467

OTHER INVESTMENTS - 9.2%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	120,037	$732,226
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	6,290	89,941
Aberdeen Global Income Fund, Inc.	5,603	63,314
Aberdeen Indonesia Fund, Inc.	158	1,585
Aberdeen Israel Fund, Inc.	3,461	62,679
Aberdeen Latin America Equity Fund, Inc.	6,426	190,531
Adams Express Company (The)	63,890	871,460
Advent/Claymore Global Convertible Securities & Income Fund	68,126	489,145
Alliance California Municipal Income Fund, Inc.	2,100	27,552
AllianceBernstein Global High Income Fund, Inc.	109,787	1,507,376
AllianzGI Equity & Convertible Income Fund	30,172	599,518
Alpine Global Premier Properties Fund	8,716	62,319
Alpine Total Dynamic Dividend Fund	184,425	1,600,809
American Strategic Income Portfolio, Inc. III	13,600	98,736
ASA Gold and Precious Metals Ltd.	22,963	330,897
Bancroft Fund Ltd.	2,995	59,900
BlackRock California Municipal Income Trust	22,914	330,191
BlackRock Corporate High Yield Fund VI, Inc.	19,754	235,468
BlackRock Credit Allocation Income Trust IV	118,826	1,598,210
BlackRock Debt Strategies Fund, Inc.	300	1,185
BlackRock Dividend Income Trust	2,651	34,728
BlackRock Enhanced Equity Dividend Trust	5,703	46,479
BlackRock Income Opportunity Trust, Inc.	34,917	364,184
BlackRock Income Trust, Inc.	53,956	348,016
BlackRock Long-Term Municipal Advantage Trust	30,683	336,593
BlackRock Maryland Bond Trust	700	9,793
BlackRock Multi-Sector Income Trust	55,351	992,997
BlackRock Muni Intermediate Duration Fund, Inc.	47,765	670,621
BlackRock Muni New York Intermediate Duration Fund, Inc.	6,264	85,441
BlackRock Municipal Income Investment Quality Trust	18,384	253,883
BlackRock Municipal Income Investment Trust	5,077	68,438
BlackRock Municipal Income Quality Trust	41,768	572,222
BlackRock Municipal Target Term Trust	47,358	926,796
BlackRock MuniEnhanced Fund, Inc.	9,800	107,310
BlackRock MuniHoldings California Quality Fund, Inc.	39,777	558,469
BlackRock MuniHoldings Investment Quality Fund	13,064	176,756
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	36,350	512,898
BlackRock MuniHoldings Quality Fund II, Inc.	2,495	32,285
BlackRock MuniHoldings Quality Fund, Inc.	16,208	206,328
BlackRock MuniYield California Quality Fund, Inc.	48,350	694,789
BlackRock MuniYield Michigan Quality Fund II, Inc.	14,090	176,970

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 9.2% (Continued)	Shares	Value
BlackRock MuniYield Michigan Quality Fund, Inc.	23,324	$314,174
BlackRock MuniYield New Jersey Fund, Inc.	13,561	198,940
BlackRock MuniYield New Jersey Quality Fund, Inc.	15,059	213,085
BlackRock MuniYield New York Quality Fund, Inc.	42,670	542,336
BlackRock MuniYield Pennsylvania Quality Fund	8,416	116,898
BlackRock MuniYield Quality Fund III, Inc.	5,398	72,657
BlackRock New Jersey Municipal Bond Trust	1,400	20,608
BlackRock New York Municipal Bond Trust	3,177	43,461
BlackRock New York Municipal Income Quality Trust	10,925	140,933
BlackRock New York Municipal Income Trust II	4,005	55,149
BlackRock Pennsylvania Strategic Municipal Trust	2,228	28,518
BlackRock Real Asset Equity Trust	121,494	1,116,530
BlackRock Resources & Commodities Strategy Trust	81,266	978,443
BlackRock Utility and Infrastructure Trust	11,673	234,744
Blackstone/GSO Strategic Credit Fund	90,892	1,559,707
Boulder Total Return Fund, Inc. (a)	8,463	212,760
Brookfield Global Listed Infrastructure Income Fund, Inc.	7,074	170,413
Calamos Global Dynamic Income Fund	360	3,406
CBRE Clarion Global Real Estate Income Fund	105,409	942,356
Central Europe & Russia Fund, Inc. (The)	14,472	394,073
ClearBridge Energy MLP Opportunity Fund, Inc.	42,998	1,025,072
ClearBridge Energy MLP Total Return Fund, Inc.	30,511	697,176
Clough Global Allocation Fund	21,119	314,884
Clough Global Equity Fund	21,480	318,312
Clough Global Opportunities Fund	56,568	703,140
Cohen & Steers Closed-End Opportunity Fund, Inc.	18,579	247,844
Cohen & Steers Infrastructure Fund, Inc.	68,566	1,600,330
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	11,170	272,436
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	60,183	1,227,733
Cohen & Steers Quality Income Realty Fund, Inc.	105,660	1,171,770
Cohen & Steers REIT and Preferred Income Fund, Inc.	12,367	223,348
Cohen & Steers Total Return Realty Fund, Inc.	148	1,834
Cutwater Select Income Fund	29,903	566,073
Delaware Investments Dividend & Income Fund, Inc.	26,911	269,648
Delaware Investments National Municipal Income Fund	36	459
Denali Fund (The)	1,369	29,584
Doubleline Income Solutions Fund	68,256	1,459,313
Dreyfus Municipal Bond Infrastructure Fund, Inc.	36,647	419,975
Duff & Phelps Global Utility Income Fund, Inc.	37,989	827,021
Duff & Phelps Utility & Corporate Bond Trust, Inc.	5,617	56,282
DWS High Income Trust	16,333	147,324
Eagle Capital Growth Fund, Inc.	5,751	47,043
Eaton Vance California Municipal Bond Fund	11,016	126,684
Eaton Vance California Municipal Income Trust	1,408	17,332
Eaton Vance Massachusetts Municipal Income Fund	9,558	125,305
Eaton Vance Michigan Municipal Income Trust	100	1,226
Eaton Vance Municipal Bond Fund	2,652	32,434
Eaton Vance New Jersey Municipal Bond Fund	93	1,201
Eaton Vance New Jersey Municipal Income Trust	5,458	67,788
Eaton Vance New York Municipal Bond Fund	19,282	233,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 9.2% (Continued)	Shares	Value
Eaton Vance New York Municipal Bond Fund 2	1,186	$14,113
Eaton Vance Ohio Municipal Bond Fund	1,159	14,511
Eaton Vance Pennsylvania Municipal Bond Fund	1,499	19,037
Eaton Vance Pennsylvania Municipal Income Trust	2,906	34,901
Eaton Vance Short Duration Diversified Income Fund	7,142	106,773
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	39,670	539,115
Eaton Vance Tax-Advantaged Dividend Income Fund	35,239	711,828
Ellsworth Fund Ltd.	1,948	17,103
Engex, Inc. (a)	633	3,165
European Equity Fund, Inc. (The)	8,280	71,208
Federated Premier Intermediate Municipal Income Fund	6,649	85,041
First Trust Enhanced Equity Income Fund	1,021	14,498
First Trust High Income Long/Short Fund	57,238	997,086
First Trust Mortgage Income Fund	2,910	45,163
First Trust Strategic High Income Fund II	3,400	53,040
First Trust/Aberdeen Emerging Opportunity Fund	2,975	56,823
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	47,366	1,049,631
Fort Dearborn Income Securities, Inc.	9,870	142,720
Franklin Limited Duration Income Trust	9,592	122,490
Franklin Universal Trust	13,788	100,101
Gabelli Dividend & Income Trust	13,258	281,732
Gabelli Global Utility & Income Trust	8,924	177,588
Gabelli Multimedia Trust, Inc. (The)	41,265	384,177
GDL Fund (The)	73,387	785,975
Global High Income Fund, Inc.	43,226	430,531
Guggenheim Build America Bonds Managed Duration Trust	14,783	317,243
Helios Multi-Sector High Income Fund, Inc.	1	1
India Fund, Inc.	61,800	1,563,540
Invesco Advantage Municipal Income Trust II	1,566	17,461
Invesco Bond Fund	10,310	190,941
Invesco California Value Municipal Income Trust	3,750	45,450
Invesco Municipal Opportunity Trust	130,452	1,592,819
Invesco Municipal Trust	72,484	882,855
Invesco Quality Municipal Income Trust	5,576	67,024
Invesco Value Municipal Income Trust	1	13
Ivy High Income Opportunity Fund	41,781	733,257
Japan Smaller Capitalization Fund, Inc.	37,606	360,265
Kayne Anderson Midstream/Energy Fund, Inc.	40,475	1,564,359
Korea Equity Fund, Inc. (a)	1,300	11,492
Latin American Discovery Fund, Inc.	500	6,960
Lazard Global Total Return & Income Fund, Inc.	300	5,391
Liberty All-Star Equity Fund	165,951	960,856
LMP Real Estate Income Fund, Inc.	25,130	287,738
Macquarie Global Infrastructure Total Return Fund, Inc.	10,945	277,456
Madison Covered Call & Equity Strategy Fund	5,490	47,049
Madison Strategic Sector Premium Fund	603	7,622
Mexico Equity and Income Fund, Inc. (The)	12,818	206,113
MFS California Municipal Fund	3,245	35,273
MFS Charter Income Trust	4,892	44,419
MFS High Income Municipal Trust	26,233	125,131
MFS High Yield Municipal Trust	26,363	113,361

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 9.2% (Continued)	Shares	Value
MFS InterMarket Income Trust I	24,346	$202,315
MFS Investment Grade Municipal Trust	2,002	18,298
MFS Multimarket Income Trust	86,593	561,989
MFS Municipal Income Trust	37,969	244,900
Montgomery Street Income Securities, Inc.	18,636	302,276
Morgan Stanley Asia-Pacific Fund, Inc.	5,935	100,895
Morgan Stanley Eastern Europe Fund, Inc.	3,894	65,925
Morgan Stanley Emerging Markets Debt Fund, Inc.	14,749	147,637
Morgan Stanley Emerging Markets Fund, Inc.	5,100	81,702
Morgan Stanley Income Securities, Inc.	10,286	180,416
Neuberger Berman Real Estate Securities Income Fund, Inc.	130,585	651,619
New America High Income Fund, Inc.	42,124	406,918
New Germany Fund, Inc. (The)	36,543	631,098
New Ireland Fund, Inc. (The)	15,182	198,884
Nuveen AMT-Free Municipal Income Fund	15,422	203,570
Nuveen Build America Bond Opportunity Fund	6,550	139,253
Nuveen Build America Bond Term Fund	31,810	643,834
Nuveen California Dividend Advantage Municipal Fund	19,802	273,466
Nuveen California Dividend Advantage Municipal Fund 2	10,963	150,193
Nuveen California Dividend Advantage Municipal Fund 3	2,865	36,070
Nuveen Connecticut Premium Income Municipal Fund	16,775	208,345
Nuveen Credit Strategies Income Fund	177,089	1,602,655
Nuveen Diversified Dividend and Income Fund	21,048	254,891
Nuveen Energy MLP Total Return Fund	42,064	864,415
Nuveen Global Income Opportunities Fund	5,176	65,062
Nuveen Intermediate Duration Municipal Term Fund	6,392	78,366
Nuveen Maryland Premium Income Municipal Fund	21,255	266,113
Nuveen Massachusetts Premium Income Municipal Fund	9,099	117,923
Nuveen Michigan Quality Income Municipal Fund, Inc.	9,423	130,791
Nuveen Mortgage Opportunity Term Fund	3,951	95,417
Nuveen New Jersey Dividend Advantage Municipal Fund	9,503	128,005
Nuveen New Jersey Dividend Advantage Municipal Fund 2	3,526	46,402
Nuveen New Jersey Investment Quality Municipal Fund, Inc.	24,509	329,401
Nuveen New Jersey Municipal Value Fund	2,537	36,787
Nuveen New Jersey Premium Income Municipal Fund, Inc.	16,583	230,006
Nuveen New York Dividend Advantage Municipal Fund 2	10,403	137,008
Nuveen New York Performance Plus Municipal Fund, Inc.	11,937	167,715
Nuveen North Carolina Premium Income Municipal Fund	9,421	123,132
Nuveen Pennsylvania Investment Quality Municipal Fund	35,999	489,226
Nuveen Performance Plus Municipal Fund	11,674	166,588
Nuveen Preferred Income Opportunities Fund	124,976	1,167,276
Nuveen Premier Municipal Income Fund, Inc.	15,641	208,651
Nuveen Premium Income Municipal Fund	6,612	87,940
Nuveen Premium Income Municipal Fund 2	1	2
Nuveen Quality Municipal Fund, Inc.	1,411	18,258
Nuveen Quality Preferred Income Fund	19,900	166,165
Nuveen Quality Preferred Income Fund 3	38,462	323,850
Nuveen Real Asset Income and Growth Fund	15,800	303,834
Nuveen Virginia Premium Income Municipal Fund	1,948	25,402
Petroleum & Resources Corporation	33,594	1,023,945
Prudential Short Duration High Yield Fund, Inc.	90,909	1,554,544
Putnam High Income Securities Fund	22,695	190,638

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

OTHER INVESTMENTS - 9.2% (Continued)	Shares	Value
Putnam Managed Municipal Income Trust	66,252	$459,789
Putnam Master Intermediate Income Trust	56,154	281,332
Putnam Municipal Opportunities Trust	10,337	119,392
Putnam Premier Income Trust	211,295	1,155,784
RMR Real Estate Income Fund	38,987	771,554
Royce Focus Trust, Inc.	3,131	25,862
Salient Midstream & MLP Fund	20,117	559,454
Salient MLP & Energy Infrastructure Fund	1,654	54,913
Source Capital, Inc.	5,674	383,279
Strategic Global Income Fund, Inc.	10,435	95,480
Swiss Helvetia Fund, Inc. (The)	56,745	786,486
Taiwan Fund, Inc. (The) (a)	6,976	136,451
Templeton Global Income Fund	26,292	208,233
Templeton Russia and East European Fund, Inc.	18,661	259,388
Thai Fund, Inc. (The)	43,157	497,600
Tortoise Energy Infrastructure Corporation	34,594	1,601,702
Tortoise MLP Fund, Inc.	13,870	390,857
Tortoise Pipeline & Energy Fund, Inc.	20,183	695,304
Tortoise Power and Energy Infrastructure Fund, Inc.	1	28
Tri-Continental Corporation	50,520	1,050,816
Turkish Investment Fund, Inc. (The)	36,076	441,570
Wells Fargo Advantage Multi-Sector Income Fund	9,862	143,295
Western Asset Emerging Markets Income Fund, Inc.	28,924	367,046
Western Asset High Income Opportunity Fund, Inc.	184,437	1,080,801
Western Asset High Yield Defined Opportunity Fund, Inc.	19,138	330,322
Western Asset Income Fund	3,871	52,220
Western Asset Managed High Income Fund, Inc.	59,910	333,100
Western Asset Municipal Partners Fund, Inc.	9,139	132,972
Western Asset Variable Rate Strategic Fund, Inc.	337	5,807
Western Asset Worldwide Income Fund, Inc.	17,306	220,305
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	57,987	702,223
Western Asset/Claymore Inflation-Linked Securities & Income Fund	30,714	372,254
Zweig Total Return Fund, Inc. (The)	7,663	107,895
Total Other Investments (Cost $82,074,950)		$81,116,462

CORPORATE BONDS - 0.0% (d)	Par Value	Value
Financials - 0.0% (d)
GAMCO Investors, Inc., 0.00%, due 12/31/2015	$3,100	$3,027
Gyrodyne Company of America, Inc., 5.00%, due 6/30/2017 (c)	12,110	–
Total Corporate Bonds (Cost $12,110)		$3,027

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (d)	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.01% (e)	50,926	$50,926
UMB Money Market Fiduciary, 0.01% (e)	179,724	179,724
Total Money Market Funds (Cost $230,650)		$230,650

Total Investments at Value - 97.3% (Cost $812,071,073)		$857,245,569
Other Assets in Excess of Liabilities - 2.7%		23,344,646	(f)

Net Assets - 100.0%		$880,590,215

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $0 at July 31, 2014, representing 0.0% of net assets (Note 1).
(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of July 31, 2014.
(f)	Includes cash held as margin deposits for open short positions.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
July 31, 2014(Unaudited)

COMMON STOCKS - 67.9%	Shares	Value
Consumer Discretionary - 10.9%
Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.	64,361	$1,183,599
Ballard Power Systems, Inc.	445,714	1,773,942
China XD Plastics Company Ltd.	62,473	346,725
Cooper Tire & Rubber Company	1,575	45,502
Dorman Products, Inc.	17,375	753,728
Federal Mogul Holdings Corporation	5,126	81,708
Fuel Systems Solutions, Inc.	6,075	63,787
Quantum Fuel Systems Technologies Worldwide, Inc.	308,802	1,584,154
UQM Technologies, Inc.	14,434	23,672
		5,856,817
Automobiles - 0.3%
Kandi Technologies Group, Inc.	123,998	2,095,566
Tesla Motors, Inc.	1,870	417,571
Thor Industries, Inc.	9,596	508,300
		3,021,437
Distributors - 0.0% (a)
Pool Corporation	3,854	211,045

Diversified Consumer Services - 1.1%
American Public Education, Inc.	11,773	420,296
Apollo Education Group, Inc.	2,319	64,770
Bridgepoint Education, Inc.	17,302	207,797
Capella Education Company	218	13,943
Career Education Corporation	60,855	310,969
Carriage Services, Inc.	10,705	172,672
Collectors Universe, Inc.	8,994	180,060
ITT Educational Services, Inc.	121,381	1,727,252
LifeLock, Inc.	56,641	786,177
Lincoln Educational Services Corporation	39,158	144,493
Matthews International Corporation - Class A	17,342	754,204
Regis Corporation	11,618	161,839
Service Corporation International	13,548	284,508
Sotheby's	38,785	1,537,825
StoneMor Partners, L.P.	9,912	241,258
Strayer Education, Inc.	10,672	553,023
Weight Watchers International, Inc.	111,995	2,429,171
		9,990,257
Hotels, Restaurants & Leisure - 0.9%
Arcos Dorados Holdings, Inc. - Class A	100,960	1,035,850
Bally Technologies, Inc.	13,519	813,438
Belmond Ltd. - Class A	8,778	108,847
Buffalo Wild Wings, Inc.	500	72,660
Caesars Entertainment Corporation	24,373	389,968
Chuy's Holdings, Inc.	7,616	218,199
Empire Resorts, Inc.	1	5
Famous Dave's of America, Inc.	13,242	330,123
Ignite Restaurant Group, Inc.	10,439	134,141
International Game Technology	26,168	443,024
Life Time Fitness, Inc.	15,058	592,532

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Consumer Discretionary - 10.9% (Continued)
Hotels, Restaurants & Leisure - 0.9% (Continued)
Morgans Hotel Group Company	88,170	$656,867
Noodles & Company	70,704	1,986,782
Papa Murphy's Holdings, Inc.	32,438	267,289
Penn National Gaming, Inc.	22,805	238,996
Potbelly Corporation	55,467	642,863
Red Lion Hotels Corporation	1,471	8,061
Six Flags Entertainment Corporation	6,912	264,177
Sonic Corporation	572	11,812
Zoe's Kitchen, Inc.	3,316	96,197
		8,311,831
Household Durables - 1.5%
Beazer Homes USA, Inc.	70,385	1,080,410
Blyth, Inc.	291,649	1,764,476
Brookfield Residential Properties, Inc.	3,172	58,650
Ethan Allen Interiors, Inc.	43,518	997,433
Garmin Ltd.	676	37,207
GoPro, Inc. - Class A	10,828	519,419
Hovnanian Enterprises, Inc. - Class A	1,902	7,608
iRobot Corporation	63,242	2,047,144
Jarden Corporation	680	38,012
KB Home	77,134	1,257,284
Lennar Corporation - Class A	3,291	119,233
M/I Homes, Inc.	36,825	757,858
MDC Holdings, Inc.	2,088	56,313
Meritage Homes Corporation	18,256	699,205
Skullcandy, Inc.	13,933	94,187
SodaStream International Ltd.	17,360	572,880
Standard Pacific Corporation	116,438	877,943
Taylor Morrison Home Corporation - Class A	6,575	116,903
TRI Pointe Homes, Inc.	70,305	949,821
Turtle Beach Corporation	89,685	725,552
William Lyon Homes - Class A	22,903	563,872
		13,341,410
Internet & Catalog Retail - 0.9%
Blue Nile, Inc.	904	23,278
Coupons.com, Inc.	59,963	1,231,040
E-Commerce China Dangdang, Inc. - Class A - ADR	20,500	276,955
FTD Companies, Inc.	25,664	845,372
HSN, Inc.	14,423	806,102
Lands' End, Inc.	28,436	1,000,663
NutriSystem, Inc.	88,724	1,424,020
PetMed Express, Inc.	53,812	737,224
RetailMeNot, Inc.	8,719	213,267
Shutterfly, Inc.	26,678	1,315,759
zulily, Inc. - Class A	1,182	40,921
		7,914,601
Leisure Products - 0.7%
Black Diamond, Inc.	126,520	1,110,846
Callaway Golf Company	39,872	303,027
Eastman Kodak Company	27,010	638,516

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Consumer Discretionary - 10.9% (Continued)
Leisure Products - 0.7% (Continued)
JAKKS Pacific, Inc.	246,328	$1,537,087
Performance Sports Group Ltd.	1,826	29,672
Smith & Wesson Holding Corporation	59,253	731,775
Sturm Ruger & Company, Inc.	42,415	2,119,053
		6,469,976
Media - 1.3%
AMC Networks, Inc. - Class A	2,741	164,104
CBS Outdoor Americas, Inc.	9,896	329,438
Central European Media Enterprises Ltd. - Class A	400,306	1,048,802
Cinemark Holdings, Inc.	4,113	134,906
Dex Media, Inc.	24,030	307,344
DreamWorks Animation SKG, Inc. - Class A	80,100	1,602,000
Lamar Advertising Company - Class A	3,333	167,150
Lee Enterprises, Inc.	65,729	249,770
Liberty Global plc - Class A	1,376	57,242
Liberty Media Corporation - Class A	3,884	182,742
Manchester United plc - Class A	22,802	425,257
McClatchy Company (The) - Class A	36,544	176,508
Media General, Inc.	79,461	1,601,934
New Media Investment Group, Inc.	25,391	382,388
News Corporation - Class B	5,437	93,571
Radio One, Inc. - Class D	123,964	541,723
ReachLocal, Inc.	14,692	94,029
Rentrak Corporation	2,864	142,169
Scholastic Corporation	12,503	442,856
SFX Entertainment, Inc.	30,365	208,000
Sizmek, Inc.	149,493	1,358,891
Thomson Reuters Corporation	6,687	252,835
World Wrestling Entertainment, Inc. - Class A	72,633	906,460
You On Demand Holdings, Inc.	70,187	176,871
		11,046,990
Multiline Retail - 0.7%
Bon-Ton Stores, Inc. (The)	174,740	1,625,082
Gordmans Stores, Inc.	17,548	63,524
J. C. Penney Company, Inc.	175,726	1,648,310
Sears Holdings Corporation	39,362	1,501,660
Target Corporation	2,898	172,692
Tuesday Morning Corporation	44,019	724,552
		5,735,820
Specialty Retail - 2.1%
Aaron's, Inc.	4,373	115,360
Abercrombie & Fitch Company - Class A	8,908	350,441
Advance Auto Parts, Inc.	569	68,912
Aéropostale, Inc.	455,184	1,511,211
America's Car-Mart, Inc.	22,027	824,691
Barnes & Noble, Inc.	16,959	353,086
bebe stores, inc.	136,120	382,497
Big 5 Sporting Goods Corporation	22,641	224,372
Buckle, Inc. (The)	13,523	601,773
Cabela's, Inc.	7,155	417,566

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Consumer Discretionary - 10.9% (Continued)
Specialty Retail - 2.1% (Continued)
CarMax, Inc.	5,152	$251,469
Children's Place, Inc. (The)	1,571	78,864
Conn's, Inc.	23,355	934,200
Container Store Group, Inc. (The)	36,986	777,816
Destination XL Group, Inc.	104,793	560,643
DSW, Inc. - Class A	20,914	556,103
Express, Inc.	50,457	785,111
Five Below, Inc.	10,427	381,837
Francesca's Holdings Corporation	14,413	184,198
GameStop Corporation - Class A	12,066	506,410
Guess?, Inc.	8,119	211,175
hhgregg, Inc.	123,415	877,481
Kirkland's, Inc.	27,968	526,078
Lumber Liquidators Holdings, Inc.	7,331	397,487
MarineMax, Inc.	31,751	529,289
Mattress Firm Holding Corporation	3,253	151,590
Monro Muffler Brake, Inc.	26,991	1,370,873
Office Depot, Inc.	210,000	1,052,100
PetSmart, Inc.	805	54,853
RadioShack Corporation	1,101,121	682,695
Rent-A-Center, Inc.	57,259	1,370,780
Stage Stores, Inc.	29,672	534,689
Systemax, Inc.	2,613	35,720
Tile Shop Holdings, Inc. (The)	55,376	559,851
Vitamin Shoppe, Inc.	1,113	47,469
		18,268,690
Textiles, Apparel & Luxury Goods - 0.7%
American Apparel, Inc.	856,902	788,350
Columbia Sportswear Company	13,247	990,346
CROCS, Inc.	29,399	466,562
Deckers Outdoor Corporation	4,420	391,214
Iconix Brand Group, Inc.	13,211	557,901
Perry Ellis International, Inc.	5,548	102,083
Tumi Holdings, Inc.	33,629	708,899
Under Armour, Inc. - Class A	1,818	121,352
Vera Bradley, Inc.	71,216	1,412,213
Wolverine World Wide, Inc.	14,581	353,735
		5,892,655
Consumer Staples - 1.7%
Beverages - 0.0% (a)
Craft Brewers Alliance, Inc.	9,763	109,541
Primo Water Corporation	8,327	38,637
		148,178
Food & Staples Retailing - 0.5%
Anderson's, Inc. (The)	15,866	857,081
Chefs' Warehouse, Inc. (The)	56,575	994,023
Fairway Group Holdings Corporation	216,515	1,273,108
Fresh Market, Inc. (The)	2,631	78,746
Liberator Medical Holdings, Inc.	8,544	26,572
Natural Grocers by Vitamin Cottage, Inc.	29,531	669,763

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Consumer Staples - 1.7% (Continued)
Food & Staples Retailing - 0.5% (Continued)
Safeway, Inc.	7,450	$256,727
Sprouts Farmers Market, Inc.	1,324	40,395
Susser Holdings Corporation	2,136	171,243
		4,367,658
Food Products - 0.7%
Amira Nature Foods Ltd.	80,474	1,207,915
Boulder Brands, Inc.	98,539	1,118,418
Darling International, Inc.	36,462	682,569
Diamond Foods, Inc.	51,024	1,370,505
Hain Celestial Group, Inc. (The)	1,469	125,599
Lancaster Colony Corporation	7,973	696,441
S&W Seed Company	10,401	66,462
Tootsie Roll Industries, Inc.	20,497	539,686
		5,807,595
Personal Products - 0.4%
22nd Century Group, Inc.	193,879	463,371
China-Biotics, Inc. (b)	535,616	696,301
Herbalife Ltd.	5,207	272,847
Medifast, Inc.	40,264	1,155,979
USANA Health Sciences, Inc.	14,729	940,447
		3,528,945
Tobacco - 0.1%
Universal Corporation	19,102	991,967

Energy - 5.2%
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	7,427	357,610
Cal Dive International, Inc.	616,514	672,000
Cameron International Corporation	617	43,751
Dawson Geophysical Company	5,735	143,948
Diamond Offshore Drilling, Inc.	14,169	662,968
Enservco Corporation	36,288	116,484
Geospace Technologies Corporation	23,443	943,346
Hornbeck Offshore Services, Inc.	7,574	330,984
McDermott International, Inc.	141,056	1,029,709
Natural Gas Services Group, Inc.	4,242	132,350
Newpark Resources, Inc.	52,611	643,433
Nuverra Environmental Solutions, Inc.	123,729	2,303,834
PHI, Inc.	3,726	146,991
Profire Energy, Inc.	141,212	473,060
SEACOR Holdings, Inc.	2,773	210,637
Seadrill Ltd.	4,333	157,115
Seadrill Partners, LLC	18,930	613,332
Tesco Corporation	13,607	265,609
TETRA Technologies, Inc.	2,461	27,096
Unit Corporation	11,266	713,701
		9,987,958
Oil, Gas & Consumable Fuels - 4.1%
Aemetis, Inc.	1,021	10,179
Alpha Natural Resources, Inc.	459,925	1,559,146

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil, Gas & Consumable Fuels - 4.1% (Continued)
Amyris, Inc.	552,832	$2,078,648
Antero Resources Corporation	525	30,324
Approach Resources, Inc.	44,405	934,281
Arch Coal, Inc.	468,879	1,392,571
Bill Barrett Corporation	6,015	144,420
BioFuel Energy Corporation	32,277	287,588
BP Prudhoe Bay Royalty Trust	5,358	460,038
BPZ Resources, Inc.	616,968	1,616,456
BreitBurn Energy Partners, L.P.	4,619	97,738
Callon Petroleum Company	13,128	129,705
Carrizo Oil & Gas, Inc.	1,388	85,237
Cheniere Energy, Inc.	6,660	471,262
Chesapeake Granite Wash Trust	63,711	724,394
Clayton Williams Energy, Inc.	233	24,794
Clean Energy Fuels Corporation	151,724	1,511,171
Cloud Peak Energy, Inc.	18,488	286,194
Contango Oil & Gas Company	2,164	87,058
CVR Energy, Inc.	2,116	99,621
DCP Midstream Partners, L.P.	22	1,198
Delek Logistics Partners, L.P.	453	15,062
Denbury Resources, Inc.	3,764	63,800
Denison Mines Corporation	3,367	4,411
Dominion Resources Black Warrior Trust	4,999	27,245
Eagle Rock Energy Partners, L.P.	9,991	44,460
Emerge Energy Services, L.P.	6	640
Enbridge Energy Management, LLC	26,106	885,254
Endeavour International Corporation	880,014	1,240,820
Feishang Anthracite Resources Ltd.	12,465	9,650
Forest Oil Corporation	296,642	605,150
Frontline Ltd.	134,398	323,899
Golar LNG Ltd.	781	48,117
Goodrich Petroleum Corporation	54,065	1,041,292
Gran Tierra Energy, Inc.	8,209	54,508
Green Plains, Inc.	35,123	1,316,761
GreenHunter Resources, Inc.	67,746	150,396
Harvest Natural Resources, Inc.	221,841	958,353
Holly Energy Partners, L.P.	5,056	170,438
Hyperdynamics Corporation	67,710	186,203
InterOil Corporation	2,419	136,964
Kinder Morgan Management, LLC	3,561	273,952
Kinder Morgan, Inc.	2,076	74,694
Kosmos Energy, LLC	1,811	17,440
Magnum Hunter Resources Corporation	14,946	96,103
Midcoast Energy Partners, L.P.	8,079	165,862
Midstates Petroleum Company, Inc.	44,770	285,633
Miller Energy Resources, Inc.	277,399	1,356,481
Navios Maritime Acquisition Corporation	13,192	42,214
Nordic American Offshore Ltd.	26,810	490,623
Northern Oil & Gas, Inc.	59,077	950,549
Oasis Petroleum, Inc.	4,186	223,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Energy - 5.2% (Continued)
Oil, Gas & Consumable Fuels - 4.1% (Continued)
Pacific Ethanol, Inc.	36,218	$646,129
Peabody Energy Corporation	1,061	16,095
Pembina Pipeline Corporation	1,789	74,923
Penn Virginia Corporation	111,957	1,457,680
Quicksilver Resources, Inc.	1,019,436	1,916,540
Renewable Energy Group, Inc.	4,037	45,214
Rhino Resource Partners, L.P.	958	12,550
Royale Energy, Inc.	21,811	82,009
San Juan Basin Royalty Trust	13,893	241,460
SandRidge Energy, Inc.	56,041	334,004
SandRidge Mississippian Trust I	58,533	395,098
Solazyme, Inc.	269,150	2,605,372
Spectra Energy Partners, L.P.	7,285	375,833
Synergy Resources Corporation	32,154	338,260
Teekay Tankers Ltd. - Class A	301,776	1,201,068
Ultra Petroleum Corporation	16,178	370,800
Uranium Energy Corporation	597,204	1,057,051
Uranium Resources, Inc.	37,638	101,623
Ur-Energy, Inc.	30,410	33,451
USEC, Inc.	27,617	157,141
VAALCO Energy, Inc.	50,622	349,292
Vanguard Natural Resources, LLC	14,366	449,225
W&T Offshore, Inc.	1,719	23,052
Whiting USA Trust I	15,117	38,700
		35,615,309
Financials - 9.4%
Banks - 3.4%
Ameris Bancorp	3,157	68,949
Arrow Financial Corporation	13,807	350,698
BancFirst Corporation	1,692	103,043
Bancorp, Inc. (The)	89,802	853,119
Bank of Hawaii Corporation	33,451	1,912,728
Bank of the Ozarks, Inc.	10,723	329,947
Banner Corporation	5,000	201,200
Boston Private Financial Holdings, Inc.	29,263	365,202
Cardinal Financial Corporation	10,859	191,770
CenterState Banks, Inc.	3,747	39,044
City Holding Company	43,035	1,792,408
Commerce Bancshares, Inc.	8,326	375,170
Community Bank System, Inc.	67,216	2,368,020
Community Trust Bancorp, Inc.	2,964	103,710
CVB Financial Corporation	21,666	331,273
Eagle Bancorp, Inc.	4,767	158,789
East West Bancorp, Inc.	2,148	73,161
First Commonwealth Financial Corporation	27,551	235,837
First Financial Bankshares, Inc.	85,644	2,516,221
Glacier Bancorp, Inc.	39,272	1,039,923
Hanmi Financial Corporation	2,188	46,211
Heartland Financial USA, Inc.	3,533	84,191
Heritage Financial Corporation	16,461	261,894

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Banks - 3.4% (Continued)
Home BancShares, Inc.	3,104	$93,306
Hudson Valley Holding Corporation	1,065	18,520
Independent Bank Corporation (Massachusetts)	36,965	1,349,592
Lakeland Bancorp, Inc.	36,282	364,271
Lakeland Financial Corporation	4,987	181,477
LCNB Corporation	324	4,926
M&T Bank Corporation	3,285	399,127
MB Financial, Inc.	551	14,844
Mercantile Bank Corporation	5,410	103,439
National Bank Holdings Corporation - Class A	3,873	76,724
National Penn Bancshares, Inc.	8,048	82,894
Old National Bancorp	2,060	27,563
OptimumBank Holdings, Inc.	224	336
Park National Corporation	23,766	1,790,530
Peoples Bancorp, Inc.	5,405	126,099
Pinnacle Financial Partners, Inc.	4,002	148,074
Renasant Corporation	9,270	263,268
S&T Bancorp, Inc.	3,990	97,077
South State Corporation	3,075	178,688
Southside Bancshares, Inc.	58,499	1,714,606
Square 1 Financial, Inc. - Class A	1,035	19,727
State Bank Financial Corporation	1,574	25,987
Sterling Bancorp	25,118	298,904
TCF Financial Corporation	30,781	486,648
TowneBank	10,628	157,082
TriCo Bancshares	60,752	1,359,022
Trustmark Corporation	45,742	1,053,438
UMB Financial Corporation	18,270	1,034,630
United Bankshares, Inc.	25,881	830,262
Valley National Bancorp	131,764	1,262,299
Washington Trust Bancorp, Inc.	5,972	205,437
WesBanco, Inc.	8,169	244,090
Westamerica Bancorporation	35,011	1,674,226
Western Alliance Bancorporation	5,913	135,408
		29,625,029
Capital Markets - 1.8%
Arlington Asset Investment Corporation - Class A	14,183	369,893
BGC Partners, Inc. - Class A	3,210	25,134
Calamos Asset Management, Inc. - Class A	11,571	137,232
Cohen & Steers, Inc.	23,742	985,530
Cowen Group, Inc. - Class A	362,065	1,448,260
E*TRADE Financial Corporation	2,828	59,445
Eaton Vance Corporation	9,088	319,261
Federated Investors, Inc. - Class B	14,099	397,874
Fidus Investment Corporation	38,517	692,536
Financial Engines, Inc.	12,386	482,435
FS Investment Corporation	21,680	226,990
Full Circle Capital Corporation	449	3,439
FXCM, Inc. - Class A	182,312	2,483,089
Garrison Capital, Inc.	11,945	170,216

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Capital Markets - 1.8% (Continued)
Gladstone Capital Corporation	97,291	$885,348
Gladstone Investment Corporation	122,911	898,479
Golub Capital BDC, Inc.	44,259	735,142
Greenhill & Company, Inc.	4,878	223,266
GSV Capital Corporation	41,582	422,889
Harris & Harris Group, Inc.	4,396	13,716
Hercules Technology Growth Capital, Inc.	2,813	46,190
Horizon Technology Finance Corporation	28,349	390,649
INTL FCStone, Inc.	14,079	275,948
Janus Capital Group, Inc.	27,719	315,719
NGP Capital Resources Company	1,289	7,992
PennantPark Floating Rate Capital Ltd.	16,584	228,859
RCS Capital Corporation - Class A	32,333	666,707
Safeguard Scientifics, Inc.	107,129	2,126,511
Solar Senior Capital Ltd.	3,525	57,493
TCP Capital Corporation	1,472	25,171
THL Credit, Inc.	11,065	146,279
Triangle Capital Corporation	4,501	119,547
WhiteHorse Finance, Inc.	7,129	99,022
		15,486,261
Consumer Finance - 0.8%
Atlanticus Holdings Corporation	102,426	272,453
Encore Capital Group, Inc.	75,804	3,220,154
EZCORP, Inc. - Class A	16,986	166,293
Green Dot Corporation - Class A	90,289	1,624,299
Imperial Holdings, Inc.	42,869	292,367
JGWPT Holdings, Inc. - Class A	12,536	139,275
World Acceptance Corporation	21,592	1,750,679
		7,465,520
Diversified Financial Services - 0.1%
Capital Southwest Corporation	988	34,619
CME Group, Inc.	2,240	165,626
FNFV Group	1	6
Gain Capital Holdings, Inc.	41,886	266,395
Global Eagle Entertainment, Inc.	52,264	533,093
PICO Holdings, Inc.	3,470	76,860
		1,076,599
Insurance - 1.7%
Ambac Financial Group, Inc.	19,564	443,320
American Equity Investment Life Holding Company	84,301	1,866,424
Brown & Brown, Inc.	20,010	615,908
Citizens, Inc.	4,489	30,256
CNA Financial Corporation	2,249	84,045
eHealth, Inc.	33,302	689,352
Endurance Specialty Holdings Ltd.	12,695	671,439
First American Financial Corporation	11,070	300,440
Greenlight Capital Re Ltd. - Class A	8,203	265,449
HCI Group, Inc.	14,190	566,181
Health Insurance Innovations, Inc. - Class A	4,374	57,824
Lincoln National Corporation	2,720	142,501

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Insurance - 1.7% (Continued)
Markel Corporation	870	$549,936
MBIA, Inc.	59,516	570,163
Meadowbrook Insurance Group, Inc.	172,083	1,037,661
Montpelier Re Holdings Ltd.	26,519	783,106
Phoenix Companies, Inc. (The)	16,618	920,803
Primerica, Inc.	926	42,670
RenaissanceRe Holdings Ltd.	1,744	170,581
StanCorp Financial Group, Inc.	9,992	602,917
Stewart Information Services Corporation	73,577	2,168,314
Sun Life Financial, Inc.	1,299	49,531
Tower Group International Ltd.	533,277	1,146,546
Universal Insurance Holdings, Inc.	17,006	205,092
Validus Holdings Ltd.	25,657	937,250
W.R. Berkley Corporation	1,753	78,201
Willis Group Holdings plc	1,480	60,310
		15,056,220
Real Estate Investment Trusts (REIT) - 0.6%
Acadia Realty Trust	3,770	106,427
American Assets Trust, Inc.	1,094	37,513
American Campus Communities, Inc.	1,757	68,382
American Homes 4 Rent - Class A	1,054	19,204
AmREIT, Inc.	8,305	192,178
Avalonbay Communities, Inc.	103	15,252
Aviv REIT, Inc.	3,798	108,053
Bluerock Residential Growth, Inc.	18,132	210,331
Campus Crest Communities, Inc.	3,862	30,896
CommonWealth REIT	1,075	28,875
Corporate Office Properties Trust	1,765	50,073
CyrusOne, Inc.	7,455	185,257
DCT Industrial Trust, Inc.	6,482	50,754
Douglas Emmett, Inc.	815	23,219
EastGroup Properties, Inc.	1,149	71,652
Education Realty Trust, Inc.	11,050	116,688
EPR Properties	165	8,893
Equity Lifestyle Properties, Inc.	1,287	57,001
Essex Property Trust, Inc.	1,508	285,872
Excel Trust, Inc.	1,170	15,152
Federal Realty Investment Trust	1,091	133,211
General Growth Properties, Inc.	259	6,053
Glimcher Realty Trust	48	516
Government Properties Income Trust	3,178	74,206
Healthcare Trust of America, Inc. - Class A	3,342	39,803
Highwoods Properties, Inc.	1,740	73,202
Home Properties, Inc.	363	23,882
Hudson Pacific Properties, Inc.	11,262	288,307
Independence Realty Trust, Inc.	14,216	140,028
Kilroy Realty Corporation	318	19,665
Kimco Realty Corporation	1,030	23,051
Kite Realty Group Trust	26,351	160,741
Macerich Company (The)	1,272	82,693

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Real Estate Investment Trusts (REIT) - 0.6% (Continued)
Mack-Cali Realty Corporation	1,541	$32,515
Monmouth Real Estate Investment Corporation	2,135	21,948
National Health Investors, Inc.	248	14,828
National Retail Properties, Inc.	438	15,580
Pennsylvania Real Estate Investment Trust	1,400	26,922
Physicians Realty Trust	22,899	322,418
Piedmont Office Realty Trust, Inc. - Class A	15,656	304,509
Prologis, Inc.	2,452	100,066
Public Storage	199	34,150
Regency Centers Corporation	325	17,667
Retail Opportunity Investments Corporation	2,448	37,773
Rexford Industrial Realty, Inc.	5,382	74,433
Simon Property Group, Inc.	37	6,223
SL Green Realty Corporation	369	39,778
STAG Industrial, Inc.	12,664	289,246
Sun Communities, Inc.	3,691	194,257
Trade Street Residential, Inc.	13,814	98,079
UMH Properties, Inc.	23,449	232,380
Winthrop Realty Trust	21,863	329,475
		4,939,277
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corporation	22,012	283,515
Banc of California, Inc.	101,064	1,199,630
BankUnited, Inc.	7,822	244,359
BofI Holding, Inc.	2,658	198,260
Doral Financial Corporation	49,772	253,339
Federal Agricultural Mortgage Corporation - Class C	892	26,002
Flagstar Bancorp, Inc.	28,087	513,992
Home Loan Servicing Solutions Ltd.	16,191	346,487
HomeStreet, Inc.	5,861	102,216
Hudson City Bancorp, Inc.	4,774	46,547
Northwest Bancshares, Inc.	46,727	579,415
PennyMac Financial Services, Inc. - Class A	20,158	304,991
Radian Group, Inc.	109,699	1,388,789
Security National Financial Corporation - Class A	19,454	84,819
Stonegate Mortgage Corporation	19,401	249,691
Tree.com, Inc.	8	204
TrustCo Bank Corporation	371,373	2,447,348
ViewPoint Financial Group, Inc.	22,779	572,664
Washington Federal, Inc.	12,254	256,844
Westfield Financial, Inc.	10,520	75,954
		9,175,066
Health Care - 13.1%
Biotechnology - 7.4%
Aastrom Biosciences, Inc.	71,061	225,263
ACADIA Pharmaceuticals, Inc.	84,787	1,718,633
AEterna Zentaris, Inc.	132,008	155,769
Alnylam Pharmaceuticals, Inc.	4,349	235,063
AMAG Pharmaceuticals, Inc.	50,344	961,067
Amarin Corporation plc - ADR	217,127	390,829

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotechnology - 7.4% (Continued)
Anacor Pharmaceuticals, Inc.	6,761	$112,571
Arena Pharmaceuticals, Inc.	44,309	205,151
ARIAD Pharmaceuticals, Inc.	205,176	1,181,814
Array BioPharma, Inc.	62,209	248,836
Arrowhead Research Corporation	161,992	2,049,199
BIND Therapeutics, Inc.	14,430	130,736
Catalyst Pharmaceutical Partners, Inc.	121	275
Celldex Therapeutics, Inc.	119,631	1,565,970
Celsion Corporation	224,445	763,113
ChemoCentryx, Inc.	13,574	74,657
Conatus Pharmaceuticals, Inc.	79,756	629,275
CTI BioPharma Corporation	227,872	590,188
CytRx Corporation	648,407	2,113,807
DARA Biosciences, Inc.	350,055	448,070
Dendreon Corporation	1,279,661	2,648,898
Discovery Laboratories, Inc.	3,374	5,297
Durata Therapeutics, Inc.	77,273	993,731
Dynavax Technologies Corporation	86,725	128,353
Emergent BioSolutions, Inc.	3,504	77,088
Enanta Pharmaceuticals, Inc.	4,650	174,887
Epizyme, Inc.	2,828	88,573
Exact Sciences Corporation	130,785	2,041,554
Exelixis, Inc.	538,187	2,174,275
Foundation Medicine, Inc.	25,941	584,191
Galectin Therapeutics, Inc.	108,624	666,951
Galena Biopharma, Inc.	1,172,373	3,329,539
GTx, Inc.	3,561	4,309
Halozyme Therapeutics, Inc.	11,234	109,419
Idera Pharmaceuticals, Inc.	57,061	144,364
Infinity Pharmaceuticals, Inc.	66,097	600,822
Inovio Pharmaceuticals, Inc.	173,010	1,747,396
Insys Therapeutics, Inc.	13,238	357,823
Intrexon Corporation	34,206	755,611
Isis Pharmaceuticals, Inc.	875	27,116
IsoRay, Inc.	222,791	545,838
Karyopharm Therapeutics, Inc.	6,577	228,156
Keryx Biopharmaceuticals, Inc.	120,918	1,819,816
KYTHERA Biopharmaceuticals, Inc.	26,336	884,363
La Jolla Pharmaceutical Company	11,340	110,452
MannKind Corporation	124,450	1,040,402
Mast Therapeutics, Inc.	37,907	21,797
Medgenics, Inc.	1,680	11,743
MEI Pharma, Inc.	94,900	615,901
Merrimack Pharmaceuticals, Inc.	290,436	1,716,477
Metabolix, Inc.	149,978	73,489
MiMedx Group, Inc.	53,566	370,141
Mirati Therapeutics, Inc.	1,002	18,206
Myriad Genetics, Inc.	26,964	973,400
NanoViricides, Inc.	351,570	1,427,374
NeoStem, Inc.	112,156	692,003

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Biotechnology - 7.4% (Continued)
Neuralstem, Inc.	225,599	$645,213
NewLink Genetics Corporation	33,824	716,392
Northwest Biotherapeutics, Inc.	406,510	2,682,966
Novavax, Inc.	57,449	248,754
NPS Pharmaceuticals, Inc.	2,548	71,191
Ohr Pharmaceutical, Inc.	96,992	872,928
Omeros Corporation	72,269	983,581
Oncolytics Biotech, Inc.	10,510	14,083
OncoMed Pharmaceuticals, Inc.	29,020	626,542
OPKO Health, Inc.	104,787	924,225
Orexigen Therapeutics, Inc.	23,268	116,107
Organovo Holdings, Inc.	398,012	3,012,951
Osiris Therapeutics, Inc.	14,042	207,822
OvaScience, Inc.	34,915	342,516
OXiGENE, Inc.	308,497	780,497
Oxygen Biotherapeutics, Inc.	155,296	574,595
Prosensa Holding N.V.	25,178	248,507
Puma Biotechnology, Inc.	2,946	653,187
Raptor Pharmaceutical Corporation	104,131	896,568
Retrophin, Inc.	36,608	388,777
Rexahn Pharmaceuticals, Inc.	475,896	356,970
Sarepta Therapeutics, Inc.	67,043	1,430,698
SciClone Pharmaceuticals, Inc.	37,202	179,314
Seattle Genetics, Inc.	1,011	35,587
Spectrum Pharmaceuticals, Inc.	117,308	825,848
StemCells, Inc.	499,593	834,320
Synergy Pharmaceuticals, Inc.	335,794	1,225,648
TESARO, Inc.	13,701	394,041
Theravance, Inc.	60,647	1,316,040
Vanda Pharmaceuticals, Inc.	86,741	1,275,093
Verastem, Inc.	12,099	89,412
Versartis, Inc.	5,606	114,362
Vertex Pharmaceuticals, Inc.	1,374	122,162
ZIOPHARM Oncology, Inc.	179,190	560,865
		64,777,803
Health Care Equipment & Supplies - 2.2%
Abiomed, Inc.	55,290	1,415,424
Accuray, Inc.	166,679	1,311,764
AtriCure, Inc.	52,848	870,407
Baxter International, Inc.	759	56,690
BIOLASE, Inc.	313	695
BSD Medical Corporation	224,130	176,839
Cardiovascular Systems, Inc.	10,791	291,357
Cerus Corporation	174,537	614,370
Derma Sciences, Inc.	34,409	333,079
DexCom, Inc.	1,766	66,543
EnteroMedics, Inc.	165,913	212,369
GenMark Diagnostics, Inc.	64,904	694,473
Hansen Medical, Inc.	30,242	36,290
HeartWare International, Inc.	1	84

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Health Care Equipment & Supplies - 2.2% (Continued)
Hill-Rom Holdings, Inc.	3,625	$142,825
Intuitive Surgical, Inc.	1,060	485,003
Meridian Bioscience, Inc.	72,639	1,431,715
Navidea Biopharmaceuticals, Inc.	373,538	496,806
PhotoMedex, Inc.	155,346	1,676,183
Quidel Corporation	23,693	565,552
ResMed, Inc.	9,645	499,032
Rockwell Medical, Inc.	278,913	2,817,021
RTI Surgical, Inc.	88,829	405,948
Spectranetics Corporation (The)	21,682	556,143
STAAR Surgical Company	62,995	810,746
Stereotaxis, Inc.	32,313	106,310
SurModics, Inc.	4,240	80,518
TearLab Corporation	313,534	1,367,008
Unilife Corporation	523,022	1,318,015
Uroplasty, Inc.	1,853	4,373
Volcano Corporation	31,061	512,817
Wright Medical Group, Inc.	1,082	33,347
		19,389,746
Health Care Providers & Services - 1.7%
Acadia Healthcare Company, Inc.	193	9,198
Air Methods Corporation	31,019	1,558,705
Almost Family, Inc.	3,187	74,703
Amedisys, Inc.	82,287	1,660,552
Bio-Reference Laboratories, Inc.	78,225	2,455,483
BioScrip, Inc.	173,303	1,298,040
Brookdale Senior Living, Inc.	7,383	255,821
Community Health Systems, Inc.	8,100	386,370
Cross Country Healthcare, Inc.	4,372	31,435
ExamWorks Group, Inc.	3,398	119,915
FAB Universal Corporation (b)	558,610	558,610
Hanger Orthopedic Group, Inc.	26,718	845,625
Healthways, Inc.	79,442	1,373,552
HMS Holdings Corporation	12,730	234,359
Laboratory Corporation of America Holdings	1,086	112,607
LHC Group, Inc.	10,535	247,362
MEDNAX, Inc.	2,756	163,100
Owens & Minor, Inc.	21,062	696,942
PharMerica Corporation	36,659	989,426
Quest Diagnostics, Inc.	8,202	501,142
Tenet Healthcare Corporation	10,272	542,054
WellCare Health Plans, Inc.	9,035	563,603
		14,678,604
Health Care Technology - 0.2%
Castlight Health, Inc. - Class B	83,181	1,115,457
Medidata Solutions, Inc.	11,439	512,925
Vocera Communications, Inc.	44,879	564,129
		2,192,511
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.	52,423	953,050

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Health Care - 13.1% (Continued)
Life Sciences Tools & Services - 0.5% (Continued)
Albany Molecular Research, Inc.	55,521	$1,057,120
Apricus Biosciences, Inc.	17,293	32,857
Fluidigm Corporation	43,097	1,233,867
Harvard Bioscience, Inc.	12,685	58,605
Illumina, Inc.	372	59,486
Pacific Biosciences of California, Inc.	125,180	572,072
QIAGEN N.V.	1,754	42,850
Sequenom, Inc.	74,120	277,950
Thermo Fisher Scientific, Inc.	1,894	230,121
Waters Corporation	147	15,206
		4,533,184
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc.	84,668	589,289
Acura Pharmaceuticals, Inc.	9,583	9,966
Alexza Pharmaceuticals, Inc.	12,691	61,298
Alimera Sciences, Inc.	15,761	91,099
Ampio Pharmaceuticals, Inc.	111,820	674,275
Aratana Therapeutics, Inc.	14,965	172,546
Auxilium Pharmaceuticals, Inc.	23,850	477,477
BioDelivery Sciences International, Inc.	6,766	86,267
Cempra, Inc.	114,116	1,049,867
Endo International plc	4,044	271,272
Endocyte, Inc.	43,711	290,022
Impax Laboratories, Inc.	34,014	795,587
IntelliPharmaCeutics International, Inc.	14,976	39,836
Oramed Pharmaceuticals, Inc.	17,740	148,661
Provectus Biopharmaceuticals, Inc. - Class A	58	52
Repros Therapeutics, Inc.	50,742	711,403
Salix Pharmaceuticals Ltd.	2,979	392,960
Supernus Pharmaceuticals, Inc.	55,528	480,872
TherapeuticsMD, Inc.	229,372	1,064,286
VIVUS, Inc.	484,355	2,334,591
Zogenix, Inc.	73,156	96,566
		9,838,192
Industrials - 9.7%
Aerospace & Defense - 1.1%
Arotech Corporation	39,593	131,053
Astronics Corporation	11,519	668,102
DigitalGlobe, Inc.	13,090	342,303
GenCorp, Inc.	189,792	3,368,808
KEYW Holding Corporation (The)	273,068	3,577,191
Kratos Defense & Security Solutions, Inc.	2,228	16,264
LMI Aerospace, Inc.	1,653	21,638
National Presto Industries, Inc.	14,706	942,655
Rockwell Collins, Inc.	6,481	474,863
Taser International, Inc.	7,158	86,325
Transdigm Group, Inc.	556	93,364
		9,722,566
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	3,553	239,685

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Air Freight & Logistics - 0.4% (Continued)
Echo Global Logistics, Inc.	11,566	$254,568
UTi Worldwide, Inc.	112,551	1,064,733
XPO Logistics, Inc.	54,505	1,683,659
		3,242,645
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	10,095	381,490
Masonite International Corporation	10,374	508,430
Nortek, Inc.	7,632	608,805
Ply Gem Holdings, Inc.	4,320	35,985
Simpson Manufacturing Company, Inc.	434	13,198
Trex Company, Inc.	65,562	1,845,570
		3,393,478
Commercial Services & Supplies - 0.8%
ACCO Brands Corporation	65,278	432,140
ADT Corporation (The)	5,551	193,175
Brink's Company (The)	17,531	470,532
CECO Environmental Corporation	22,682	308,022
Cenveo, Inc.	428,481	1,443,981
Courier Corporation	67	874
Covanta Holding Corporation	12,900	263,418
Deluxe Corporation	2,333	128,338
Ennis, Inc.	11,839	167,877
Healthcare Services Group, Inc.	23,787	621,792
InnerWorkings, Inc.	135,427	1,103,730
Intersections, Inc.	18,115	66,844
Iron Mountain, Inc.	7,913	265,165
MagneGas Corporation	179,592	237,960
Stericycle, Inc.	146	17,177
Tetra Tech, Inc.	44,994	1,092,454
United Stationers, Inc.	267	10,301
Waste Connections, Inc.	1,904	90,135
		6,913,915
Construction & Engineering - 0.4%
AECOM Technology Corporation	20,220	686,469
Ameresco, Inc. - Class A	25,814	194,121
Granite Construction, Inc.	9,495	309,062
Layne Christensen Company	127,944	1,388,192
MasTec, Inc.	5,479	148,974
Quanta Services, Inc.	2,505	83,893
Sterling Construction Company, Inc.	2,819	25,005
URS Corporation	15,538	889,861
		3,725,577
Electrical Equipment - 2.2%
American Superconductor Corporation	42,983	85,536
AZZ, Inc.	18,751	818,294
Broadwind Energy, Inc.	34,613	300,268
Capstone Turbine Corporation	590,103	820,243
China BAK Battery, Inc.	93,106	383,597
Energous Corporation	8,404	101,016
Enphase Energy, Inc.	85,173	877,282

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Electrical Equipment - 2.2% (Continued)
Franklin Electric Company, Inc.	20,742	$760,194
FuelCell Energy, Inc.	403,343	1,000,291
GrafTech International Ltd.	118,712	997,181
Highpower International, Inc.	133,094	600,254
Hydrogenics Corporation	44,313	1,004,132
Plug Power, Inc.	930,869	5,045,310
Polypore International, Inc.	25,332	1,091,809
Power Solutions International, Inc.	2,867	175,116
PowerSecure International, Inc.	126,188	1,240,428
Real Goods Solar, Inc. - Class A	813,533	1,814,179
Revolution Lighting Technologies, Inc.	772,300	1,637,276
SolarCity Corporation	6,736	481,826
Vicor Corporation	342	2,695
Yingli Green Energy Holding Company Ltd. - ADR	63,219	208,623
		19,445,550
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	16,403	457,152

Machinery - 1.8%
Actuant Corporation - Class A	31,336	1,011,526
Adept Technology, Inc.	12,364	112,512
Altra Industrial Motion Corporation	13,884	435,263
American Railcar Industries, Inc.	3,039	207,928
ARC Group Worldwide, Inc.	7,275	108,179
Barnes Group, Inc.	13,849	474,328
Briggs & Stratton Corporation	71,143	1,304,051
Dynamic Materials Corporation	14,160	289,997
Energy Recovery, Inc.	420,760	1,885,005
ExOne Company (The)	96,589	3,159,426
FreightCar America, Inc.	29,202	630,179
Joy Global, Inc.	2,392	141,750
Lindsay Corporation	3,332	269,726
Manitowoc Company, Inc. (The)	12,198	323,979
Mueller Industries, Inc.	37,306	1,038,226
Navistar International Corporation	44,576	1,567,738
RBC Bearings, Inc.	81	4,494
Sun Hydraulics Corporation	1,470	53,626
Titan International, Inc.	49,250	734,810
Valmont Industries, Inc.	528	76,893
Wabash National Corporation	41,367	563,005
Watts Water Technologies, Inc. - Class A	11,276	659,195
Westport Innovations, Inc.	58,417	1,007,109
		16,058,945
Marine - 0.1%
Baltic Trading Ltd.	57,331	291,815
Eagle Bulk Shipping, Inc.	423,346	732,388
Scorpio Bulkers, Inc.	11,259	86,582
		1,110,785
Professional Services - 1.0%
Acacia Research Corporation	96,348	1,643,697

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Industrials - 9.7% (Continued)
Professional Services - 1.0% (Continued)
Advisory Board Company (The)	12,056	$604,488
Barrett Business Services, Inc.	19,322	1,102,900
CBIZ, Inc.	254,521	2,076,891
Dun & Bradstreet Corporation (The)	338	37,190
FTI Consulting, Inc.	53,667	1,983,532
IHS, Inc. - Class A	323	42,433
Insperity, Inc.	7,140	227,837
Mistras Group, Inc.	1,657	34,996
Odyssey Marine Exploration, Inc.	608,469	733,205
Paylocity Holding Corporation	3,360	65,822
Spherix, Inc.	254,608	343,721
		8,896,712
Road & Rail - 0.6%
Kansas City Southern	878	95,755
Knight Transportation, Inc.	9,127	218,683
Landstar System, Inc.	18,315	1,211,171
Roadrunner Transportation Systems, Inc.	52,719	1,325,356
Swift Transportation Company	1,272	26,012
USA Truck, Inc.	44,351	820,494
YRC Worldwide, Inc.	67,158	1,758,196
		5,455,667
Trading Companies & Distributors - 0.8%
Aceto Corporation	10,604	177,723
Applied Industrial Technologies, Inc.	10,359	501,997
Beacon Roofing Supply, Inc.	10,131	280,021
Fastenal Company	5,048	223,879
Kaman Corporation	12,284	491,483
MRC Global, Inc.	14,199	380,959
MSC Industrial Direct Company, Inc. - Class A	555	47,336
Rush Enterprises, Inc. - Class A	44,009	1,550,437
Titan Machinery, Inc.	202,725	2,971,948
		6,625,783
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	10,537	99,259
Wesco Aircraft Holdings, Inc.	4,276	81,030
		180,289
Information Technology - 12.3%
Communications Equipment - 0.7%
Aruba Networks, Inc.	4,503	80,424
Calix, Inc.	39,913	370,792
DragonWave, Inc.	208,251	308,211
EMCORE Corporation	45,625	185,237
Extreme Networks, Inc.	142,286	668,744
F5 Networks, Inc.	883	99,417
Finisar Corporation	45,938	906,357
Infinera Corporation	16,347	150,392
InterDigital, Inc.	342	15,079
NETGEAR, Inc.	16,564	518,619
Oplink Communications, Inc.	39,323	749,496
Palo Alto Networks, Inc.	1,336	108,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Information Technology - 12.3% (Continued)
Communications Equipment - 0.7% (Continued)
ParkerVision, Inc.	311,385	$389,231
Procera Networks, Inc.	125,507	1,256,325
Ruckus Wireless, Inc.	10,149	131,024
Silicom Ltd.	602	16,158
Ubiquiti Networks, Inc.	4,060	155,214
ViaSat, Inc.	8,720	509,858
		6,618,607
Electronic Equipment, Instruments & Components - 1.3%
Clearfield, Inc.	935	12,033
ClearSign Combustion Corporation	12,400	101,060
Control4 Corporation	653	10,977
CUI Global, Inc	42,401	263,310
Digital Ally, Inc.	52,381	199,048
Document Security Systems, Inc.	55,806	73,106
DTS, Inc.	884	15,992
Electro Scientific Industries, Inc.	113,297	677,516
FARO Technologies, Inc.	7,235	366,308
FLIR Systems, Inc.	1,364	45,394
InvenSense, Inc.	15,628	359,600
IPG Photonics Corporation	3,933	264,888
Knowles Corporation	20,172	586,602
MicroVision, Inc.	14,337	28,101
MTS Systems Corporation	2,929	193,314
Neonode, Inc.	517,774	1,408,345
RealD, Inc.	10,140	107,180
Research Frontiers, Inc.	38,184	198,175
Rofin-Sinar Technologies, Inc.	17,175	374,930
Speed Commerce, Inc.	30,408	94,569
SuperCom Ltd.	4,199	40,058
SYNNEX Corporation	16,349	1,054,510
Uni-Pixel, Inc.	183,374	1,404,645
Universal Display Corporation	68,430	2,098,064
Vishay Intertechnology, Inc.	103,725	1,527,869
		11,505,594
Internet Software & Services - 3.0%
Angie's List, Inc.	124,404	1,036,285
AOL, Inc.	4,589	176,906
Bankrate, Inc.	22,758	383,700
Bazaarvoice, Inc.	76,944	570,155
Borderfree, Inc.	815	10,848
Brightcove, Inc.	69,609	414,174
Care.com, Inc.	42,820	406,362
ChannelAdvisor Corporation	43,460	996,538
Chegg, Inc.	22,390	143,968
ChinaCache International Holdings Ltd. - ADR	10,520	136,655
Conversant, Inc.	43,162	1,008,696
Cornerstone OnDemand, Inc.	6,409	268,153
Cvent, Inc.	1,240	33,864
Dealertrack Technologies, Inc.	43,747	1,643,575
Demandware, Inc.	20,297	1,222,691

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Information Technology - 12.3% (Continued)
Internet Software & Services - 3.0% (Continued)
E2open, Inc.	70,917	$1,147,437
eGain Corporation	2,719	17,320
Five9, Inc.	14,855	108,144
Gogo, Inc.	80,902	1,311,421
GrubHub, Inc.	587	21,302
Internap Network Services Corporation	68,286	492,342
j2 Global, Inc.	43,167	2,111,730
LinkedIn Corporation - Class A	495	89,417
Liquidity Services, Inc.	50,772	684,914
LiveDeal, Inc.	99,697	387,821
Marin Software, Inc.	77,867	714,040
Marketo, Inc.	23,995	656,263
MeetMe, Inc.	732	1,728
Millennial Media, Inc.	197,125	680,081
OPOWER, Inc.	18,407	294,512
Piksel, Inc. - Series A-2 (b)	346,880	–
Points International Ltd.	6,599	124,853
Q2 Holdings, Inc.	4,018	52,917
Rocket Fuel, Inc.	44,381	1,172,102
SciQuest, Inc.	42,663	656,584
Shutterstock, Inc.	672	52,376
Spark Networks, Inc.	70,958	422,910
Textura Corporation	135,391	3,380,713
Trulia, Inc.	16,395	992,389
Twitter, Inc.	12,377	559,317
Vistaprint N.V.	40,531	1,996,557
WebMD Health Corporation	2,753	137,182
Wix.com Ltd.	315	5,339
Zillow, Inc. - Class A	1,282	184,005
		26,908,286
IT Services - 1.2%
Alliance Data Systems Corporation	341	89,441
Blackhawk Network Holdings, Inc.	48,674	1,379,421
Cardtronics, Inc.	26,402	1,018,061
Cass Information Systems, Inc.	2,729	123,160
CIBER, Inc.	149,305	521,074
Computer Task Group, Inc.	5,052	72,345
CSG Systems International, Inc.	54,512	1,419,493
Forrester Research, Inc.	6,025	233,047
Heartland Payment Systems, Inc.	29,367	1,394,933
Higher One Holdings, Inc.	111,219	464,895
International Business Machines Corporation	853	163,495
InterXion Holding N.V.	1,876	51,027
Jack Henry & Associates, Inc.	1,038	60,567
ModusLink Global Solutions, Inc.	84,265	314,309
MoneyGram International, Inc.	28,192	407,374
NeuStar, Inc. - Class A	46,880	1,306,077
Sapient Corporation	25,536	376,911
ServiceSource International, Inc.	95,331	422,316
Teradata Corporation	1,730	72,937

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Information Technology - 12.3% (Continued)
IT Services - 1.2% (Continued)
Western Union Company (The)	26,293	$459,339
WidePoint Corporation	23,424	34,433
		10,384,655
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.	98,525	385,233
Ambarella, Inc.	49,946	1,428,955
ANADIGICS, Inc.	14,639	11,711
Applied Micro Circuits Corporation	113,013	943,659
Camtek Ltd.	345,177	1,280,607
Cavium, Inc.	19,192	895,307
CEVA, Inc.	12,696	180,664
Cirrus Logic, Inc.	6,128	137,451
Cree, Inc.	2,267	107,070
Entegris, Inc.	45,150	518,774
Exar Corporation	2,372	22,842
EZchip Semiconductor Ltd.	6,617	159,933
GT Advanced Technologies, Inc.	168,786	2,335,998
Himax Technologies, Inc. - ADR	70,553	451,186
JinkoSolar Holding Company Ltd. - ADR	3,752	92,900
Mellanox Technologies Ltd.	6,079	253,190
Microchip Technology, Inc.	1,666	75,003
Microsemi Corporation	7,801	187,068
MKS Instruments, Inc.	9,207	292,598
Montage Technology Group Ltd.	4,598	99,087
MoSys, Inc.	101,551	336,134
Nanometrics, Inc.	19,701	306,548
NeoPhotonics Corporation	1,836	5,710
Peregrine Semiconductor Corporation	46,850	315,769
Photronics, Inc.	233,563	1,861,497
Pixelworks, Inc.	37,234	293,032
QuickLogic Corporation	441,316	1,500,474
Rambus, Inc.	9,535	109,748
Rubicon Technology, Inc.	301,454	2,269,949
Rudolph Technologies, Inc.	68,223	628,334
Spansion, Inc. - Class A	1,701	32,268
SunEdison, Inc.	15,978	319,560
Teradyne, Inc.	13,973	254,588
Ultratech, Inc.	57,758	1,367,709
Veeco Instruments, Inc.	39,994	1,388,192
		20,848,748
Software - 3.1%
Actuate Corporation	65,944	278,284
Allot Communications Ltd.	6,153	79,558
American Software, Inc. - Class A	5,709	53,151
AVG Technologies N.V.	11,981	203,677
Barracuda Networks, Inc.	29,664	823,769
Blackbaud, Inc.	9,318	342,064
Cadence Design Systems, Inc.	6,766	113,872
Cimatron Ltd.	2,131	12,104
CommVault Systems, Inc.	1,172	56,279

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Information Technology - 12.3% (Continued)
Software - 3.1% (Continued)
Comverse, Inc.	12,224	$313,912
Concur Technologies, Inc.	4,283	398,148
Cyan, Inc.	135,753	522,649
Datawatch Corporation	84,479	1,142,156
Digimarc Corporation	5,945	150,765
Ebix, Inc.	218,174	2,740,265
Ellie Mae, Inc.	34,486	990,438
FireEye, Inc.	9,828	348,894
Fleetmatics Group plc	40,565	1,281,448
Gigamon, Inc.	93,465	1,078,586
Imperva, Inc.	16,369	362,901
Infoblox, Inc.	44,366	537,716
Jive Software, Inc.	10,867	86,067
King Digital Entertainment plc	31,439	611,489
Liquid Holdings Group, Inc.	395,008	659,663
Magic Software Enterprises Ltd.	3,969	27,426
Manhattan Associates, Inc.	2,297	67,440
Mentor Graphics Corporation	17,624	348,074
Mitek Systems, Inc.	100,451	316,421
NetSuite, Inc.	1,930	162,718
NQ Mobile, Inc. - ADR	219,838	1,486,105
Park City Group, Inc.	44,326	465,866
Proofpoint, Inc.	30,828	1,087,304
PROS Holdings, Inc.	6,395	163,840
Qlik Technologies, Inc.	4,653	123,118
Rally Software Development Corporation	25,233	256,620
Rosetta Stone, Inc.	5,026	48,451
SeaChange International, Inc.	52,439	392,768
ServiceNow, Inc.	5,343	314,168
Silver Spring Networks, Inc.	3,299	35,233
Splunk, Inc.	8,466	398,071
Synchronoss Technologies, Inc.	10,981	443,742
Tableau Software, Inc. - Class A	3,671	238,615
Tangoe, Inc.	57,753	796,991
VirnetX Holding Corporation	254,270	3,554,695
VMware, Inc. - Class A	638	63,392
Vringo, Inc.	693,493	2,260,787
Wave Systems Corporation - Class A	58,970	81,968
Workday, Inc. - Class A	4,934	413,667
Zynga, Inc. - Class A	73,341	214,156
		26,949,491
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corporation	25,668	1,286,737
Cray, Inc.	19,581	519,288
Diebold, Inc.	12,821	483,095
Logitech International, S.A.	3,454	50,428
Nimble Storage, Inc.	2,931	75,854
QLogic Corporation	16,744	152,370
Quantum Corporation	118,015	147,519
Silicon Graphics International Corporation	165,373	1,572,697

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Information Technology - 12.3% (Continued)
Technology Hardware, Storage & Peripherals - 0.6% (Continued)
Stratasys Ltd.	1,764	$177,353
Violin Memory, Inc.	129,189	511,589
		4,976,930
Materials - 3.8%
Chemicals - 1.2%
American Vanguard Corporation	141,863	1,800,241
Clean Diesel Technologies, Inc.	109,107	252,037
Ecolab, Inc.	316	34,296
Flotek Industries, Inc.	16,334	471,236
FMC Corporation	2,301	150,071
Gulf Resources, Inc.	5,559	11,118
H.B. Fuller Company	20,289	905,904
Hawkins, Inc.	824	28,222
Intrepid Potash, Inc.	79,834	1,182,342
Kraton Performance Polymers, Inc.	33,166	683,551
Landec Corporation	25,806	315,091
Marrone Bio Innovations, Inc.	13,225	122,596
Monsanto Company	1,424	161,040
NewMarket Corporation	304	117,648
OCI Partners, L.P.	1,279	26,399
Olin Corporation	33,664	894,452
OMNOVA Solutions, Inc.	11	89
Quaker Chemical Corporation	13,037	920,543
Rockwood Holdings, Inc.	906	71,520
Senomyx, Inc.	251,807	1,776,498
Sensient Technologies Corporation	1,544	81,060
Sigma-Aldrich Corporation	372	37,356
Tronox Ltd. - Class A	9,928	263,489
Valhi, Inc.	9,066	59,654
W.R. Grace & Company	2,410	219,310
		10,585,763
Construction Materials - 0.0% (a)
Martin Marietta Materials, Inc.	1,984	246,423

Containers & Packaging - 0.1%
AEP Industries, Inc.	21,803	888,472
AptarGroup, Inc.	1,790	109,369
Bemis Company, Inc.	549	21,416
Myers Industries, Inc.	1,018	18,813
Sealed Air Corporation	3,173	101,917
		1,139,987
Metals & Mining - 2.1%
A.M. Castle & Company	120,560	998,237
AK Steel Holding Corporation	98,081	892,537
Allied Nevada Gold Corporation	221,496	693,282
Century Aluminum Company	27,852	523,618
Cliffs Natural Resources, Inc.	209,928	3,663,244
Coeur Mining, Inc.	54,296	423,509
Globe Specialty Metals, Inc.	7,832	149,043
Golden Minerals Company	19,201	22,849

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Materials - 3.8% (Continued)
Metals & Mining - 2.1% (Continued)
Horsehead Holding Corporation	45,607	$854,219
Kaiser Aluminum Corporation	7,905	610,424
Lake Shore Gold Corporation	12,373	13,734
Molycorp, Inc.	1,747,351	3,651,964
NovaGold Resources, Inc.	51,710	194,430
Olympic Steel, Inc.	8,985	197,041
Paramount Gold and Silver Corporation	201,793	205,829
Pretium Resources, Inc.	107,491	738,463
RTI International Metals, Inc.	56,433	1,402,924
Seabridge Gold, Inc.	41,374	387,674
SinoCoking Coal and Coke Chemical Industries, Inc.	24,834	45,446
Stillwater Mining Company	1,225	21,927
Tanzanian Royalty Exploration Corporation	144,921	331,869
Thompson Creek Metals Company, Inc.	4,313	11,990
US Silica Holdings, Inc.	2,930	164,725
Walter Energy, Inc.	363,553	2,090,430
		18,289,408
Paper & Forest Products - 0.4%
Deltic Timber Corporation	2,653	162,098
Louisiana-Pacific Corporation	100,770	1,364,426
MeadWestvaco Corporation	7,541	315,214
Resolute Forest Products, Inc.	39,802	612,553
Verso Paper Corporation	258,223	813,402
Wausau Paper Corporation	17,168	172,882
		3,440,575
Telecommunication Services - 0.8%
Diversified Telecommunication Services - 0.7%
8x8, Inc.	82,831	669,275
Atlantic Tele-Network, Inc.	2,245	131,355
Cincinnati Bell, Inc.	25,666	97,787
Cogent Communications Holdings, Inc.	21,321	740,052
Fairpoint Communications, Inc.	70,394	1,027,752
Frontier Communications Corporation	52,068	341,045
Hawaiian Telcom Holdco, Inc.	3,551	100,138
inContact, Inc.	50,982	407,346
Iridium Communications, Inc.	92,263	754,711
magicJack VocalTec Ltd.	110,428	1,575,808
Towerstream Corporation	23,737	39,166
xG Technology, Inc.	85,403	190,449
		6,074,884
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.	560	3,422
NII Holdings, Inc.	715,308	490,200
SBA Communications Corporation - Class A	2,118	226,478
Sprint Corporation	7,431	54,618
		774,718
Utilities - 1.0%
Electric Utilities - 0.4%
ALLETE, Inc.	9,885	463,804
Duke Energy Corporation	438	31,593

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 67.9% (Continued)	Shares	Value
Utilities - 1.0% (Continued)
Electric Utilities - 0.4% (Continued)
Empire District Electric Company (The)	16,298	$399,464
Hawaiian Electric Industries, Inc.	9,226	217,918
MGE Energy, Inc.	3,000	112,860
Pinnacle West Capital Corporation	6,216	332,494
Portland General Electric Company	39,454	1,259,766
Southern Company	1,107	47,922
UIL Holdings Corporation	13,014	456,922
		3,322,743
Gas Utilities - 0.3%
AGL Resources, Inc.	719	37,129
Chesapeake Utilities Corporation	45	2,929
Ferrellgas Partners, L.P.	27,323	694,004
Laclede Group, Inc. (The)	7,212	338,820
Northwest Natural Gas Company	34,045	1,471,425
ONE Gas, Inc.	722	25,992
Piedmont Natural Gas Company, Inc.	8,033	278,665
WGL Holdings, Inc.	9,046	352,613
		3,201,577
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	1,377	42,632
Ormat Technologies, Inc.	61,960	1,597,948
		1,640,580
Multi-Utilities - 0.1%
Avista Corporation	2,154	66,839
Consolidated Edison, Inc.	4,954	277,870
Dominion Resources, Inc.	330	22,321
Integrys Energy Group, Inc.	7	459
PG&E Corporation	5,824	260,158
		627,647

Total Common Stocks (Proceeds $727,550,452)		$597,508,831

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Stanley Black & Decker, Inc., 6.25% (Proceeds $219,072)	2,000	$226,800

OTHER INVESTMENTS - 0.0% (a)	Shares	Value
Firsthand Technology Value Fund, Inc. (Proceeds $227,634)	10,826	$231,460

WARRANTS - 0.0% (a)	Shares	Value
American International Group, Inc.	854	$20,411
Central European Media Enterprises Ltd. (b)	115,647	187,348
Magnum Hunter Resources Corporation (b)	15,689	–
Total Warrants (Proceeds $564,994)		$207,759

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

CORPORATE BONDS - 0.1%	Par Value	Value
Consumer Discretionary - 0.1%
Central European Media Enterprises Ltd., 15.00%, due 12/1/2017 (Proceeds $0)	$550,700	$594,756

Total Securities Sold Short - 68.0% (Proceeds $728,562,152)		$598,769,606

ADR	- American Depositary Receipt.

(a)	Percentage rounds to less than 0.1%.
(b)	Security value has been determined in good faith by the Board of Trustees. The total value of such securities is $1,442,259 at July 31, 2014, representing 0.2% of net assets (Note 1).

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	09/16/2014	1,000	$15,300,000	$(1,800,140)
E-Mini S&P 500 Future	09/19/2014	537	51,666,112	408,234

Total Futures Contracts Sold Short			$66,966,112	$(1,391,906)

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
July 31, 2014(Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary - 16.1%
Auto Components - 1.9%
Cooper-Standard Holdings, Inc. (a)	1,097	$68,014
Drew Industries, Inc.	5,685	255,825
Gentherm, Inc. (a)	5,662	236,955
Modine Manufacturing Company (a)	11,912	164,028
Motorcar Parts of America, Inc. (a)	1,453	32,344
Remy International, Inc.	39	865
Shiloh Industries, Inc. (a)	12,762	216,954
Standard Motor Products, Inc.	1,155	41,638
STRATTEC Security Corporation	4,296	269,918
Superior Industries International, Inc.	12,398	231,966
Tower International, Inc. (a)	8,129	256,063
		1,774,570
Automobiles - 0.1%
Winnebago Industries, Inc. (a)	4,287	100,745

Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,258	106,578
VOXX International Corporation (a)	3,366	33,357
		139,935
Diversified Consumer Services - 0.6%
Ascent Capital Group, Inc. - Class A (a)	1,348	83,549
Bright Horizons Family Solutions, Inc. (a)	3,705	154,017
DeVry Education Group, Inc.	4,276	170,912
K12, Inc. (a)	436	10,163
Liberty Tax, Inc. (a)	2,142	75,206
Matthews International Corporation - Class A	653	28,393
Outerwall, Inc. (a)	730	40,164
		562,404
Hotels, Restaurants & Leisure - 4.7%
Bloomin' Brands, Inc. (a)	12,826	251,261
Bob Evans Farms, Inc.	3,980	189,090
Bravo Brio Restaurant Group, Inc. (a)	2,411	35,924
Caesars Acquisition Company - Class A (a)	1,283	14,755
Century Casinos, Inc. (a)	15,599	86,418
Cheesecake Factory, Inc. (The)	4,236	181,640
Choice Hotels International, Inc.	1,521	71,320
Denny's Corporation (a)	40,086	274,589
DineEquity, Inc.	3,489	282,783
Einstein Noah Restaurant Group, Inc.	14,576	220,535
Fiesta Restaurant Group, Inc. (a)	4,516	204,936
Isle of Capri Casinos, Inc. (a)	36,164	286,057
Jack in the Box, Inc.	4,722	270,051
Kona Grill, Inc. (a)	14,443	266,184
Marcus Corporation	5,838	103,157
Monarch Casino & Resort, Inc. (a)	6,516	81,320
Papa John's International, Inc.	5,823	242,761
Pinnacle Entertainment, Inc. (a)	8,281	180,526
Popeyes Louisiana Kitchen, Inc. (a)	8,331	335,739
Ruby Tuesday, Inc. (a)	7,890	47,419

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Consumer Discretionary - 16.1%(Continued)
Hotels, Restaurants & Leisure - 4.7% (Continued)
Ruth's Hospitality Group, Inc.	22,822	$259,030
Scientific Games Corporation - Class A (a)	17,056	145,658
SeaWorld Entertainment, Inc.	9,821	273,515
Town Sports International Holdings, Inc.	1,143	5,258
		4,309,926
Household Durables - 1.7%
Bassett Furniture Industries, Inc.	3,934	57,358
Cavco Industries, Inc. (a)	471	33,625
CSS Industries, Inc.	147	3,630
Flexsteel Industries, Inc.	6,732	203,710
Helen of Troy Ltd. (a)	1,599	85,754
Lifetime Brands, Inc.	14,083	239,411
MDC Holdings, Inc.	6,725	181,373
Taylor Morrison Home Corporation - Class A (a)	5,032	89,469
Universal Electronics, Inc. (a)	7,321	348,699
WCI Communities, Inc. (a)	10,254	176,266
ZAGG, Inc. (a)	22,422	114,577
		1,533,872
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.COM, Inc. - Class A (a)	138	707
Blue Nile, Inc. (a)	18	463
Orbitz Worldwide, Inc. (a)	44,719	395,763
Overstock.com, Inc. (a)	5,311	86,304
ValueVision Media, Inc. - Class A (a)	41,295	189,131
Vitacost.com, Inc. (a)	22,199	177,148
		849,516
Leisure Products - 0.1%
Callaway Golf Company	7,138	54,249
Escalade, Inc.	1,683	26,759
Nautilus, Inc. (a)	3,476	34,621
		115,629
Media - 1.9%
A.H. Belo Corporation - Class A	17,808	187,875
Clear Channel Outdoor Holdings, Inc. - Class A	32,688	246,794
Entravision Communications Corporation - Class A	33,134	185,219
Eros International plc (a)	16,538	242,613
Global Sources Ltd. (a)	77	568
Journal Communications, Inc. - Class A (a)	18,464	200,888
MDC Partners, Inc. - Class A	13,072	269,545
Morningstar, Inc.	1,030	69,844
New York Times Company (The) - Class A	11,862	148,156
Nexstar Broadcasting Group, Inc. - Class A	3,811	177,555
		1,729,057
Multiline Retail - 0.2%
Big Lots, Inc.	4,299	188,081

Specialty Retail - 2.6%
Cato Corporation (The) - Class A	3,025	93,352
Chico's FAS, Inc.	16,830	266,082
Christopher & Banks Corporation (a)	24,088	205,952

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Consumer Discretionary - 16.1%(Continued)
Specialty Retail - 2.6% (Continued)
Citi Trends, Inc. (a)	14,914	$300,517
Destination Maternity Corporation	11,137	211,937
Destination XL Group, Inc. (a)	67	358
DSW, Inc. - Class A	3,571	94,953
GNC Holdings, Inc. - Class A	6,171	202,471
Haverty Furniture Companies, Inc.	11,382	253,022
Hibbett Sports, Inc. (a)	1,071	53,454
New York & Company, Inc. (a)	3,248	10,946
Select Comfort Corporation (a)	9,505	192,001
Shoe Carnival, Inc.	6,318	112,460
Winmark Corporation	3,707	242,697
Zumiez, Inc. (a)	4,976	138,582
		2,378,784
Textiles, Apparel & Luxury Goods - 1.3%
Culp, Inc.	2,866	51,932
Movado Group, Inc.	6,819	279,102
Perry Ellis International, Inc. (a)	51	938
R.G. Barry Corporation	12,412	234,463
Sequential Brands Group, Inc. (a)	16,580	199,457
Skechers U.S.A., Inc. - Class A (a)	5,150	268,675
Steven Madden Ltd. (a)	5,908	188,170
		1,222,737
Consumer Staples - 2.6%
Beverages - 0.3%
Coca-Cola Bottling Company Consolidated	3,574	249,537
National Beverage Corporation (a)	3,403	58,327
		307,864
Food & Staples Retailing - 0.4%
Fresh Market, Inc. (The) (a)	1,941	58,094
Ingles Markets, Inc. - Class A	2,655	65,101
Pantry, Inc. (The) (a)	2,117	37,915
SUPERVALU, Inc. (a)	20,395	187,022
		348,132
Food Products - 0.9%
Annie's, Inc. (a)	1,867	54,479
Calavo Growers, Inc.	998	34,421
Cal-Maine Foods, Inc.	5,857	417,018
Fresh Del Monte Produce, Inc.	3,335	99,850
Inventure Foods, Inc. (a)	2,661	32,065
J & J Snack Foods Corporation	2,156	194,234
Limoneira Company	60	1,323
Omega Protein Corporation (a)	2,023	28,363
		861,753
Household Products - 0.2%
Orchids Paper Products Company	6,493	171,415
WD-40 Company	64	4,273
		175,688
Personal Products - 0.6%
IGI Laboratories, Inc. (a)	48,965	258,046
Inter Parfums, Inc.	7,502	196,027

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Consumer Staples - 2.6%(Continued)
Personal Products - 0.6% (Continued)
Revlon, Inc. - Class A (a)	3,766	$114,863
		568,936
Tobacco - 0.2%
Vector Group Ltd.	9,140	187,644

Energy - 6.0%
Energy Equipment & Services - 2.2%
CHC Group Ltd. (a)	5,733	41,278
Dawson Geophysical Company	30	753
Era Group, Inc. (a)	6,154	164,927
Gulf Island Fabrication, Inc.	690	13,455
Helix Energy Solutions Group, Inc. (a)	9,546	242,755
ION Geophysical Corporation (a)	18,724	70,215
Key Energy Services, Inc. (a)	39,420	242,039
Matrix Service Company (a)	9,161	245,973
North Atlantic Drilling Ltd.	26,626	259,603
Parker Drilling Company (a)	40,300	249,054
Pioneer Energy Services Corporation (a)	15,554	228,799
RigNet, Inc. (a)	1,930	107,346
Vantage Drilling Company (a)	20,537	38,404
Willbros Group, Inc. (a)	14,179	164,335
		2,068,936
Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	3,100	202,554
Alon USA Energy, Inc.	364	4,677
American Eagle Energy Corporation (a)	22,542	144,945
Bonanza Creek Energy, Inc. (a)	3,569	200,078
Comstock Resources, Inc.	7,118	168,412
DHT Holdings, Inc.	16,770	111,017
Endeavour International Corporation (a)	216	305
Equal Energy Ltd.	10,076	54,914
GasLog Ltd.	10,011	255,281
Halcon Resources Corporation (a)	30,795	183,230
Hallador Energy Company	7,953	111,501
Knightsbridge Tankers Ltd.	9,249	105,439
Navios Maritime Acquisition Corporation	3,917	12,534
Nordic American Offshore Ltd.	194	3,554
Nordic American Tankers Ltd.	22,410	192,950
Pacific Ethanol, Inc. (a)	4,566	81,457
Panhandle Oil & Gas, Inc. - Class A	4,250	273,785
PBF Energy, Inc. - Class A	9,347	253,304
PetroQuest Energy, Inc. (a)	18,786	120,418
REX American Resources Corporation (a)	3,194	269,414
Ring Energy, Inc. (a)	5,600	96,880
Swift Energy Company (a)	4,184	46,233
TransAtlantic Petroleum Ltd. (a)	8,631	90,108
Triangle Petroleum Corporation (a)	16,727	180,652
Warren Resources, Inc. (a)	44,861	264,231
Westmoreland Coal Company (a)	2,117	91,222
		3,519,095

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Financials - 18.5%
Banks - 4.2%
1st Source Corporation	629	$17,857
1st United Bancorp, Inc.	13,839	115,556
C&F Financial Corporation	68	2,330
Capital Bank Financial Corporation - Class A (a)	1,688	38,453
Cascade Bancorp (a)	25,685	139,213
Central Pacific Financial Corporation	6,894	123,403
Chemical Financial Corporation	5,803	160,163
Columbia Banking System, Inc.	4,507	114,883
F.N.B. Corporation	12,708	156,308
Farmers Capital Bank Corporation (a)	33	779
First BanCorp (Puerto Rico) (a)	47,477	244,032
First Business Financial Services, Inc.	3,958	172,648
First Commonwealth Financial Corporation	8,244	70,569
First Horizon National Corporation	16,592	195,456
First Interstate BancSystem, Inc.	6,973	181,995
First NBC Bank Holding Company (a)	4,394	139,685
Fulton Financial Corporation	22,523	255,411
Heritage Financial Corporation	16	255
Independent Bank Corporation (Michigan)	13,046	172,729
Independent Bank Group, Inc.	2,446	117,432
MidSouth Bancorp, Inc.	2,293	44,714
NBT Bancorp, Inc.	1,547	36,153
Old Line Bancshares, Inc.	2,105	29,491
OmniAmerican Bancorp, Inc.	6,747	166,718
PrivateBancorp, Inc.	8,872	255,514
Seacoast Banking Corporation of Florida (a)	6,164	63,797
Stonegate Bank	1,345	32,038
Susquehanna Bancshares, Inc.	24,748	251,935
TCF Financial Corporation	4,686	74,086
TriState Capital Holdings, Inc. (a)	9,662	94,591
Wilshire Bancorp, Inc.	18,368	173,027
Wintrust Financial Corporation	4,304	199,404
		3,840,625
Capital Markets - 1.2%
CorEnergy Infrastructure Trust, Inc.	12,093	96,381
FBR & Company (a)	10,231	286,059
GAMCO Investors, Inc. - Class A	1,319	101,075
ICG Group, Inc. (a)	323	5,465
Investment Technology Group, Inc. (a)	6,392	116,910
KCG Holdings, Inc. - Class A (a)	7,635	87,192
Manning & Napier, Inc.	3,327	57,058
Piper Jaffray Companies, Inc. (a)	2,887	148,969
Pzena Investment Management, Inc. - Class A	12,296	128,001
Safeguard Scientifics, Inc. (a)	13	258
SWS Group, Inc. (a)	4,032	28,869
Virtus Investment Partners, Inc.	15	3,076
Walter Investment Management Corporation (a)	2,157	59,490
Westwood Holdings Group, Inc.	6	323
		1,119,126

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Financials - 18.5%(Continued)
Consumer Finance - 0.6%
Cash America International, Inc.	4,188	$185,905
Nelnet, Inc. - Class A	8,763	361,299
Regional Management Corporation (a)	2,827	45,967
		593,171
Diversified Financial Services - 0.2%
Consumer Portfolio Services, Inc. (a)	17,233	125,111
Marlin Business Services Corporation	1,589	29,238
NewStar Financial, Inc. (a)	174	1,971
PHH Corporation (a)	2,105	49,152
		205,472
Insurance - 4.5%
AMERISAFE, Inc.	2,486	90,987
Argo Group International Holdings Ltd.	7,276	362,417
Aspen Insurance Holdings Ltd.	6,099	244,021
EMC Insurance Group, Inc.	4,362	128,374
Federated National Holding Company	6,658	134,292
Fidelity & Guaranty Life	4,570	98,758
Hanover Insurance Group, Inc. (The)	4,380	253,208
Hilltop Holdings, Inc. (a)	1,730	35,465
Horace Mann Educators Corporation	9,718	278,421
Kansas City Life Insurance Company	2,519	110,005
Mercury General Corporation	8,976	441,799
National General Holdings Corporation	7,602	132,351
National Interstate Corporation	1,926	52,175
Navigators Group, Inc. (The) (a)	4,013	243,990
OneBeacon Insurance Group Ltd. - Class A	16,761	248,063
ProAssurance Corporation	10,404	453,926
Safety Insurance Group, Inc.	4,854	242,748
Selective Insurance Group, Inc.	8,945	199,384
Symetra Financial Corporation	16,137	367,924
United Fire Group, Inc.	937	26,480
United Insurance Holdings Corporation	1,136	16,495
		4,161,283
Real Estate Investment Trusts (REIT) - 6.8%
American Homes 4 Rent - Class A	6,178	112,563
Associated Estates Realty Corporation	12,601	222,660
Brandywine Realty Trust	4,138	64,346
CBL & Associates Properties, Inc.	15,633	292,337
Chambers Street Properties	37,743	293,641
Columbia Property Trust, Inc.	11,769	300,227
CommonWealth REIT	4,386	117,808
CubeSmart	16,591	302,122
Digital Realty Trust, Inc.	4,914	316,412
DuPont Fabros Technology, Inc.	11,070	303,429
Franklin Street Properties Corporation	24,294	294,929
Getty Realty Corporation	8,374	153,830
Gladstone Commercial Corporation	12,564	219,242
Glimcher Realty Trust	13,355	143,433
Investors Real Estate Trust	17,918	152,661
Lexington Realty Trust	27,330	298,990

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Financials - 18.5%(Continued)
Real Estate Investment Trusts (REIT) - 6.8% (Continued)
Liberty Property Trust	8,311	$292,298
Omega Healthcare Investors, Inc.	3,408	124,528
One Liberty Properties, Inc.	2,082	43,139
Preferred Apartment Communities, Inc. - Class A	7,846	70,536
Prologis, Inc.	3,786	154,507
QTS Realty Trust, Inc. - Class A	10,029	273,290
Retail Properties of America, Inc. - Class A	19,608	295,100
Rouse Properties, Inc.	2,510	42,544
Sabra Health Care REIT, Inc.	10,681	295,864
Saul Centers, Inc.	3,049	145,346
Select Income REIT	10,516	291,819
Sovran Self Storage, Inc.	3,039	233,152
Sun Communities, Inc.	2,260	118,944
Terreno Realty Corporation	15,242	285,025
Urstadt Biddle Properties, Inc. - Class A	2,897	59,360
		6,314,082
Real Estate Management & Development - 0.0% (b)
Forestar Group, Inc. (a)	191	3,572

Thrifts & Mortgage Finance - 1.0%
Bank Mutual Corporation	92	555
BBX Capital Corporation - Class A (a)	6,334	114,519
Beneficial Mutual Bancorp, Inc. (a)	1,361	17,802
Brookline Bancorp, Inc.	5,070	45,782
Clifton Bancorp, Inc.	5,596	69,167
EverBank Financial Corp	2,483	47,177
Federal Agricultural Mortgage Corporation - Class C	20	583
Meridian Bancorp, Inc. (a)	8,139	88,389
Oritani Financial Corporation	7,152	105,850
Provident Financial Services, Inc.	14,130	236,112
Waterstone Financial, Inc.	15,048	165,979
WSFS Financial Corporation	521	37,298
		929,213
Health Care - 16.1%
Biotechnology - 2.6%
Actinium Pharmaceuticals, Inc. (a)	11,919	75,209
Aegerion Pharmaceuticals, Inc. (a)	5,856	196,820
Amicus Therapeutics, Inc. (a)	57,955	245,150
BioSpecifics Technologies Corporation (a)	8,837	230,999
bluebird bio, Inc. (a)	8,080	269,872
Coronado Biosciences, Inc. (a)	1	1
Harvard Apparatus Regenerative Technology, Inc. (a)	1	2
Heron Therapeutics, Inc. (a)	11,510	101,173
Horizon Pharma, Inc. (a)	11,750	99,875
Hyperion Therapeutics, Inc. (a)	12,210	278,022
Idera Pharmacueticals, Inc. (a)	27,303	69,077
Nanosphere, Inc. (a)	100	152
PDL BioPharma, Inc.	10,285	96,473
Portola Pharmaceuticals, Inc. (a)	23	578
Prothena Corporation plc (a)	7,451	129,349

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Health Care - 16.1%(Continued)
Biotechnology - 2.6% (Continued)
Repligen Corporation (a)	8,960	$187,891
Rigel Pharmaceuticals, Inc. (a)	68,881	225,241
Sorrento Therapeutics, Inc. (a)	134	729
TG Therapeutics, Inc. (a)	31,824	251,728
		2,458,341
Health Care Equipment & Supplies - 4.5%
Abaxis, Inc.	3,535	167,594
Analogic Corporation	1,631	117,285
AngioDynamics, Inc. (a)	15,525	226,665
Anika Therapeutics, Inc. (a)	4,004	168,408
Cantel Medical Corporation	6,601	221,332
CONMED Corporation	6,430	250,770
CryoLife, Inc.	4,111	40,493
Cynosure, Inc. - Class A (a)	12,077	274,631
Exactech, Inc. (a)	10,116	230,038
Greatbatch, Inc. (a)	6,863	339,787
Haemonetics Corporation (a)	1,776	63,172
Medical Action Industries, Inc. (a)	6,785	93,633
Merit Medical Systems, Inc. (a)	4,575	58,743
Natus Medical, Inc. (a)	10,268	295,410
NuVasive, Inc. (a)	12,691	474,390
OraSure Technologies, Inc. (a)	33,133	272,685
Orthofix International N.V. (a)	5,495	181,665
Tornier N.V. (a)	9,137	189,410
Vascular Solutions, Inc. (a)	9,371	231,183
West Pharmaceutical Services, Inc.	6,301	256,766
		4,154,060
Health Care Providers & Services - 6.0%
Addus HomeCare Corporation (a)	11,681	258,617
Alliance Healthcare Services, Inc. (a)	9,613	274,451
Almost Family, Inc. (a)	11,161	261,614
AMN Healthcare Services, Inc. (a)	21,443	280,903
AmSurg Corporation (a)	9,106	434,903
BioTelemetry, Inc. (a)	25,552	183,974
Brookdale Senior Living, Inc. (a)	2,270	78,640
Capital Senior Living Corporation (a)	2,622	64,606
Chemed Corporation	145	14,768
Chindex International, Inc. (a)	10,785	252,477
CorVel Corporation (a)	6,400	257,792
Cross Country Healthcare, Inc. (a)	36,254	260,666
Ensign Group, Inc. (The)	11,071	364,568
Five Star Quality Care, Inc. (a)	43,821	200,262
Gentiva Health Services, Inc. (a)	2,571	46,535
IPC The Hospitalist Company, Inc. (a)	3,814	187,573
Kindred Healthcare, Inc.	11,416	272,842
Landauer, Inc.	544	23,474
Magellan Health, Inc. (a)	7,707	443,923
Molina Healthcare, Inc. (a)	4,572	186,766
National Healthcare Corporation	23	1,264
Providence Service Corporation (The) (a)	6,250	247,563

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Health Care - 16.1%(Continued)
Health Care Providers & Services - 6.0% (Continued)
RadNet, Inc. (a)	39,571	$202,208
Select Medical Holdings Corporation	18,033	280,233
Skilled Healthcare Group, Inc. - Class A (a)	13,334	79,337
Triple-S Management Corporation - Class B (a)	13,648	235,838
Universal American Corporation	15,004	119,132
WellCare Health Plans, Inc. (a)	1,255	78,287
		5,593,216
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc. (a)	12,245	194,941
Computer Programs & Systems, Inc.	1,560	102,679
HealthStream, Inc. (a)	3,595	89,731
MedAssets, Inc. (a)	10,284	218,432
Merge Healthcare, Inc. (a)	4,009	9,862
Omnicell, Inc. (a)	10,018	274,493
		890,138
Life Sciences Tools & Services - 1.0%
Cambrex Corporation (a)	4,372	92,118
Enzo Biochem, Inc. (a)	62,254	298,819
Harvard Bioscience, Inc. (a)	7,449	34,414
Luminex Corporation (a)	6,623	120,539
NanoString Technologies, Inc. (a)	6,909	83,254
NeoGenomics, Inc. (a)	53,135	275,239
		904,383
Pharmaceuticals - 1.0%
ANI Pharmaceuticals, Inc. (a)	9,070	232,373
Lannett Company, Inc. (a)	10,907	366,584
Medicines Company (The) (a)	7,343	171,606
Pain Therapeutics, Inc. (a)	43,664	183,826
		954,389
Industrials - 13.4%
Aerospace & Defense - 0.5%
AAR Corporation	6,826	183,619
Astronics Corporation (a)	179	10,382
Ducommun, Inc. (a)	1,092	30,194
Huntington Ingalls Industries, Inc.	63	5,728
Moog, Inc. - Class A (a)	3,485	230,080
		460,003
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,536	155,222
Park-Ohio Holdings Corporation	4,676	277,567
		432,789
Airlines - 0.3%
Hawaiian Holdings, Inc. (a)	13,577	189,128
Republic Airways Holdings, Inc. (a)	9,614	95,563
		284,691
Building Products - 0.5%
Builders FirstSource, Inc. (a)	14	83
Gibraltar Industries, Inc. (a)	6,154	90,403
Griffon Corporation	2,165	23,317
Insteel Industries, Inc.	934	17,139

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Industrials - 13.4%(Continued)
Building Products - 0.5% (Continued)
Patrick Industries, Inc. (a)	6,069	$252,774
Universal Forest Products, Inc.	2,499	109,406
		493,122
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	4,244	104,445
ARC Document Solutions, Inc. (a)	26,397	143,864
G&K Services, Inc. - Class A	4,636	222,945
Heritage-Crystal Clean, Inc. (a)	110	1,866
Herman Miller, Inc.	6,376	186,434
Multi-Color Corporation	5,108	201,102
Steelcase, Inc. - Class A	7,984	120,558
Sykes Enterprises, Inc. (a)	3,932	81,392
Team, Inc. (a)	140	5,545
United Stationers, Inc.	1,484	57,253
US Ecology, Inc.	5,443	246,350
Viad Corporation	12,184	258,545
		1,630,299
Construction & Engineering - 1.8%
Aegion Corporation (a)	7,123	163,188
Argan, Inc.	6,410	217,299
Comfort Systems USA, Inc.	2,452	36,535
Dycom Industries, Inc. (a)	4,764	133,964
EMCOR Group, Inc.	5,971	244,393
MYR Group, Inc. (a)	10,090	250,333
Northwest Pipe Company (a)	668	23,948
Pike Corporation (a)	21,959	176,989
Primoris Services Corporation	10,553	252,006
Tutor Perini Corporation (a)	7,158	194,912
		1,693,567
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	5,713	47,989

Industrial Conglomerates - 0.3%
Standex International Corporation	4,077	268,878

Machinery - 2.7%
Accuride Corporation (a)	5,710	28,550
Alamo Group, Inc.	4,837	229,903
Chart Industries, Inc. (a)	2,543	193,395
CIRCOR International, Inc.	3,653	262,541
Douglas Dynamics, Inc.	2,028	33,868
ESCO Technologies, Inc.	10,328	346,504
Global Brass & Copper Holdings, Inc.	9,474	143,815
Hurco Companies, Inc.	4,639	148,958
Hyster-Yale Materials Handling, Inc.	2,876	230,368
John Bean Technologies Corporation	17	443
L.B. Foster Company - Class A	606	28,270
Lindsay Corporation	653	52,860
Lydall, Inc. (a)	7,781	196,315
Mueller Water Products, Inc. - Class A	33,013	255,851

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Industrials - 13.4%(Continued)
Machinery - 2.7% (Continued)
NACCO Industries, Inc. - Class A	4,736	$225,860
Proto Labs, Inc. (a)	1,031	83,511
Twin Disc, Inc.	150	4,326
Wabash National Corporation (a)	1,456	19,816
Xerium Technologies, Inc. (a)	3,774	49,062
		2,534,216
Marine - 0.1%
Baltic Trading Ltd.	6,132	31,212
Safe Bulkers, Inc.	2,736	19,945
Ultrapetrol (Bahamas) Ltd. (a)	131	427
		51,584
Professional Services - 2.4%
CDI Corporation	7,146	99,115
CRA International, Inc. (a)	740	17,671
Exponent, Inc.	3,762	267,403
Heidrick & Struggles International, Inc.	2,009	37,508
Hill International, Inc. (a)	47,332	227,667
Huron Consulting Group, Inc. (a)	3,834	231,727
Korn/Ferry International (a)	16,220	477,192
Navigant Consulting, Inc. (a)	9,055	147,778
On Assignment, Inc. (a)	7,797	210,597
Resources Connection, Inc.	19,362	292,366
TrueBlue, Inc. (a)	9,287	250,656
		2,259,680
Road & Rail - 1.2%
Con-Way, Inc.	3,903	192,613
Marten Transport Ltd.	7,811	158,095
PAM Transportation Services, Inc. (a)	6,566	228,234
Quality Distribution, Inc. (a)	9,945	132,766
Saia, Inc. (a)	3,234	147,632
Universal Truckload Services, Inc.	10,305	250,308
		1,109,648
Trading Companies & Distributors - 1.2%
Aircastle Ltd.	8,343	149,757
Applied Industrial Technologies, Inc.	2,659	128,855
CAI International, Inc. (a)	1,638	31,269
H&E Equipment Services, Inc. (a)	6,738	243,781
MRC Global, Inc. (a)	4,131	110,835
TAL International Group, Inc. (a)	1,659	73,328
Textainer Group Holdings Ltd.	3,077	112,526
Willis Lease Finance Corporation (a)	10,970	249,896
		1,100,247
Information Technology - 18.7%
Communications Equipment - 2.1%
Alliance Fiber Optic Products, Inc.	8,849	118,400
Bel Fuse, Inc. - Class B	8,382	198,150
Black Box Corporation	126	2,608
Comtech Telecommunications Corporation	7,217	243,935
Digi International, Inc. (a)	63	520
Emulex Corporation (a)	16,494	96,985

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Information Technology - 18.7%(Continued)
Communications Equipment - 2.1% (Continued)
Harmonic, Inc. (a)	12,887	$77,322
JDS Uniphase Corporation (a)	23,741	281,806
Polycom, Inc. (a)	14,554	186,582
Riverbed Technology, Inc. (a)	13,899	248,792
ShoreTel, Inc. (a)	45,605	281,839
Sonus Networks, Inc. (a)	66,106	233,354
		1,970,293
Electronic Equipment, Instruments & Components - 4.9%
Aeroflex Holding Corporation (a)	26,215	276,830
Audience, Inc. (a)	2,500	23,825
AVX Corporation	16,270	221,272
Benchmark Electronics, Inc. (a)	15,595	376,619
Cognex Corporation (a)	67	2,746
Coherent, Inc. (a)	4,257	250,780
CUI Global, Inc. (a)	10,513	65,286
Daktronics, Inc.	18,365	203,851
Insight Enterprises, Inc. (a)	15,078	396,099
Itron, Inc. (a)	4,799	172,668
KEMET Corporation (a)	164	808
Littelfuse, Inc.	1,630	141,680
Measurement Specialties, Inc. (a)	449	38,609
Mesa Laboratories, Inc.	1,572	120,211
Methode Electronics, Inc.	12,987	415,324
Newport Corporation (a)	15,705	271,853
OSI Systems, Inc. (a)	2,462	163,231
PC Connection, Inc.	753	15,384
Plexus Corporation (a)	6,311	248,212
Rogers Corporation (a)	4,191	240,396
Sanmina Corporation (a)	18,682	435,104
ScanSource, Inc. (a)	5,310	190,151
Tech Data Corporation (a)	3,102	194,775
TTM Technologies, Inc. (a)	7,574	56,881
Vishay Precision Group, Inc. (a)	133	1,919
		4,524,514
Internet Software & Services - 2.0%
Blucora, Inc. (a)	1,279	21,833
Carbonite, Inc. (a)	50	486
Constant Contact, Inc. (a)	5,759	179,278
Demand Media, Inc. (a)	45,675	248,015
Dice Holdings, Inc. (a)	20,637	189,035
Digital River, Inc. (a)	2,794	39,926
eGain Corporation (a)	25	159
GTT Communications, Inc. (a)	2,527	25,674
Limelight Networks, Inc. (a)	90,954	233,752
LogMeIn, Inc. (a)	4,598	187,185
Marchex, Inc. - Class B	3,087	33,957
Monster Worldwide, Inc. (a)	20,312	132,028
NIC, Inc.	6,872	115,931
Perficient, Inc. (a)	14,271	242,464
Stamps.com, Inc. (a)	2,514	79,518

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Information Technology - 18.7%(Continued)
Internet Software & Services - 2.0% (Continued)
TechTarget, Inc. (a)	19,328	$146,893
		1,876,134
IT Services - 2.5%
CACI International, Inc. - Class A (a)	654	45,120
Cass Information Systems, Inc.	15	677
CoreLogic, Inc. (a)	16,085	437,512
EPAM Systems, Inc. (a)	6,456	249,589
ExlService Holdings, Inc. (a)	6,918	194,050
Forrester Research, Inc.	974	37,674
Global Cash Access Holdings, Inc. (a)	10,560	88,387
iGATE Corporation (a)	6,758	241,126
Information Services Group, Inc. (a)	12,836	56,093
Lionbridge Technologies, Inc. (a)	12,132	69,516
MAXIMUS, Inc.	6,673	275,995
NeuStar, Inc. - Class A (a)	1,672	46,582
TeleTech Holdings, Inc. (a)	10,059	276,924
Virtusa Corporation (a)	7,545	236,008
		2,255,253
Semiconductors & Semiconductor Equipment - 4.5%
Alpha & Omega Semiconductor Ltd. (a)	27,287	249,676
Amkor Technology, Inc. (a)	46,520	411,702
Brooks Automation, Inc.	7,045	71,718
Cascade Microtech, Inc. (a)	22,601	249,967
CEVA, Inc. (a)	1,555	22,128
Diodes, Inc. (a)	13,135	334,942
DSP Group, Inc. (a)	1,576	13,979
Fairchild Semiconductor International, Inc. (a)	11,877	180,768
Integrated Device Technology, Inc. (a)	30,046	431,461
IXYS Corporation	22,741	259,702
Lattice Semiconductor Corporation (a)	36,305	248,326
MA/COM Technology Solutions Holdings, Inc. (a)	12,775	254,222
Mattson Technology, Inc. (a)	90,459	185,441
MaxLinear, Inc. - Class A (a)	27,947	264,938
Micrel, Inc.	6,112	63,932
OmniVision Technologies, Inc. (a)	8,530	191,072
PDF Solutions, Inc. (a)	2,605	49,912
Peregrine Semiconductor Corporation (a)	4,126	27,809
PLX Technology, Inc. (a)	38,994	253,071
Silicon Image, Inc. (a)	53,749	268,207
Tessera Technologies, Inc.	5,200	132,132
		4,165,105
Software - 2.3%
Cinedigm Corporation - Class A (a)	37,693	85,563
Compuware Corporation	28,766	261,770
Digimarc Corporation	8,470	214,799
ePlus, Inc. (a)	5,398	295,217
Glu Mobile, Inc. (a)	24,900	139,689
Guidance Software, Inc. (a)	350	2,709
Guidewire Software, Inc. (a)	5,090	206,145
Manhattan Associates, Inc. (a)	2,763	81,122

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Information Technology - 18.7%(Continued)
Software - 2.3% (Continued)
Model N, Inc. (a)	15,896	$156,417
Pegasystems, Inc.	15,374	328,542
Telenav, Inc. (a)	11,428	56,797
VASCO Data Security International, Inc. (a)	24,180	328,123
		2,156,893
Technology Hardware, Storage & Peripherals - 0.4%
Dot Hill Systems Corporation (a)	44,059	173,152
Immersion Corporation (a)	3,154	43,052
Intevac, Inc. (a)	2,870	18,196
QLogic Corporation (a)	10,102	91,928
		326,328
Materials - 5.1%
Chemicals - 2.1%
A. Schulman, Inc.	10,758	427,523
Balchem Corporation	2,450	122,500
Calgon Carbon Corporation (a)	4,933	104,580
Chemtura Corporation (a)	8	186
Ferro Corporation (a)	20,107	252,142
Flotek Industries, Inc. (a)	2,245	64,768
FutureFuel Corporation	3,073	48,430
Innophos Holdings, Inc.	7,265	439,024
LSB Industries, Inc. (a)	1,999	76,981
Penford Corporation (a)	2,113	25,948
Sensient Technologies Corporation	1,468	77,070
Stepan Company	5,094	245,123
Taminco Corporation (a)	1,841	38,477
Tredegar Corporation	2,577	50,355
		1,973,107
Construction Materials - 0.2%
United States Lime & Minerals, Inc.	2,595	149,524

Containers & Packaging - 0.6%
Berry Plastics Group, Inc. (a)	10,230	248,487
Greif, Inc. - Class A	2,740	137,493
Myers Industries, Inc.	8,387	154,992
		540,972
Metals & Mining - 1.0%
Carpenter Technology Corporation	1,451	78,557
Compass Minerals International, Inc.	2,326	200,083
Gold Resource Corporation	9,740	51,427
Hecla Mining Company	61,589	194,621
Horsehead Holding Corporation (a)	96	1,798
Kaiser Aluminum Corporation	600	46,332
Materion Corporation	5,624	181,711
Schnitzer Steel Industries, Inc. - Class A	4,980	133,016
		887,545
Paper & Forest Products - 1.2%
Boise Cascade Company (a)	6,348	178,696
Clearwater Paper Corporation (a)	2,754	186,170
Domtar Corporation	5,076	182,330

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4%(Continued)	Shares	Value
Materials - 5.1%(Continued)
Paper & Forest Products - 1.2% (Continued)
Neenah Paper, Inc.	4,467	$221,653
P.H. Glatfelter Company	5,755	136,969
Schweitzer-Mauduit International, Inc.	6,089	248,614
		1,154,432
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	4,641	271,545
General Communication, Inc. - Class A (a)	2,561	28,274
IDT Corporation - Class B	6,223	97,017
Intelsat S.A. (a)	17,841	330,772
Lumos Networks Corporation	526	8,069
Premiere Global Services, Inc. (a)	3,013	39,470
Vonage Holdings Corporation (a)	70,144	244,101
		1,019,248
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	7	43
NII Holdings, Inc. (a)	224	153
Shenandoah Telecommunications Company	1,107	30,675
Telephone and Data Systems, Inc.	10,848	271,200
		302,071
Utilities - 1.5%
Electric Utilities - 0.6%
El Paso Electric Company	7,283	268,379
Unitil Corporation	8,248	263,936
		532,315
Gas Utilities - 0.3%
Southwest Gas Corporation	5,316	263,301

Water Utilities - 0.6%
American States Water Company	8,739	266,976
Consolidated Water Company Ltd.	7,551	78,455
SJW Corporation	8,416	225,633
		571,064

Total Common Stocks (Cost $90,478,270)		$92,099,187

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Value
UMB Money Market Fiduciary, 0.01% (c) (Cost $610,200)	610,200	$610,200

Total Investments at Value - 100.1% (Cost $91,088,470)		$92,709,387

Liabilities in Excess of Other Assets - (0.1%)		(114,633)

Net Assets - 100.0%		$92,594,754

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of July 31, 2014.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
July 31, 2014(Unaudited)

U.S. TREASURY OBLIGATIONS (a) - 23.4%	Par Value	Value
U.S. Treasury Bills,
0.035%, due 11/13/2014	$2,500,000	$2,499,730
0.010%, due 11/28/2014	2,685,000	2,684,646
0.030%, due 12/04/2014	500,000	499,926
0.026%, due 12/11/2014	2,885,000	2,884,524
0.028%, due 12/18/2014	500,000	499,908
0.045%, due 12/26/2014	2,800,000	2,799,401
Total U.S. Treasury Obligations (Cost $11,868,762)		$11,868,135

MONEY MARKET FUNDS - 67.0%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.03% (b)	6,541,730	$6,541,730
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (b)	13,416,618	13,416,618
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.05% (b)	6,541,750	6,541,750
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.06% (b)	494,937	494,937
PIMCO Money Market Fund - Institutional Class, 0.01% (b)	493,002	493,002
Vanguard Prime Money Market Fund - Investor Shares, 0.01% (b)	6,541,896	6,541,896
Total Money Market Funds (Cost $34,029,933)		$34,029,933

Total Investments at Value - 90.4% (Cost $45,898,695)		$45,898,068
Other Assets in Excess of Liabilities - 9.6%		4,851,221	(c)

Net Assets - 100.0%		$50,749,289

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of July 31, 2014.
(c)	Includes cash held as margin deposits for futures contracts sold short.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
July 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Cocoa Future	09/15/2014	6	$193,140	$4,003
Corn Future	09/12/2014	2	35,700	(5,480)
Cotton No. 2 Future	12/08/2014	13	408,655	(75,375)
Crude Oil Future	08/20/2014	14	1,371,580	(51,160)
Ethanol Future	09/04/2014	35	2,022,895	(32,167)
Ethanol Future	10/03/2014	3	165,735	775
Hard Red Winter Wheat Future	09/12/2014	63	1,971,113	(257,468)
Lean Hogs Future	08/14/2014	38	1,796,260	(128,315)
Oats Future	12/12/2014	113	1,867,325	(21,102)
Red Spring Wheat Future	09/12/2014	62	1,909,600	(11,231)
Soybean Future	11/14/2014	94	5,085,400	(297,851)
Soybean Meal Future	12/12/2014	31	1,081,280	(14,083)

Total Futures Contracts			$17,908,683	$(889,454)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
July 31, 2014 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Butter Cash Future	11/04/2014	1	$42,700	$(903)
Butter Cash Future	12/02/2014	1	39,900	(953)
Coffee Future	09/18/2014	19	1,389,731	(161,676)
Copper Future	09/26/2014	6	484,500	250
Corn Future	12/12/2014	41	752,350	6,916
Feeder Cattle Future	08/28/2014	10	1,103,000	(94,652)
Frozen Concentrate Orange Juice Future	09/10/2014	68	1,435,140	97,262
Live Cattle Future	08/29/2014	7	441,350	(23,049)
Live Cattle Future	10/31/2014	5	313,850	1,396
Lumber Future	09/15/2014	5	179,465	(1,037)
Natural Gas Future	08/27/2014	4	153,480	(2,689)
Palladium Future	09/26/2014	5	435,850	3,029
Platinum Future	10/29/2014	4	292,960	6,401
Soybean Oil Future	12/12/2014	176	3,843,840	399,862
Sugar No. 11 Future	09/30/2014	84	1,548,557	172,206
Wheat Future	09/12/2014	204	5,408,550	381,030
Total Commodity Futures			17,865,223	783,393

FINANCIAL FUTURES
CBOE Volatility Index (VIX) Future	09/16/2014	191	2,922,300	(339,499)
E-Mini S&P 500 Future	09/19/2014	102	9,813,675	75,197
Total Financial Futures			12,735,975	(264,302)

Total Futures Contracts Sold Short			$30,601,198	$519,091

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2014 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern time are valued at their last sale price as of the close of regular trading on the primary exchange on which it is traded. Prices for these futures contracts are monitored by TFS Capital LLC (the Funds’ advisor) until 4:00 p.m. Eastern time to determine if fair valuation is required. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below).

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments, securities sold short and futures contracts have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include common stocks, preferred stocks, closed-end, open-end and exchange-traded funds and notes, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include common stocks and warrants that trade infrequently or their trading has been temporarily halted and U.S. treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category include common stocks and corporate bonds that trade infrequently or their trading has been halted for an extended period of time.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2014:

TFS Market Neutral Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$774,573,963	$-	$-	*	$774,573,963
Preferred Stocks	1,321,467	-	-		1,321,467
Other Investments	81,116,462	-	-		81,116,462
Corporate Bonds	-	3,027	-	*	3,027
Money Market Funds	230,650	-	-		230,650
Total	$857,242,542	$3,027	$-		$857,245,569

Other Financial Instruments:
Common Stocks – Sold Short	$(596,253,920)	$-	$(1,254,911	) *	$(597,508,831)
Preferred Stocks – Sold Short	(226,800)	-	-		(226,800)
Other Investments – Sold Short	(231,460)	-	-		(231,460)
Warrants – Sold Short	(20,411)	(187,348)	-		(207,759)
Corporate Bonds – Sold Short	-	(594,756)	-		(594,756)
Futures Contracts – Sold Short	(1,391,906)				(1,391,906)
Total	$(598,124,497)	$(782,104)	$(1,254,911)		$(600,161,512)

TFS Small Cap Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks	$92,099,187	$-	$-		$92,099,187
Money Market Funds	610,200	-	-		610,200
Total	$92,709,387	$-	$-		$92,709,387

TFS Hedged Futures Fund	Level 1	Level 2	Level 3		Total
Investments in Securities
U.S. Treasury Obligations	$-	$11,868,135	$-		$11,868,135
Money Market Funds	34,029,933	-	-		34,029,933
Total	$34,029,933	$11,868,135	$-		$45,898,068

Other Financial Instruments:
Futures Contracts	$(889,454)	$-	$-		$(889,454)
Futures Contracts – Sold Short	519,091	-	-		519,091
Total	$(370,363)	$-	$-		$(370,363)

*	TFS Market Neutral Fund holds a Common Stock, a Corporate Bond and a Common Stock Sold Short which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedules of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and industry type.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of July 31, 2014, TFS Small Cap Fund and TFS Hedged Futures Fund did not have any transfers in and out of any Level. Transfers that occurred between Level 1, Level 2 and Level 3 on July 31, 2014 for TFS Market Neutral Fund due to changes in the availability of quoted prices are as follows:

	Common Stocks	Common Stocks Sold Short
Transfers from Level 1 to Level 3	$-	$(1,254,911)

There were no transfers between Level 2 and Level 3 as of July 31, 2014. There were no Level 3 securities held in TFS Small Cap Fund or TFS Hedged Futures Fund as of July 31, 2014.

The following is a reconciliation of Level 3 investments held and securities sold short in TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value as of July 31, 2014.

	Investments		Securities Sold Short
Balance as of October 31, 2013	$-		$-
Transfers into Level 3	-		(1,254,911)
Balance as of July 31, 2014	$-	*	$(1,254,911	)*

*      TFS Market Neutral Fund holds a Common Stock, a Corporate Bond and a Common Stock Sold Short which have been fair valued at $0.

The total amount of unrealized appreciation (depreciation) on Level 3 investments and securities sold short was $(43,139) and $7,898,640, respectively, at July 31, 2014.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board to determine the fair value of the Level 3 investments:

	Fair Value at 7/31/2014	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stock	$ -	Deemed Worthless	Discount Percentage	100%	Increase
Corporate Bond	-	Deemed Worthless	Discount Percentage	100%	Increase
Common Stocks - Sold Short	(1,254,911)	Discount from Last Sale Price	Discount Percentage	50% - 100%	Decrease
Common Stocks - Sold Short	-	Deemed Worthless	Discount Percentage	100%	Decrease

**	This column represents the directional change in the fair value of the Level 3 investment that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of July 31, 2014:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$873,736,974	$93,497,234	$45,898,695

Gross unrealized appreciation	$45,576,542	$4,263,572	$-
Gross unrealized depreciation	(62,067,947)	(5,051,419)	(627)
Net unrealized depreciation on investments	$(16,491,405)	$(787,847)	$(627)

Net unrealized appreciation on securities
sold short	$20,783,551	$-	$-

As of July 31, 2014, the tax cost of securities sold short is $619,553,157 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

4.	Investments in Other Investment Companies

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of July 31, 2014, TFS Hedged Futures Fund had 67.0% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940. As of July 31, 2014, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Larry S. Eiben
Larry S. Eiben, President

Date	September 29, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	September 29, 2014

* Print the name and title of each signing officer under his or her signature.